Exhibit 99.17

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300168909	226841	06/15/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,000 is supported. No post closing CDA provided.	07/15/2016
Credit report reflects 36 months of 0x30.;Borrower1 earnings history reflects a greater monthly average than the amount used to qualify. ;Qualifying DTI is 27.77% when the max allowed per guidelines is 43%.
											6/16/16 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300168909	226902	06/16/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed
Missing is evidence that borrowers were provided with an E-Sign Disclosure to allow the use of electronic delivery method.  Evidence is in file that the borrowers did receive and utilize the e-Sign method based on the CD in file date issued on 5/20/2016 that reflects electronic signatures.
									08/08/2016
Credit report reflects 36 months of 0x30.;Borrower1 earnings history reflects a greater monthly average than the amount used to qualify. ;Qualifying DTI is 27.77% when the max allowed per guidelines is 43%.
											7/14/2016 - Received borrower accepted eDisclosure Agreements. eDisclosure was accepted on the same day that the closing disclosure issued 5/20/2016 was esigned. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300168909	226905	06/16/2016	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed	The Disclosed Projected Payments Table contains a value of (3976.55), while the Calculated Projected Payments Table has a value of (4182.55).	08/08/2016
Credit report reflects 36 months of 0x30.;Borrower1 earnings history reflects a greater monthly average than the amount used to qualify. ;Qualifying DTI is 27.77% when the max allowed per guidelines is 43%.
											8/5/2016 - Captured the verified tax and insurance liabilities ans reran compliance submission. TRID 0092 Exception Cleared.;	Approved	A	A	A	A	A
300168909	226979	06/16/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Signature of the broker's LO does not match between the initial and final 1003.	08/08/2016
Credit report reflects 36 months of 0x30.;Borrower1 earnings history reflects a greater monthly average than the amount used to qualify. ;Qualifying DTI is 27.77% when the max allowed per guidelines is 43%.
											7/14/2016 - Affiliated Business Disclosures confirm the business relationship between (broker) and (lender)s. APP 0002 Exception Cleared.	Approved	A	A	A	A	A
300168909	227011	06/16/2016	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing is evidence that the borrower acknowledged receipt of all written appraisal copies	07/15/2016
Credit report reflects 36 months of 0x30.;Borrower1 earnings history reflects a greater monthly average than the amount used to qualify. ;Qualifying DTI is 27.77% when the max allowed per guidelines is 43%.
											7/14/2016 - The "Read Receipt" radial on the document sent tab is selected to evidence that the borrower did receive the email. ECOA 0003 Exception Cleared.	Approved	A	A	A	A	A
300168909	227013	06/16/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 239) is signed but not dated. No other lender loan approval located in file. Unable to confirm date of lender loan approval.	08/08/2016
Credit report reflects 36 months of 0x30.;Borrower1 earnings history reflects a greater monthly average than the amount used to qualify. ;Qualifying DTI is 27.77% when the max allowed per guidelines is 43%.

7/14/2016 - Received a copy of the underwriter signed and dated 1008. Confirmed DTI is the same as the DTI that was listed on the 1008 that was presented in the original loan file. APRV 0003 Exception Cleared.;
												Approved	A	A	A	A	A
300166080	228412	06/22/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 (pg 177) is deficient for the following:
1) Joint Credit section at the top of Page 1 is not completed and was not signed by the co-borrower.
 2) Missing detail of Present Housing Expense on Page 2.
									08/12/2016	Verified housing payment history - 178 months of current and prior mortgage history paid 0x30 per credit report.	8/11/2016 - Received a copy of the borrower executed corrected 1003. Borrowers initialed all corrections to evidence acknowledgment of the changes. APP 0002 Exception Cleared.;	Approved	A	A	A	A	A
300166080	228478	06/22/2016	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Home Loan Toolkit.	06/28/2016	Verified housing payment history - 178 months of current and prior mortgage history paid 0x30 per credit report.
6/23/2016 - Received response from lender: "on page 6". Attached is a copy of the esigned Conventional Loan Financing Agreement and Disclosure dated 4/21/2016. Disclosure confirms receipt of the the Settlement Cost Booklet which represents the same type of form. TRID 0133 Exception Cleared.
												Approved	A	A	A	A	A
300166080	228479	06/22/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure. LE and CD documents in file have been E-signed by the borrowers. Documents in file have been E-signed by the borrowers.	08/04/2016	Verified housing payment history - 178 months of current and prior mortgage history paid 0x30 per credit report.
7/18/2016 - Received copies of the borrower accepted eDisclosure Agreements. eDisclosure was accepted prior to the application date and prior to delivery of the initial disclosures. TRID 0134 Exception Cleared.;
												Approved	A	A	A	A	A
300166080	228480	06/22/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	08/04/2016	Verified housing payment history - 178 months of current and prior mortgage history paid 0x30 per credit report.
7/18/2016 - Received copies of the borrower accepted eDisclosure Agreements. eDisclosure was accepted prior to the application date and prior to delivery of the initial disclosures. TRID 0135 Exception Cleared.;
												Approved	A	A	A	A	A
300166080	228483	06/22/2016	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Per appraisal (pg 459) the site value is $650,000. Site value ratio of 52% exceeds 30% guideline. Appraiser did not indicate if this is typical for the area.	06/28/2016	Verified housing payment history - 178 months of current and prior mortgage history paid 0x30 per credit report.
6/23/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,250,000 is supported within 10% tolerance of the CDA value of $1,150,000 creating a negative 8% variance. Value confirmed by CDA which is performed by licensed appraiser.  APPR 0038 Exception Cleared.
												Approved	A	A	A	A	A
300166080	228484	06/22/2016	Property	Missing Third Party Appraisal Review	APPR 0040	2	Acknowledged	Missing required 3rd party appraisal analysis to reflect value of $1,250,000 is supported. No post closing CDA provided.		Verified housing payment history - 178 months of current and prior mortgage history paid 0x30 per credit report.	6/23/2016 - CDA value is within 10% tolerance, thus exception is overridden to EV2. APPR 0040 Exception Overridden to EV2.	Approved	B	B	B	B	B
300166080	228572	06/22/2016	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing VVOE for borrowers prior employer confirming a total of 24 months of employment with no unexplained gaps greater than 30 days.	07/19/2016	Verified housing payment history - 178 months of current and prior mortgage history paid 0x30 per credit report.
7/18/2016 - Received pre-consummation dated WVOE confirming B1s employment with (prior employer), thus completing 24 months employment verification and evidencing no 30+ day employment gaps. CRED 0007 Exception Cleared.;
												Approved	A	A	A	A	A
300166080	228677	06/22/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Unable to confirm borrower has access to the funds in case of hardship. Borrowers have insufficient reserves without use of 401K funds.	07/19/2016	Verified housing payment history - 178 months of current and prior mortgage history paid 0x30 per credit report.	7/18/2016 - Received the terms of withdrawal for B1 and B2s retirement plans to document that each plan allows for hardship withdrawals. CRED 0083 Exception Cleared.;	Approved	A	A	A	A	A
300166080	228700	06/22/2016	Compliance	HUD1 Fee Exceeds Reasonable and Customary Charge	COMP 0032	1	Closed
Per final Closing Disclosure (pg 38) borrower was charged $300 for Credit Report. Invoice (pg 797) indicates credit report charge was $40.50. An additional Invoice (pg 798) for other charges total $588.25. $300 charge for Credit Report exceeds Reasonable and Customary Charge.
									07/28/2016	Verified housing payment history - 178 months of current and prior mortgage history paid 0x30 per credit report.
7/26/2016 - Confirmed that the credit report fee did not increase from the $300 that was disclosed on the LE to Final CD. Attached lender response provides a viable reason for the credit report fee being above a reasonable and customary charge. COMP 0032 Exception Cleared.;
												Approved	A	A	A	A	A
300168881	228847	06/23/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	07/19/2016
Verified credit history - 796 qualifying credit scores  720 minimum score required; Verified housing payment history - VOR reflects 36 months of current rental history paid 0x30; Verified reserves - Post closing reserves of $1,028,010/176 months of PITI  verified.  12 months required per guidelines
											7/18/2016 - Received a copy of the electronically recorded Deed of Trust. County recordation number and date of recording is reflected on the recorded instrument. DEED 0049 Exception Cleared.;	Approved	A	A	A	A	A
300168881	228984	06/23/2016	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence of deliver to borrower of the Home Loan Toolkit.	07/06/2016
Verified credit history - 796 qualifying credit scores  720 minimum score required; Verified housing payment history - VOR reflects 36 months of current rental history paid 0x30; Verified reserves - Post closing reserves of $1,028,010/176 months of PITI  verified.  12 months required per guidelines
											6/29/2016 - Disclosure was viewed and accepted by the borrower on 4/29/2016. TRID 0133 Exception Cleared.	Approved	A	A	A	A	A
300168881	228985	06/23/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence that all borrowers were provided with E-Sign disclosure.	07/06/2016
Verified credit history - 796 qualifying credit scores  720 minimum score required; Verified housing payment history - VOR reflects 36 months of current rental history paid 0x30; Verified reserves - Post closing reserves of $1,028,010/176 months of PITI  verified.  12 months required per guidelines
											7/1/2016 - eDisclosures was accepted by the borrower prior to the lenders application date and prior to any of the disclosures being eSigned. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300168881	228986	06/23/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed
Missing evidence that all borrowers were provided with E-Sign disclosure to confirm they intended to receive documents via electronic method.  Disclosures in file are e-Signed by the borrower on 04/29/2016 (LE, initial disclosures, etc.)
									07/06/2016
Verified credit history - 796 qualifying credit scores  720 minimum score required; Verified housing payment history - VOR reflects 36 months of current rental history paid 0x30; Verified reserves - Post closing reserves of $1,028,010/176 months of PITI  verified.  12 months required per guidelines
											7/1/2016 - eDisclosures was accepted by the borrower prior to the lenders application date and prior to any of the disclosures being eSigned. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300168881	228999	06/23/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $885,000 is supported. No post closing CDA provided.	08/26/2016
Verified credit history - 796 qualifying credit scores  720 minimum score required; Verified housing payment history - VOR reflects 36 months of current rental history paid 0x30; Verified reserves - Post closing reserves of $1,028,010/176 months of PITI  verified.  12 months required per guidelines
											7/1/2016 - Value confirmed by CDA which is performed by licensed appraiser. Appraiser to address conflicting value conclusions for remaining exception APPR 0002. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300168881	229078	06/23/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing third party fraud report with all high alerts addressed by lender.	07/05/2016
Verified credit history - 796 qualifying credit scores  720 minimum score required; Verified housing payment history - VOR reflects 36 months of current rental history paid 0x30; Verified reserves - Post closing reserves of $1,028,010/176 months of PITI  verified.  12 months required per guidelines

7/1/2016 - Received a copy of the fraud report with fraud risk score of 616 / collateral risk 344. Documentation provided in file evidences that all alerts were satisfactorily addressed. CRED 0089 Exception Cleared.
												Approved	A	A	A	A	A
300168881	229079	06/23/2016	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Missing 2015 W2 from prior employer. Only 2015 W2 from current employer in loan file. Borrower started with current employer.
Verified credit history - 796 qualifying credit scores  720 minimum score required; Verified housing payment history - VOR reflects 36 months of current rental history paid 0x30; Verified reserves - Post closing reserves of $1,028,010/176 months of PITI  verified.  12 months required per guidelines
											8/26/2016 - (investor) has acknowledged the exception to lender guides for missing 2015 W2 from prior employer, thus exception is overridden to EV2. CRED 0082 Exception Overridden to EV2.	Approved	B	B	B	B	B
300168881	229080	06/23/2016	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy for subject which is new construction.	07/28/2016
Verified credit history - 796 qualifying credit scores  720 minimum score required; Verified housing payment history - VOR reflects 36 months of current rental history paid 0x30; Verified reserves - Post closing reserves of $1,028,010/176 months of PITI  verified.  12 months required per guidelines
											7/27/2016 - Note that statement from (builder) received via stips on 7/18 states that (city) does not issue certificates of occupancy. PROP 0012 Exception Cleared.;	Approved	A	A	A	A	A
300168881	229081	06/23/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed
Missing documentation to evidence lender property tax calculation.  Subject property is new construction built on a lot with a home that was torn down.  Tax certs in file (pg 384) reflects rate with former residence's improvements value.  Cert pg 388 has an illegible figure that is obscured.
									07/05/2016
Verified credit history - 796 qualifying credit scores  720 minimum score required; Verified housing payment history - VOR reflects 36 months of current rental history paid 0x30; Verified reserves - Post closing reserves of $1,028,010/176 months of PITI  verified.  12 months required per guidelines
											7/1/2016 - Property tax payment of $1971.53 / mo used for qualifying is based on the documented tax rate and the purchase price / lowest appraised value. CRED 0103 Exception Cleared.	Approved	A	A	A	A	A
300168881	229495	06/24/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	CD dated 6/8/2013 (pg 118, 348) was issued less than 3 business days prior to consummation.	07/19/2016
Verified credit history - 796 qualifying credit scores  720 minimum score required; Verified housing payment history - VOR reflects 36 months of current rental history paid 0x30; Verified reserves - Post closing reserves of $1,028,010/176 months of PITI  verified.  12 months required per guidelines
											7/18/2016 - Corrected Note confirms that the final disclosure issued on 6/8/2016 was received by the borrower more than 3 business days prior to the Note date. TRID 0145 Exception Cleared.;	Approved	A	A	A	A	A
300168881	231926	07/05/2016	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Loan file contains 2 appraisals performed by the same appraiser with the same effective date, but with different values ($885,000-pg 25 & $845,000-pg 792).	08/26/2016
Verified credit history - 796 qualifying credit scores  720 minimum score required; Verified housing payment history - VOR reflects 36 months of current rental history paid 0x30; Verified reserves - Post closing reserves of $1,028,010/176 months of PITI  verified.  12 months required per guidelines
											Based on appraisers final sqft conclusion of 3695 the appraisal report (Stip 7/18) with value conclusion of $885,000 is deemed to be the final appraisal. APPR 0002 Exception Cleared.;	Approved	A	A	A	A	A
300177188	233178	07/10/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed
Missing APN/Parcel ID # on Deed of Trust (pg 93) or included as part of legal description. PIN field on Page 1 of Deed of Trust was not completed. Unable to confirm APN on Title documents and appraisal match the APN on Deed of Trust.
									07/19/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.

7/15/2016 - Confirmed that the legal description listed on the Deed of Trust agrees with the legal description listed in the Appraisal Report, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared.;
												Approved	A	A	A	A	A
300177188	233183	07/10/2016	Property	Post Closing Desk Review Appraisal Variance is not within tolerance	APPR 0035	1	Closed
CDA dated 6/10/2016 is reporting incorrect data. CDA describes subject as new construction in C1 condition and was previously unoccupied. Per appraisal subject is 4 years old, in C2 condition and is currently occupied. CDA request to be resubmitted and reviewed for corrected analysis.
									07/19/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/18/2016 - Exception is cleared. Corrected CDA comments agree with the original appraisers analysis of the subject property. APPR 0035 Exception Cleared.	Approved	A	A	A	A	A
300177188	233188	07/10/2016	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing final Closing Disclosure/Settlement Statement for sale of prior primary residence.	07/12/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/12/2016 - CD evidences sale of departing residence and receipt of $110,087.95 sale proceeds prior to subject transaction Note date. HUD 0011 Exception Cleared.	Approved	A	A	A	A	A
300177188	233189	07/10/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 and Underwriting Worksheets are not signed or dated. Missing signed approval with lenders approval date.	07/12/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/12/2016 - Lender remarks confirm final approval on 6/21/2016. APRV 0003 Exception Cleared. ??	Approved	A	A	A	A	A
300177188	233190	07/10/2016	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing VVOE dated within 10 days of loan closing as required per lender guidelines.	07/20/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/12/2016 - Included is a printout from lenders LOS activity log confirming that the final VVoe was completed on 6/22/2016, which is within 10 days of the Note date. CRED 0006 Exception Cleared.	Approved	A	A	A	A	A
300177188	233191	07/10/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	2014 tax returns provided in file (STIPS CreditIncomeAssets pdf) are not signed by the borrower as required per lender guidelines.	07/13/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/12/2016 - Received response from lender: "2014 signed 1040 is attached". Attached are borrower signed copies of pg 2 from the 2014 / 2015 1040 income tax returns. CRED 0087 Exception Cleared.	Approved	A	A	A	A	A
300177188	233192	07/10/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing signed LOE from borrower and supporting documentation for Loan Payment of $179.45 on current paystubs dated 4/23-6/3, as required by Underwriter conditions (STIPS UWDocs pg 27).	07/20/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/18/2016 - 401K loan and monthly obligation is fully documented as required per lender guides. Written letter of explanation was previously provided via stips on 7/12. CRED 0093 Exception Cleared.;	Approved	A	A	A	A	A
300177188	233221	07/11/2016	Compliance	LE or CD Transaction Information Section is Deficient	TRID 0140	2	Acknowledged	Closing Disclosure (pg 7 of 300) is missing name of Seller.
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.

9/13/16 - Non-numerical clerical error for missing Seller name in Transaction Information carries Actual Damages thus grade as EV2.  Corrective CD provided by lender. TRID 0140 Exception Overridden to EV2 level.
												Approved	B	B	B	B	B
300177188	233225	07/11/2016	Credit	Missing Subordinate Lien Holder Name	CRED 0053	1	Closed	Per 1008, subject closed with Subordinate Lien of $59,900. Name of 2nd Lien holder was not provided.	08/01/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/12/2016 - Received a copy of the Note and Deed of Trust for subordinate lien. Subordinate lien holder is the same Lender as subject transaction. CRED 0053 Exception Cleared;	Approved	A	A	A	A	A
300177188	233227	07/11/2016	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Purchase Contract was not provided. File contains only a 3-page Addendum to Extend (STIPS PurchaseAgreement pdf). Missing complete Purchase Agreement signed by all parties.	08/01/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/12/2016 - Received response from lender: "Purchase agreement signed by all parties is attached". Attached is a complete copy of the executed purchase agreement. HUD 0014 Exception Cleared.;	Approved	A	A	A	A	A
300177188	233229	07/11/2016	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing Tangible Benefit Disclosure signed by borrowers, required for Purchase transaction.	07/19/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/15/2016 -A non-mortgage broker, such as a bank, would not be subject to the NTB rules. NTB 0001 Exception Cleared.;	Approved	A	A	A	A	A
300177188	233237	07/11/2016	Credit	Missing Title Evidence	TITL 0001	1	Closed
Missing Title Commitment for subject property. Title Commitment in file (pg 288) is for another borrower. Closing Protection Letter for subject is provided (STIPS Flood Cert pg 1), however missing all other title documents.
									07/15/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/12/2016 - Received response from lender: "Complete title attached". Attached is a copy of the Title Commitment for subject transaction. TITL 0001 Exception Cleared.;	Approved	A	A	A	A	A
300177188	233240	07/11/2016	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing revised, signed lender approval acknowledging DTI above 40%.	07/20/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/18/2016 - Per lender guides, Payments related to 401(k) loans are not included in total debt obligation. APRV 0010 Exception Cleared.;	Approved	A	A	A	A	A
300177188	233241	07/11/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	Loan file is missing evidence of borrower acknowledged Intent to Proceed dated within 10 business days of the Loan Estimate date 5/13/2016 .	09/12/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/15/2016 - Intent to proceed was communicated via telephone on 5/16/2016, which is within 10 business days of the LE issue date of 5/13/2016. TRID 0047 Exception Cleared.;	Approved	A	A	A	A	A
300177188	233242	07/11/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed	Missing valid Change of Circumstance for increase fees.	07/13/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/12/2016 - Received response from lender: "COC and Redisclosure". TRID 0119 Exception Cleared.	Approved	A	A	A	A	A
300177188	233247	07/11/2016	Credit	Missing Second Lien Note	NOTE 0005	1	Closed
Per 1008, loan closed with Second Lien Note of $59,900 with a monthly payment of $443.08. Missing copy of signed second mortgage Note confirming loan amount and payment is no more than stated on lender 1008.
									07/13/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/12/2016 - Received a copy of the executed Note for concurrent 2nd lien to evidence loan amount of $59,900 and monthly payment due of $443.07. NOTE 0005 Exception Cleared.	Approved	A	A	A	A	A
300177188	233250	07/11/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing all asset documentation.	08/01/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.

7/29/2016 -Exception is cleared. Cash to close and reserve requirements are satisfied based on the attached documentation with documentation previously received via stips on 7/18. CRED 0083 Exception Cleared.;
												Approved	A	A	A	A	A
300177188	233251	07/11/2016	Compliance	Missing LE due to Rate Lock	TRID 0159	1	Closed	Missing redisclosed Loan Estimate dated within 3 days of Rate Lock date of 5/17/2016. Initial LE provided in file (pg 113) does not reflect rate lock.	07/13/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/12/2016 - Received a copy of the Interest Rate Lock Agreement reflecting rate lock on 5/17/2016 and corresponding LE issued 5/18/2016. TRID 0159 Exception Cleared.	Approved	A	A	A	A	A
300177188	233916	07/13/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter for subject transaction.	07/15/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											7/15/2016 - Received a copy of the Closing Protection Letter for subject transaction. TITL 0005 Exception Cleared.;	Approved	A	A	A	A	A
300177188	233931	07/13/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	Final CD issued 6/24/2016 (pg 7) was received by the borrower at consummation. No other closing disclosures were provided to satisfy 3 day waiting period requirement.	08/24/2016
Verified credit history - 750 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1997.; Verified housing payment history - 114 months of current and prior mortgage history paid 0x30 per credit report.
											8/19/2016 - CD issued and delivered on 6/22/2016 satisfies the 3 day waiting period requirement. TRID 0145 Exception Cleared;	Approved	A	A	A	A	A
300177157	234336	07/14/2016	Compliance	LE is not within 3 business days of Change of Circumstance.	TRID 0162	1	Closed	LE dated 5/26/2016 (pg 667) was not issued within 3 business days of the documented rate lock date 5/16/2016 (pg 435)	08/24/2016
Verified credit history - Oldest tradeline 1/1984, Middle credit scores 762 / 796 no history of late payments. Minimum credit score required 720.; Low DTI - DTI 17.81% is below the program maximum of 40%.

8/19/2016 - Received LEs dated 5/16/2016 and 5/26/2016 with corresponding COCs. LE issued 5/16/2016, which was not provided in the original loan file, was issued on the rate lock date. TRID 0162 Exception Cleared.
												Approved	A	A	A	A	A
300177157	234354	07/14/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	Final CD dated 6/16/2016 (pg 219) was received by the borrowers at consummation.	07/18/2016
Verified credit history - Oldest tradeline 1/1984, Middle credit scores 762 / 796 no history of late payments. Minimum credit score required 720.; Low DTI - DTI 17.81% is below the program maximum of 40%.
											7/15/2016 - Borrowers received the CD more than 3 business days prior to the Note date, thus 3 day waiting period was satisfied. TRID 0145 Exception Cleared.	Approved	A	A	A	A	A
300177157	234409	07/14/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $660,000 is supported. No post closing CDA provided.	08/24/2016
Verified credit history - Oldest tradeline 1/1984, Middle credit scores 762 / 796 no history of late payments. Minimum credit score required 720.; Low DTI - DTI 17.81% is below the program maximum of 40%.
											7/18/16 - Received 3rd Party Desk Review that reflects original appraisal value of $660,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	Approved	A	A	A	A	A
300177157	234418	07/14/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing fraud report with all variances addressed by lender.	07/18/2016
Verified credit history - Oldest tradeline 1/1984, Middle credit scores 762 / 796 no history of late payments. Minimum credit score required 720.; Low DTI - DTI 17.81% is below the program maximum of 40%.
											7/15/2016 - Received a copy of the fraud report with low risk borrower score 999 / low risk property score 1000. Variance was cleared by lender. FRAUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300177157	234423	07/14/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter of explanation for credit inquiries within the past 120 days as required per Lender guides.	08/18/2016
Verified credit history - Oldest tradeline 1/1984, Middle credit scores 762 / 796 no history of late payments. Minimum credit score required 720.; Low DTI - DTI 17.81% is below the program maximum of 40%.

8/17/2016 - Received a borrower signed letter of explanation for inquiries performed on 5/31/2016 and 6/1/2016. Borrower states that the inquiries were for subject purchase; second pull was due to data transposition. CRED 0093 Exception cleared;
												Approved	A	A	A	A	A
300177157	234434	07/14/2016	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	B2 to address documented continual downward income trend from 2014 to 2016 YTD.	08/24/2016
Verified credit history - Oldest tradeline 1/1984, Middle credit scores 762 / 796 no history of late payments. Minimum credit score required 720.; Low DTI - DTI 17.81% is below the program maximum of 40%.
											8/17/2016 - Employment gap letter for B1 was previously provided (Stip 8/8). QMATR 0010 Exception Cleared;	Approved	A	A	A	A	A
300177157	234438	07/14/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing B2s 2015 W2 (pg 467 - 2014).	08/16/2016
Verified credit history - Oldest tradeline 1/1984, Middle credit scores 762 / 796 no history of late payments. Minimum credit score required 720.; Low DTI - DTI 17.81% is below the program maximum of 40%.
											8/16/2016 - Received copies of B2s 2014/2015 W2s. CRED 0087 Exception Cleared.;	Approved	A	A	A	A	A
300180092	237331	07/25/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	Copy of recorded mortgage (pg 348) only contains page 1 of Deed of Trust, missing all other pages.	08/09/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required. Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.  12 months required. Low DTI - DTI 24.74% is below the program maximum of 43%.

8/5/2016 -Attached is a copy of the unrecorded Mortgage and pg 1 of Mortgage with recording stamp. Recording stamp confirms that all 10 pages of the Mortgage were recorded. DEED 0049 Exception Cleared.;
												Approved	A	A	A	A	A
300180092	237350	07/25/2016	Property	Appraisal is Incomplete	APPR 0002	1	Closed	No cost approach developed by appraiser (pg 1). No explanation provided for omission of cost approach. Unable to determine if site value meets guidelines. FNMA does not require is not acceptable.	08/16/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required. Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.  12 months required. Low DTI - DTI 24.74% is below the program maximum of 43%.
											8/15/2016 - Received a copy of the corrected appraisal report with signature date of 8/9/2016. Appraisal was corrected to include the cost approach. APPR 0002 Exception Cleared.;	Approved	A	A	A	A	A
300180092	237351	07/25/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $970,000 is supported. No post closing CDA provided.	08/16/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required. Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.  12 months required. Low DTI - DTI 24.74% is below the program maximum of 43%.

7/27/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $970,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300180092	237362	07/25/2016	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence of delivery to borrower of the Home Loan Toolkit.	08/09/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required. Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.  12 months required. Low DTI - DTI 24.74% is below the program maximum of 43%.
											8/5/2016 - Borrowers signatures evidence acknowledgment of receipt of the Home Loan Toolkit. TRID 0133 Exception Cleared.;	Approved	A	A	A	A	A
300180092	237365	07/25/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing two months complete (bank) statements for accounts. Only 05/2016 statements provided.	08/16/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required. Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.  12 months required. Low DTI - DTI 24.74% is below the program maximum of 43%.
											8/15/2016 - Received 4/30/2016 asset statements. CRED 0083 Exception Cleared.;	Approved	A	A	A	A	A
300180092	237366	07/25/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed	The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-05-31: Appraisal Fee increased from $700 to $1000.	08/09/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required. Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.  12 months required. Low DTI - DTI 24.74% is below the program maximum of 43%.
											8/5/2016 - Final CD reflects $300 credit at closing for increase above legal limit, which is sufficient to cure tolerance violation. TRID 0119 Exception Cleared.;	Approved	A	A	A	A	A
300180092	237368	07/25/2016	Compliance	Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated	TRID 0077	1	Closed	The Last Closing Disclosure Total Interest Percentage (TIP) of (69.285%) is less than the system calculated TIP of (69.328%). The difference is (0.043%).	09/23/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required. Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.  12 months required. Low DTI - DTI 24.74% is below the program maximum of 43%.
											8/5/2016 - Lender paid pre-paid interest should have been excluded from the TIP calculation. TIP calculation reconfirmed with lender paid prepaid interest excluded. TRID 0077 Exception Cleared.;	Approved	A	A	A	A	A
300180092	237371	07/25/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing fraud report with all alerts addressed by lender.	08/16/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required per guidelines. ; Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.
 ; Low DTI - DTI 24.74% is below the program maximum of 43%.
											8/11/2016 - Exception is cleared. Attachment with presentment posted on 8/9 evidences that all fraud alert variances have been satisfactorily addressed by lender. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300180088	238560	08/01/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	None of the 1008s provided in file (pg 466) are dated or marked final. Lender to provide final 1008 and documented loan program and loan approval date.	08/09/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/8/2016 - Exception is cleared. Approval date was previously received via stips on 8/2. APRV 0003 Exception Cleared.;	Approved	A	A	A	A	A
300180088	238580	08/01/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Missing Deed of Trust for subject transaction, thus unable to confirm that the subject property is satisfactorily identified on the Mortgage.	08/31/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/30/16 - The legal description and zip code on the appraisal matches to the title and Mortgage. COLL 0001 Exception Cleared.	Approved	A	A	A	A	A
300180088	238581	08/01/2016	Compliance	Missing Mortgage/Deed of Trust	DEED 0001	1	Closed	Missing Deed of Trust with PUD rider for subject transaction. Compliance review is incomplete.	08/04/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/2/2016 - Received a copy of the Deed of Trust and PUD rider for subject transaction. DEED 0001 Exception Cleared.;	Approved	A	A	A	A	A
300180088	238594	08/01/2016	Compliance	NMLS IDs do not match	NOTE 0059	1	Closed	Missing Note for subject transaction, thus unable to confirm	09/30/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/2/2016 - Received a copy of the Note for subject transaction. NMLS ID confirmed. NOTE 0059 Exception Cleared.;	Approved	A	A	A	A	A
300180088	238608	08/01/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing Affiliated Business Disclosure OR evidence that the (lender) does not have any affiliated business relationships to disclose.	09/12/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/8/2016 - ender states that there are no affiliated business relationships to disclose, thus no affiliated business disclosure is required. COMP 0010 Exception Cleared.;	Approved	A	A	A	A	A
300180088	238611	08/01/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence of delivery to borrower of lenders Privacy Disclosure.	09/12/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											9/7/2016 - Received copy of cover letter addressed to borrower dated 6/16/2016. Attached is a copy of the Mortgage Loan Commitment and lenders Privacy disclosure. COMP 0006 Exception Cleared.;	Approved	A	A	A	A	A
300180088	238613	08/01/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,000 is supported. No post closing CDA provided.	09/30/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/1/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300180088	238637	08/01/2016	Property	Subject Property Address does not match Appraisal Address	APPR 0008	1	Closed	Per documentation (CD pg 623, 1008 pg 466, 1003F pg 97, Second Lien Note pg 11) in file subject property city does not match the Appraisal / Title Report subject city.	08/31/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/30/16 - The legal description and zip code on the appraisal matches to the title and Mortgage. APPR 0008 Exception Cleared.	Approved	A	A	A	A	A
300180088	238649	08/01/2016	Compliance	All title holders did not execute the Mortgage/DOT	DEED 0037	1	Closed	Missing Deed of Trust for subject transaction, thus unable to confirm that the borrower and non-borrowing spouse executed the security instrument.	08/04/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/2/2016 - Received a copy of the Deed of Trust for subject transaction. Confirmed that both borrower and non-borrowing spouse executed the security instrument. DEED 0037 Exception Cleared.;	Approved	A	A	A	A	A
300180088	238667	08/01/2016	Compliance	Note is Incomplete	NOTE 0050	1	Closed	Missing Note for subject transaction. Compliance review is incomplete.	08/04/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/2/2016 - Received a copy of the Note for subject transaction. NOTE 0050 Exception Cleared.;	Approved	A	A	A	A	A
300180088	238677	08/01/2016	Compliance	Missing Borrower's Certification & Authorization	DISC 0001	1	Closed	Missing Occupancy and Signature / Name affidavits for subject transaction.	08/04/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/2/2016 - Received the borrower signed Occupancy Statement and Signature / Name Affidavit for subject transaction. DISC 0001 Exception Cleared.;	Approved	A	A	A	A	A
300180088	238678	08/01/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Fraud report summary provided (pg 462). Missing complete copy of the fraud report with all variances cleared by lender.	08/26/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/24/2016 - Received a copy of the comprehensive fraud report with low risk borrower and property scores of 1000. There are no variances listed for lender to address. FRAUD 0001 Exception Cleared.;	Approved	A	A	A	A	A
300180088	238691	08/01/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Schedule C income was reported on 2015 1040 (pg 360). Missing corresponding 1099.	08/18/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											8/16/2016 - Received a copy of the borrowers 2015 1099 for Schedule C income. CRED 0087 Exception Cleared.;	Approved	A	A	A	A	A
300180088	238694	08/01/2016	Credit	QM/ATR Failure	QMATR 0005	1	Closed	Missing acknowledgment from (investor) for approved exception to waive requirement for financial statements and verification of self-employment.	10/06/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											9/28/2016 - Consummation dated VOE is in support of the pre-consummation dated VOE (pg 406) that did not address 1099 income reported in 2015 with same employer. QMATR 0005 Exception Cleared.;	Approved	A	A	A	A	A
300180088	245214	08/19/2016	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed	The Disclosed Projected Payments Table contains a value of (5802.10), while the Calculated Projected Payments Table has a value of (5720.58).	10/06/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.
											10/5/2016 - Documentation in file (pg 622) evidences that the initial CD was received by the borrower on the same day as issuance. TRID 0092 Exception Cleared.;	Approved	A	A	A	A	A
300180088	245215	08/19/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed	The following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2016-06-01: Verification Fee from $30 to $34.04.	09/30/2016
Verified credit history - Oldest tradeline 7/2005, Middle credit score 801 with no history of delinquency reported. Minimum credit score required 720.
 ; Low DTI - 29.735% DTI is below the program maximum of 40%.

9/29/2016 -  Captured CD and resubmitted compliance testing. Final CD reflects a credit of $4.04 for increase above legal limit which is sufficient to cover increase to the verification fee. TRID 0119 Exception Cleared;
												Approved	A	A	A	A	A
300180077	239109	08/02/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	08/12/2016
Verified employment history - VVOE (pg 214) confirms xx years of employment with current employer. ; Verified housing payment history - 99 months of current mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $1,128,507.06, 310 months of verified PITI reserves. 24 months of PITI reserves are required.

8/11/2016 - Received a copy of the lenders closing instructions. Pg 2 states: "Please attach a legal description to the Deed of Trust and complete any Riders prior to recording", thus confirming lenders intent to record. DEED 0049 Exception Cleared.;
												Approved	A	A	A	A	A
300180077	239112	08/02/2016	Compliance	Note is Incomplete	NOTE 0050	1	Closed	Note (pg 1025) is missing Page 2 of 3. Unable to confirm all terms of Note.	08/09/2016
Verified employment history - VVOE (pg 214) confirms xx years of employment with current employer. ; Verified housing payment history - 99 months of current mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $1,128,507.06, 310 months of verified PITI reserves. 24 months of PITI reserves are required.
											8/5/2016 - Received a complete copy of the executed Note for subject transaction. NOTE 0050 Exception Cleared	Approved	A	A	A	A	A
300180077	239196	08/02/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	08/12/2016
Verified employment history - VVOE (pg 214) confirms xx years of employment with current employer. ; Verified housing payment history - 99 months of current mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $1,128,507.06, 310 months of verified PITI reserves. 24 months of PITI reserves are required.
											8/11/2016 - Received a copy of the borrower accepted eDisclosure agreements. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300180077	239197	08/02/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	08/12/2016
Verified employment history - VVOE (pg 214) confirms xx years of employment with current employer. ; Verified housing payment history - 99 months of current mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $1,128,507.06, 310 months of verified PITI reserves. 24 months of PITI reserves are required.
											8/11/2016 - Received a copy of the borrower accepted eDisclosure agreements. TRID 0135 Exception Cleared;	Approved	A	A	A	A	A
300180077	239199	08/02/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $665,000 is supported. No post closing CDA provided.	08/09/2016
Verified employment history - VVOE (pg 214) confirms xx years of employment with current employer. ; Verified housing payment history - 99 months of current mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $1,128,507.06, 310 months of verified PITI reserves. 24 months of PITI reserves are required.
											8/9/2016 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300180077	239204	08/02/2016	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	LE and CD disclosures do not accurately reflect the fees paid by borrower.	08/09/2016
Verified employment history - VVOE (pg 214) confirms xx years of employment with current employer. ; Verified housing payment history - 99 months of current mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $1,128,507.06, 310 months of verified PITI reserves. 24 months of PITI reserves are required.
											8/9/2016 - Documentation provided in file satisfactorily documents that the "Application Fee" collected was for the appraisal fee disclosed to borrower. TRID 0148 Exception Cleared.;	Approved	A	A	A	A	A
300180077	239205	08/02/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	2015 and 2014 personal tax returns (pg 1307, 1326) and Trust 2015 and 2014 tax returns (pg 200, 1282) are not signed by the borrowers as required per lender guidelines.	08/18/2016
Verified employment history -VVOE (pg 214) confirms xx years of employment with current employer. ; Verified housing payment history - 99 months of current mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $1,128,507.06, 310 months of verified PITI reserves. 24 months of PITI reserves are required.

8/16/2016 - Received borrower signed 2014 / 2015 1040s and borrower signed 2014 1041 signature page. Borrower signed 2015 1041 signature page was previously received (Stip 8/11).  CRED 0087 Exception Cleared;
												Approved	A	A	A	A	A
300190920	242814	08/15/2016	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	1	Closed	LE issued 6/24/2016 (pg 691) does not disclose what the "Other" non-escrowed payment is for.	08/17/2016
Verified credit history - Middle credit scores 785 / 799 with history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 68.41% CLTV, based on acquisition cost, is below the program max of 75%.; Verified reserves - Post closing reserves $91,673.07 or 21 months PITIA. 9 months reserves required.
											8/17/2016 - The subsequent closing disclosures properly disclosed the non-escrowed monthly HOA assessment, thus exception is cleared. TRID 0144 Exception Cleared.	Approved	A	A	A	A	A
300190920	242856	08/15/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $960,000 is supported. No post closing CDA provided.	09/27/2016
Verified credit history - Middle credit scores 785 / 799 with history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 68.41% CLTV, based on acquisition cost, is below the program max of 75%.; Verified reserves - Post closing reserves $91,673.07 or 21 months PITIA. 9 months reserves required.

8/16/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $960,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
												Approved	A	A	A	A	A
300190920	242916	08/15/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation to evidence that all fraud alerts were addressed by lender (pg 288)	09/08/2016
Verified credit history - Middle credit scores 785 / 799 with history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 68.41% CLTV, based on acquisition cost, is below the program max of 75%.; Verified reserves - Post closing reserves $91,673.07 or 21 months PITIA. 9 months reserves required.
											9/2/2016 - Documentation was provided in the loan file or presented via stips 8/19 and 8/30 to evidence that the all other variances have been addressed by lender. FRAUD 0001 Exception Cleared.;	Approved	A	A	A	A	A
300190920	242918	08/15/2016	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	24 months employment verification evidencing no 30+ day employment gaps is required to satisfy Appendix Q requirements. Further, all income documentation must be pre-consummation dated.	09/12/2016
Verified credit history - Middle credit scores 785 / 799 with history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 68.41% CLTV, based on acquisition cost, is below the program max of 75%.; Verified reserves - Post closing reserves $91,673.07 or 21 months PITIA. 9 months reserves required.

9/2/2016 - Received copies of the B1s pre-consummation dated VOEs from prior employers to complete 24 months employment verification evidencing no 30+ day employment gaps as required by Appendix Q requirements. QMATR 0010 Exception Cleared.;
												Approved	A	A	A	A	A
300190920	242923	08/15/2016	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
B2 VOE (pg 502) 7/15/2016 is dated more than 10 business days prior to the Note date . Per lender guides,  A verbal verification of employment must be obtained within ten (10) business days prior to the mortgage note date.
									08/24/2016
Verified credit history - Middle credit scores 785 / 799 with history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 68.41% CLTV, based on acquisition cost, is below the program max of 75%.; Verified reserves - Post closing reserves $91,673.07 or 21 months PITIA. 9 months reserves required.

8/19/2016 -  Re-reviewed VOE (pg 502) for (primary employer), which is dated 7/25/2016 noting information is current. Confirmed Voe dated 7/25/2016 was completed within 10 business days of the Note date. CRED 0007 Exception Cleared.
												Approved	A	A	A	A	A
300190920	242926	08/15/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	1) Missing 2016 YTD P&L and Balance Sheet for Farm (pg 461, 419, 329). 2) Paystubs provided do not cover consecutive 30 day period (B1 pg 274, 276, B2 pg 273, 275).	08/31/2016
Verified credit history - Middle credit scores 785 / 799 with history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 68.41% CLTV, based on acquisition cost, is below the program max of 75%.; Verified reserves - Post closing reserves $91,673.07 or 21 months PITIA. 9 months reserves required.

8/30/2016 - Received copies of B1s pay statements dated 4/29 and 5/13. Paystubs cover 30 day period and are dated within 30 days of the lenders application date. Further, updated pay statement dated 7/8/2016 was presented in the original loan file. ** CRED 0082 Exception Cleared.
												Approved	A	A	A	A	A
300190920	247500	08/24/2016	Compliance	LE or CD Improperly Issued	TRID 0160	2	Acknowledged	Final CD reflects a TIP calculation of 71.869%, thus a variance of 0.334% which is outside of allowable tolerance.
Verified credit history - Middle credit scores 785 / 799 with history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 68.41% CLTV, based on acquisition cost, is below the program max of 75%.; Verified reserves - Post closing reserves $91,673.07 or 21 months PITIA. 9 months reserves required.
											9/2/2016 - Included is corrective CD issued 9/2/2016.. TRID 0160 Exception Overridden to EV2;	Approved	B	B	B	B	B
300190920	247501	08/24/2016	Compliance	Closing Disclosure Total of Payments is Under Disclosed 1026.38(o)(2)	TRID 0166	2	Acknowledged	Based on reconfirmation of final CD, the CD date issued on 7/29/16 (pg. 94) does not reflect any prepaid interest collection under section F of the CD fees section. .
Verified credit history - Middle credit scores 785 / 799 with history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 68.41% CLTV, based on acquisition cost, is below the program max of 75%.; Verified reserves - Post closing reserves $91,673.07 or 21 months PITIA. 9 months reserves required.
											9/2/2016 - Included is corrective CD issued 9/2/2016. . TRID 0166 Exception Overridden to EV2;	Approved	B	B	B	B	B
300186818	243904	08/17/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	08/19/2016
Verified reserves - Post closing reserves $1,066,287.06 or 226 months PITIA. 9 months reserves required. All reserve requirements satisfied.; Low LTV/CLTV/HCLTV - 52.89% CLTV is below the program max 75%.; Low DTI - 28.63%  DTI is below the program max of 40%.
											8/18/2016 - RLender closing instructions evidences lenders intent to record the security instrument. DEED 0049 Exception Cleared.;	Approved	A	A	A	A	A
300186818	244125	08/17/2016	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing purchase contract for subject transaction, thus unable to confirm.	08/19/2016
Verified reserves - Post closing reserves $1,066,287.06 or 226 months PITIA. 9 months reserves required. All reserve requirements satisfied.; Low LTV/CLTV/HCLTV - 52.89% CLTV is below the program max 75%.; Low DTI - 28.63%  DTI is below the program max of 40%.
											8/18/2016 - Received executed purchase agreement. Purchase price confirmed. HUD 0014 Exception Cleared.;	Approved	A	A	A	A	A
300186818	244129	08/17/2016	Compliance	LE or CD Transaction Information Section is Deficient	TRID 0140	2	Acknowledged	CD Transaction Information Section does not disclose Seller Name.
Verified reserves - Post closing reserves $1,066,287.06 or 226 months PITIA. 9 months reserves required. All reserve requirements satisfied.; Low LTV/CLTV/HCLTV - 52.89% CLTV is below the program max 75%.; Low DTI - 28.63%  DTI is below the program max of 40%.

9/14/2016 - Received a copy of the 3rd Party Shipping Carriers delivery notification to evidence delivery of the corrective CD and corresponding letter of explanation to borrower on 9/12/2016 (REF Stip 8/19 and 9/7). TRID 0140 Exception Overridden to EV2.;
												Approved	B	B	B	B	B
300186818	244173	08/17/2016	Property	Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1.	APPR 0010	1	Closed	Missing purchase contract for subject transaction, thus unable to confirm.	08/19/2016
Verified reserves - Post closing reserves $1,066,287.06 or 226 months PITIA. 9 months reserves required. All reserve requirements satisfied.; Low LTV/CLTV/HCLTV - 52.89% CLTV is below the program max 75%.; Low DTI - 28.63%  DTI is below the program max of 40%.
											8/18/2016 - Received executed purchase agreement. Seller name confirmed. APPR 0010 Exception Cleared.;	Approved	A	A	A	A	A
300186818	244175	08/17/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing closing protection letter for subject transaction.	08/24/2016
Verified reserves - Post closing reserves $1,066,287.06 or 226 months PITIA. 9 months reserves required. All reserve requirements satisfied.; Low LTV/CLTV/HCLTV - 52.89% CLTV is below the program max 75%.; Low DTI - 28.63%  DTI is below the program max of 40%.
											8/22/2016 - Received a copy of the closing protection letter for subject transaction. TITL 0005 Exception Cleared.;	Approved	A	A	A	A	A
300186818	244182	08/17/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing fraud report with all variance addressed by lender.	09/30/2016
Verified reserves - Post closing reserves $1,066,287.06 or 226 months PITIA. 9 months reserves required. All reserve requirements satisfied.; Low LTV/CLTV/HCLTV - 52.89% CLTV is below the program max 75%.; Low DTI - 28.63%  DTI is below the program max of 40%.

9/28/16 - Received complete copy of fraud report reflecting moderate risk scores: Borrower 511 / Property 600. Potential variance triggered due to B2 is not employed, thus current address was inputted in lieu of employment address. FRAUD 0001 Exception Cleared.
												Approved	A	A	A	A	A
300186818	244204	08/17/2016	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing evidence of insurance and property taxes for borrowers primary residence OR documentation to evidence that the insurance and taxes are escrowed. Review used the mortgage payment listed on the credit report, which was used for qualifying.
									10/06/2016
Verified reserves - Post closing reserves $1,066,287.06 or 226 months PITIA. 9 months reserves required. All reserve requirements satisfied.; Low LTV/CLTV/HCLTV - 52.89% CLTV is below the program max 75%.; Low DTI - 28.63%  DTI is below the program max of 40%.
											10/05/16 - Loan number matches to the loan number in the credit report. CRED 0096 Exception Cleared.	Approved	A	A	A	A	A
300186818	244329	08/17/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	Missing evidence of delivery of the CD to evidence that the 3 day waiting period was satisfied.	08/19/2016
Verified reserves - Post closing reserves $1,066,287.06 or 226 months PITIA. 9 months reserves required. All reserve requirements satisfied.; Low LTV/CLTV/HCLTV - 52.89% CLTV is below the program max 75%.; Low DTI - 28.63%  DTI is below the program max of 40%.

8/18/2016 - Received a screen-print from lenders LOS to evidence that the CD issued on 7/26/2016 was delivered electronically to borrower the same day, thus confirming that the 3 day waiting period prior to consummation. TRID 0145 Exception Cleared.;
												Approved	A	A	A	A	A
300186818	244330	08/17/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Loan file is missing the following: Privacy Disclosure Occupancy Affidavit Signature / Name Affidavit	09/12/2016
Verified reserves - Post closing reserves $1,066,287.06 or 226 months PITIA. 9 months reserves required. All reserve requirements satisfied.; Low LTV/CLTV/HCLTV - 52.89% CLTV is below the program max 75%.; Low DTI - 28.63%  DTI is below the program max of 40%.
											9/7/2016 - Occupancy and Signature/Name Affidavits were previously received via stips on 8/18. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300200602	244994	08/18/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	08/26/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required per guidelines. ; Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.
 ; Low DTI - DTI 24.74% is below the program maximum of 43%.

08/25/16 - Received a copy of the executed recorded Mortgage Deed of Trust with legal description (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300200602	245240	08/19/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing Affiliated Business Disclosure OR evidence that the Bank does not have any affiliated business relationships to disclose.	08/26/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required per guidelines. ; Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.
 ; Low DTI - DTI 24.74% is below the program maximum of 43%.
											8/25/16 - Received signed letter from officer of the bank in company letterhead stating: "Bank has no affiliates associated with this file." COMP 0010 Exception Cleared.	Approved	A	A	A	A	A
300200602	245241	08/19/2016	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing Notice to Home Loan Applicant	08/26/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required per guidelines. ; Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.
 ; Low DTI - DTI 24.74% is below the program maximum of 43%.

08/25/16 - Received response from lender of "Home Loan Toolkit". Attached is Compliance Disclosure Notice dated within 3 business days of application date and e-signed by both borrowers. Item 7 confirms borrowers receipt of Notice to Home Loan Applicant. FACT 0001 Exception Cleared.
												Approved	A	A	A	A	A
300200602	245242	08/19/2016	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing Right to Receive Credit Scores.	08/26/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required per guidelines. ; Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.
 ; Low DTI - DTI 24.74% is below the program maximum of 43%.
											08/25/16 - Received response from lender of "Credit Score Notice". Attached is copy of Credit Score Notice. Disclosure is dated same date as credit report. FACT 0002 Exception Cleared.	Approved	A	A	A	A	A
300200602	245264	08/19/2016	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	APN listed on the CDA does not match the APN listed in the Appraisal Report (pg 37)	08/25/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required per guidelines. ; Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.
 ; Low DTI - DTI 24.74% is below the program maximum of 43%.
											8/23/2016 -Documentation provided evidences that both appraisal and CDA IDs correspond with the subject property. PROP 0014 Exception Cleared.;	Approved	A	A	A	A	A
300200602	245265	08/19/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing fraud report with all alerts satisfactorily addressed by lender.	09/07/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required per guidelines. ; Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.
 ; Low DTI - DTI 24.74% is below the program maximum of 43%.

08/25/16 - Received complete fraud report (45 pages total). FEMA Alert cleared with appraisal as report is dated past 05/26/16 (declaration date). Potential Identity Issue cleared with tax transcripts (pg 378). FRAUD 0001 Exception Cleared.
												Approved	A	A	A	A	A
300200602	245291	08/19/2016	Credit	VOE/VVOE must be performed at or before consummation 1026.43(e)(v)	QMATR 0008	1	Closed
VVOE dated 8/9/2016 was performed at consummation (DOT Notary Date). Per lender guides, A verbal verification of employment must be obtained within ten (10) business days PRIOR to the mortgage note date.
									08/26/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required per guidelines. ; Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.
 ; Low DTI - DTI 24.74% is below the program maximum of 43%.
											08/25/16 - Received response from lender of "VVOE". Attached is prior to consummation VVOE dated 08/01/16. QMATR 0008 Exception Cleared.	Approved	A	A	A	A	A
300200602	245293	08/19/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Pay statements (pg 516) do not provide YTD draw information. Semi-monthly draws do not support the monthly income used for qualifying. Missing YTD draw information from employer to support the K1 distribution income $60,701.67 / mo used for qualifying.
									09/07/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required per guidelines. ; Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.
 ; Low DTI - DTI 24.74% is below the program maximum of 43%.
											9/2/2016 - Attached post-consummation YTD draw/distribution income letter is in support of the VOEs, Paystubs, and 2 years Schedule K1s obtained pre-consummation. CRED 0082 Exception Cleared.	Approved	A	A	A	A	A
300200602	245309	08/19/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Occupancy Affidavit	08/26/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required per guidelines. ; Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.
 ; Low DTI - DTI 24.74% is below the program maximum of 43%.

08/25/16 - Received response from lender of "Occupancy Affidavit". Attached is Borrowers Closing Affidavit which includes Occupancy Status checked as Primary Residence on Section 1. Document is acknowledged by both borrowers and notarized. COMP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300200602	245310	08/19/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing closing protection letter for subject transaction.	08/26/2016
Verified housing payment history - Credit report reflects 108 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 766/787 qualifying credit scores.  720 minimum score required per guidelines. ; Verified reserves - Post closing reserves of $100,920/19 months of PITI reserves verified.
 ; Low DTI - DTI 24.74% is below the program maximum of 43%.
											8/25/16 - Received CPL for subject transaction. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300205265	246810	08/23/2016	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. 1008 is also missing from the file. No other documents in file show the loan approval or date of approval.	08/30/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.
											8/30/2016 - Received a copy of the underwriter signed and dated 1008. APRV 0001 Exception Cleared.;	Approved	A	A	A	A	A
300205265	247323	08/23/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing fraud report with all alerts addressed by lender.	08/30/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.
											8/30/2016 - Received a copy of comprehensive fraud report with no discrepancies found. CRED 0089 Exception Cleared.;	Approved	A	A	A	A	A
300205265	247332	08/23/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	09/06/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.
											8/31/2016 - Lender confirms that there are no affiliated business relationships to disclose, thus no affiliated business disclosure is required. COMP 0010 Exception Cleared.;	Approved	A	A	A	A	A
300205265	247335	08/23/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence of E-Sign Disclosure dated within 3 business days of the application date.	08/30/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.
											8/30/2016 - Received copies of the borrower accepted eDisclosures. eDisclosure was accepted the same day that the initial LE was esigned by the borrowers. TRID 0134 Exception Cleared.;	Approved	A	A	A	A	A
300205265	247336	08/23/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	08/30/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.
											8/30/2016 - Received copies of the borrower accepted eDisclosures. eDisclosure was accepted the same day that the initial LE was esigned by the borrowers. TRID 0135 Exception Cleared.;	Approved	A	A	A	A	A
300205265	247339	08/23/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,110,000 is supported. No post closing CDA provided.	08/26/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.

8/25/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,110,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300205265	247340	08/23/2016	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy issued by the local municipality for newly constructed subject property.	09/13/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.
											8/31/2016. City does not issue a COO (Ref Stip 8/13). PROP 0012 Exception Cleared.;	Approved	A	A	A	A	A
300205265	247341	08/23/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing closing protection letter for subject transaction.	08/30/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.
											8/30/2016 - Received a copy of the Closing Protection Letter for subject transaction. TITL 0005 Exception Cleared.;	Approved	A	A	A	A	A
300205265	247342	08/23/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	08/30/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.
											8/30/2016 - Closing instructions document lenders intent to record. DEED 0049 Exception Cleared.;	Approved	A	A	A	A	A
300205265	247346	08/23/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing 2014 1040 Tax Return.	08/30/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.

8/30/2016 - Received copies of the borrowers unsigned 2014 / 2015 1040s. Per Appendix Q, A tax transcript obtained directly from the IRS may be used in lieu of signed tax returns. Loan file contains 2014 / 2014 IRS transcripts. CRED 0087 Exception Cleared.;
												Approved	A	A	A	A	A
300205265	247347	08/23/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing proof of 24 mo rent history. Application indicates $1600/mo(Subject property was being built). It should be noted credit report has 10 mo history of construction loan payments paid as agreed but no further info was provided.
									08/30/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.
											8/30/2016 - Received a copy of a pre-consummation dated VOR confirming a satisfactory landlord rating at departing residence from 6/6/2014 to 7/18/2016. CRED 0093 Exception Cleared.;	Approved	A	A	A	A	A
300205265	247683	08/24/2016	Credit	Discrepancy of Acquisition Cost of Subject Property	CRED 0040	1	Closed
Missing a copy of the purchase contract or construction statement (cost breakdown), signed by the borrower and the builder for the construction to perm loan. Also missing is a copy of the recorded deed with the date of filing (if applicable) and one of the following:
									10/04/2016
Verified reserves - Verified assets after closing of $103,400.2 (22.61 mos) per VOD in file. 12 mos reserves required.; Verified credit history - 797 credit score with no derogatory credit history and exceeds minimum required score of 720.
											10/03/16 - Subject appraised for $1,110,000 which is lower than acquisition cost. CRED 0040 Exception Cleared.	Approved	A	A	A	A	A
300200648	247410	08/24/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed
Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender,First Capital Bank of Texas has no affiliations to disclose.
									09/13/2016
Verified employment history - Verified xx yr stable employment history per VVOE pg 187; Low DTI - 39% DTI is well below the allowable 43% maximum for DTI.; Verified credit history - 769 credit score with no derogatory credit history and above the required score of 720 for the program.

9/12/16 - Received response from lender of: "No affiliates". Attached is a memo on company letterhead dated 09/09/16 from an officer of the bank which states that lender has no business relationships with any of the service or settlement providers in this transaction. COMP 0010 Exception Cleared.
												Approved	A	A	A	A	A
300200648	247413	08/24/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence of E-Sign Disclosure dated within 3 business days of the application date.	09/13/2016
Verified employment history - Verified xx yr stable employment history per VVOE pg 187; Low DTI - 39% DTI is well below the allowable 43% maximum for DTI.; Verified credit history - 769 credit score with no derogatory credit history and above the required score of 720 for the program.
											9/12/16 - evidence that each borrower accepted the notice electronically. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300200648	247414	08/24/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that all borrowers were provided with E-Sign disclosure to confirm they intended to receive documents via electronic method.	09/13/2016
Verified employment history - Verified xx yr stable employment history per VVOE pg 187; Low DTI - 39% DTI is well below the allowable 43% maximum for DTI.; Verified credit history - 769 credit score with no derogatory credit history and above the required score of 720 for the program.
											9/12/16 - evidence that each borrower accepted the notice electronically. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300200648	247416	08/24/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $640,000 is supported. No post closing CDA provided.	09/15/2016
Verified employment history - Verified xx yr stable employment history per VVOE pg 187; Low DTI - 39% DTI is well below the allowable 43% maximum for DTI.; Verified credit history - 769 credit score with no derogatory credit history and above the required score of 720 for the program.
											8/25/16 - Received 3rd Party Desk Review that reflects original appraisal value of $640,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300200648	247417	08/24/2016	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Lender did not provide proof appraisal was delivered to the borrower.	09/13/2016
Verified employment history - Verified xx yr stable employment history per VVOE pg 187; Low DTI - 39% DTI is well below the allowable 43% maximum for DTI.; Verified credit history - 769 credit score with no derogatory credit history and above the required score of 720 for the program.
											9/12/16 - Received copy of Appraisal Acknowledgement of appraisal delivery e-signed by both borrowers. ECOA 0003 Exception Cleared.	Approved	A	A	A	A	A
300200648	247445	08/24/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing inquiry letter confirming no new open debt for all credit inquires performed in the past 120 days. NOTE: There are 2 inquiries for (creditor) and one has a new open account showing on the credit report. pg 166.
									09/15/2016
Verified employment history - Verified xx yr stable employment history per VVOE pg 187; Low DTI - 39% DTI is well below the allowable 43% maximum for DTI.; Verified credit history - 769 credit score with no derogatory credit history and above the required score of 720 for the program.
											9/15/2016 - Received a copy of the borrower signed letter of explanation to address all credit inquiries performed in the past 120 days. CRED 0093 Exception Cleared.;	Approved	A	A	A	A	A
300200648	247472	08/24/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	The Initial Closing Disclosure Received Date of (2016-08-05) is not three business days before the consummation date of (2016-08-08).	09/15/2016
Verified employment history - Verified xx yr stable employment history per VVOE pg 187; Low DTI - 39% DTI is well below the allowable 43% maximum for DTI.; Verified credit history - 769 credit score with no derogatory credit history and above the required score of 720 for the program.

9/15/2016 - Received an official signed letter from the lender stating: "Saturday is considered a business day for (lender)". Resubmitted compliance test with initial CD (Ref 8/4/2016). TRID 0008 Exception Cleared.;
												Approved	A	A	A	A	A
300200648	247473	08/24/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	Loan file is missing evidence of borrower acknowledged Intent to Proceed dated within 10 business days of the Loan Estimate date 7/1/2016 (pg 283)	09/13/2016
Verified employment history - Verified xx yr stable employment history per VVOE pg 187; Low DTI - 39% DTI is well below the allowable 43% maximum for DTI.; Verified credit history - 769 credit score with no derogatory credit history and above the required score of 720 for the program.
											9/13/16 - Received copy of Intent to Proceed e-signed by both borrowers on 07/02/16. TRID 0047 Exception Cleared.	Approved	A	A	A	A	A
300200648	252748	09/15/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing comprehensive fraud report with all alerts satisfactorily addressed by lender.	09/15/2016
Verified employment history - Verified xx yr stable employment history per VVOE pg 187; Low DTI - 39% DTI is well below the allowable 43% maximum for DTI.; Verified credit history - 769 credit score with no derogatory credit history and above the required score of 720 for the program.
											9/15/16 - Received comprehensive Fraud Report with all alerts satisfactorily addressed. FRAUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300199028	249345	08/31/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing 2014 / 2015 K1s for 1040 Schedule E businesses. Additional exceptions may apply of borrowers ownership of any entity is 25% or greater.	09/16/2016
Verified employment history - Verified long term employment for both borrowers at xx and xx yrs per VVOE's pg 289-290, 458 ; Verified housing payment history - 82 mo mortgage rated paid as agreed per credit report pg 213.; Verified credit history - 770 credit score exceeds minimum 720 required per guidelines with no derogatory credit history per credit report pg 213.
											9/13/2016 - Received 2014 / 2015 K1s. Confirmed borrowers ownership < 25%. CRED 0093 Exception Cleared.;	Approved	A	A	A	A	A
300199028	249346	08/31/2016	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Missing proof HELOC with (creditor) is closed.	09/16/2016
Verified employment history - Verified long term employment for both borrowers at xx and xx yrs per VVOE's pg 289-290, 458 ; Verified housing payment history - 82 mo mortgage rated paid as agreed per credit report pg 213.; Verified credit history - 770 credit score exceeds minimum 720 required per guidelines with no derogatory credit history per credit report pg 213.

9/13/16 - (creditor) HELOC payment of $1115/mo was included by lender in qualifying. Account is for prior residence which borrowers are retaining and PITI included in qualifying as evidenced by Final 1003 (pg 201). GIDE 0001 Exception Cleared.
												Approved	A	A	A	A	A
300199028	249350	08/31/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed
Missing proof of taxes on prior residence of $489.25/mo which is listed on the application along with $176.67/mo for hazard insurance. Need to confirm $489.25/mo for taxes. Hazard has already been confirmed.
									09/13/2016
Verified employment history - Verified long term employment for both borrowers at xx and xx yrs per VVOE's pg 289-290, 458 ; Verified housing payment history - 82 mo mortgage rated paid as agreed per credit report pg 213.; Verified credit history - 770 credit score exceeds minimum 720 required per guidelines with no derogatory credit history per credit report pg 213.
											9/12/16 - Received property profile for prior residence. Taxes for 2015 is reflected as $5871 or $489.25/mo. CRED 0103 Exception Cleared.	Approved	A	A	A	A	A
300199028	249772	09/02/2016	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	Verified liquid assets are insufficient to satisfy cash to close. Missing evidence of liquidation from the xxxx acct.	09/27/2016
Verified employment history - Verified long term employment for both borrowers at xx and xx yrs per VVOE's pg 289-290, 458 ; Verified housing payment history - 82 mo mortgage rated paid as agreed per credit report pg 213.; Verified credit history - 770 credit score exceeds minimum 720 required per guidelines with no derogatory credit history per credit report pg 213.
											9/26/2016 - Funds to close are satisfied with the documented liquidation of IRA assets. CRED 0016 Exception Cleared;	Approved	A	A	A	A	A
300199028	249776	09/02/2016	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	VOE for B2 (pg 458) was performed at consummation. Per lender guides, A verbal verification of employment must be obtained within ten (10) business days PRIOR to the mortgage note date.	09/13/2016
Verified employment history - Verified long term employment for both borrowers at xx and xx yrs per VVOE's pg 289-290, 458 ; Verified housing payment history - 82 mo mortgage rated paid as agreed per credit report pg 213.; Verified credit history - 770 credit score exceeds minimum 720 required per guidelines with no derogatory credit history per credit report pg 213.
											9/13/16 - Received VVOE for B2 with current employer dated 07/21/16 (prior to consummation) and within 10 business days of Note date. CRED 0007 Exception Cleared.	Approved	A	A	A	A	A
300199028	249804	09/02/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed
Final CD (pg 26) was received at consummation. Missing evidence of delivery to borrower of the initial CD. Initial CD does not satisfy the 3 day waiting period requirement if the mailbox rule is applied.
									09/16/2016
Verified employment history - Verified long term employment for both borrowers at xx and xx yrs per VVOE's pg 289-290, 458 ; Verified housing payment history - 82 mo mortgage rated paid as agreed per credit report pg 213.; Verified credit history - 770 credit score exceeds minimum 720 required per guidelines with no derogatory credit history per credit report pg 213.

9/13/2016 - Received a copy of the Certificate of Completion to evidence delivery of the initial CD to borrower on 7/28/2016. Initial CD satisfies the 3 day waiting period. TRID 0145 Exception Cleared.;
												Approved	A	A	A	A	A
300203711	251020	09/08/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	09/20/2016	Verified housing payment history - 1st and 2nd mortgage rated for 58 mos and 81 mos paid as agreed per credit report pg 343; Verified employment history.
9/13/16 -  The loan has been closed by (lender) and is waiting to be transferred once we purchase the loan.(company) was looked up on the National Registry report and it is not the same Appraisal Company. CRED 0089 Exception Cleared. .
												Approved	A	A	A	A	A
300203711	251022	09/08/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	09/20/2016	Verified housing payment history - 1st and 2nd mortgage rated for 58 mos and 81 mos paid as agreed per credit report pg 343; Verified employment history - Stable employment history pg 324.	9/19/2016 - Received a copy of the recorded Deed of Trust for subject transaction. DEED 0049 Exception Cleared.;	Approved	A	A	A	A	A
300203711	251024	09/08/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
1. Missing signature from letter allowing 100% access to funds. Letter in file pg 191 from (3rd Party) is not signed. (3rd Party) is a business partner of the borrower.

 2. Missing borrower signature on letter (pg 192) providing explanation for large deposit.
									09/20/2016	Verified housing payment history - 1st and 2nd mortgage rated for 58 mos and 81 mos paid as agreed per credit report pg 343; Verified employment history - Stable employment history pg 324.	9/19/2016 - Received a copy of the signed letter from 3rd Party for access to funds and copy of the borrower signed letter of explanation for large deposit. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300203711	251030	09/08/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	1.Missing evidence of 2015 filing extension. 2. Missing 2016 YTD and 2015 Year End P&L/Balance Sheet. 3. Missing P&L and Balance Sheet for Income/Loss.	09/30/2016	Verified housing payment history - 1st and 2nd mortgage rated for 58 mos and 81 mos paid as agreed per credit report pg 343; Verified employment history - Stable employment pg 324.
9/28/16 - Received 2015 YE Balance Sheet, 2016 YTD Balance Sheet for XXXX business AND 2016 YTD Balance Sheets for XXXX business. All documentation provided are pre-consummation dated. CRED 0082 Exception Cleared.
												Approved	A	A	A	A	A
300199317	254841	09/23/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing loan approval date. 1008 provided in not dated. No other loan approvals were provided in the loan file.	06/28/2017
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											9/29/2016 - Received a copy of the loan commitment for subject transaction to document the lenders loan approval date. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300199317	254848	09/23/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN for subject property is not listed on the Security Instrument.	09/30/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.

9/29/2016 - Confirmed that the legal description listed on Deed of Trust matches to the Appraisal Report (APPR 0001 Stip 9/26) and the Title Commitment (pg 315 Loan File) legal descriptions, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared.;
												Approved	A	A	A	A	A
300199317	254849	09/23/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	09/30/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											9/29/2016 - Closing instructions evidence lenders intent to record. DEED 0049 Exception Cleared.;	Approved	A	A	A	A	A
300199317	254873	09/23/2016	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing copy of the signed purchase agreement for subject property. Purchase agreements provided in file are for the sale of the departing residence.	09/30/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											9/29/2016 - Received a copy of the purchase contract for subject transaction; sales price confirmed. HUD 0014 Exception Cleared;	Approved	A	A	A	A	A
300199317	254876	09/23/2016	Compliance	Missing Seller Closing Disclosure for subject Purchase Transaction	TRID 0157	1	Closed	Missing copy of the Seller CD for subject transaction.	11/28/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											10/5/2016 - Received a copy of the Sellers CD for subject transaction. CD was signed and stamped certified by the Settlement Agent. TRID 0157 Exception Cleared;	Approved	A	A	A	A	A
300199317	254878	09/23/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $990,000 is supported. No post closing CDA provided. CDA provided is not for subject transaction.	11/29/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											10/5/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $990,000is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300199317	254879	09/23/2016	Property	Missing Appraiser License	APPR 0043	1	Closed	Missing a copy of the original Appraisal Report and appraisers license.	11/29/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											9/26/2016 - Received a copy of the original appraisal report for subject property, which included a copy of the appraisers active license. APPR 0043 Exception Cleared.;	Approved	A	A	A	A	A
300199317	254880	09/23/2016	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	Missing a copy of the original appraisal report, thus unable to confirm.	11/29/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.

9/26/2016 - Received a copy of the original appraisal report for subject property. Legal description matches to the Security Instrument legal description, thus satisfactorily identifying the subject property. COLL 0002 Exception Cleared.;
												Approved	A	A	A	A	A
300199317	254882	09/23/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing a copy of the Closing Protection Letter for subject transaction.	06/28/2017
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											9/29/2016 - Received a copy of the Closing Protection Letter for subject transaction. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300199317	254900	09/23/2016	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Hazard Insurance dec page (pg 311) location section only lists one lot. Missing documentation from the insurer confirming that both lots are covered.	10/18/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.

10/14/2016 - Received a copy of the corrected Hazard Insurance Dec page listing both lots for subject property in the "Location of Premises" section, thus confirming that both lots are insured. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300199317	254919	09/23/2016	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	Missing a copy of the original Appraisal Report for subject transaction. Appraisal Report provided is not for subject transaction.	12/01/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											9/26/2016 - Received a copy of the original appraisal report for subject property. APPR 0001 Exception Cleared.;	Approved	A	A	A	A	A
300199317	254920	09/23/2016	Credit	Missing Employment doc (VVOE)	CRED 0006	2	Acknowledged	1) Missing pre-consummation dated verification of employment. 2) Missing verification of self-employment.
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											11/29/2016 - Verification was performed post-consummation. Verification is not required by Appendix Q, thus override to EV2. CRED 0006 Exception Overridden to EV2.	Approved	B	B	B	B	B
300199317	254922	09/23/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing 2015 1099 for self-employment business (pg 191)	11/18/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											11/14/2016 - Received substitute 2015 1099 form for borrowers self-employment business, which matches to the 2015 1040 Schedule C (pg 182). CRED 0087 Exception Cleared.;	Approved	A	A	A	A	A
300199317	254923	09/23/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 Application lists additional employment, however, employment dates were not listed. Verification of employment was not provided in the loan file.	11/16/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											11/16/2016 - Stated employment dates for prior employer are outside most recent 24 months and no income considered. Corrections listed on 1003 are not considered material. APP 0002 Exception Cleared;	Approved	A	A	A	A	A
300199317	254946	09/23/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed
Missing documentation to evidence that all fraud report variances have been addressed.

1) Potential Self-employment Issue (1099)
2) Potential Ownership Issue (address)
 3) Potential Ownership Issue (address)
									11/28/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											11/23/2016 - Documentation presented via stips satisfactorily documents that all fraud variances have been addressed. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300199317	254954	09/23/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Loan file is missing the following documentation: 1) Signature / Name Affidavit 2) Occupancy Affidavit 3) Lenders Privacy Disclosure	09/30/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											9/26/2016 - Received a copy of the borrower signed Signature / Name and Occupancy Affidavits with lenders Privacy Disclosure. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300199317	254955	09/23/2016	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing income calculation worksheet.	11/01/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.
											10/31/2016 - Received income calculation worksheets for both base income and Schedule C loss. APRV 0010 Exception Cleared.;	Approved	A	A	A	A	A
300199317	254958	09/23/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Only one CD was presented in the loan file (CD_pdf). No evidence was provided in file to indicate that the CD was delivered to borrower prior to loan consummation.	09/30/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.

9/26/2016 - Received a copy of the initial CD with evidence of delivery to borrower; which was not presented in the original loan file. Captured the initial CD and reran compliance submission. TRID 0008 Exception Cleared;
												Approved	A	A	A	A	A
300199317	254962	09/23/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing documentation to confirm the monthly HOA fee of $8.33 considered in qualifying.	10/18/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.

10/14/2016 - Received response from lender: "Per UW, see appraisal". ** Agree. Appraisal Report received via stips (COLL 0002 on 9/26) satisfactorily documents the monthly HOA fee of $8.33/mo for subject property. CRED 0103 Exception Cleared;
												Approved	A	A	A	A	A
300199317	255319	09/26/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Final 1003/Application is to be corrected. Any corrections to the 1003/Application must be initialed by the borrower to evidence acknowledgment of the changes.	11/28/2016
Low LTV/CLTV/HCLTV - 60.96% CLTV is below the program max of 75%; Low DTI - 29.72% DTI is below the program max 40%; Verified credit history - Oldest tradeline 9/1998, Middle credit score 763 with no history of delinquency reported in the past 24 months. Minimum credit score required 700.; Verified reserves - Post closing reserves $95,921.65 or 28 months PITIA. 9 months PITI reserves required.

11/14/2016 - All other corrections have been initialed by the borrower and is supported with the documentation presented in the original loan file or via stip presentment. . APP 0006 Exception Cleared;
												Approved	A	A	A	A	A
300193502	251681	09/12/2016	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	1) Missing Final 1008 AND documented loan approval date. No 1008s or loan approval provided in file. 2) Missing income calculation worksheet.	10/19/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.
											10/19/2016 - Received a copy of the final 1008. Loan approval date and income calculation worksheet was previously received via stips on 9/28/2016. APRV 0001 Exception Cleared.;	Approved	A	A	A	A	A
300193502	254982	09/23/2016	Credit	Missing Final 1003 Application	APP 0001	1	Closed	Missing Final 1003/Application. Initial Application (pg 8) provided.	11/01/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.
											09/28/16 - Received Final 1003 signed and dated by borrower. APP 0001 Exception Cleared.	Approved	A	A	A	A	A
300193502	254983	09/23/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	09/29/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.
											9/28/16 - Received copy of Loan Closing Instructions. Section VII confirms post funding requirement to record within two days after disbursement. DEED 0049 Exception Cleared.	Approved	A	A	A	A	A
300193502	255004	09/23/2016	Compliance	Missing Right of Rescission	ROR 0001	1	Closed	Missing Notice of Right to Rescind.	10/20/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.
											10/20/2016 - Exception re-reviewed. ROR is not required for limited cash out (Cash back < Lesser of $5000 or 1% Ln Amt) lender to lender refinance. ROR 0001 Exception Cleared.	Approved	A	A	A	A	A
300193502	255005	09/23/2016	Compliance	Missing proof that all title holders received a copy of the Final CD at or prior to closing	TRID 0188	1	Closed	Missing proof that the borrower and non-borrowing spouse received a copy of the Final CD prior to closing. Final CD was signed at consummation. No other CDs were provided in file.	11/01/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.

10/27/2016 - A copy of the initial CD  with email notification evidencing the borrowers receipt on the same day of issuance was previously received via stips on 10/5. No material changes from initial CD to final CD noted. TRID 0188 Exception Cleared.;
												Approved	A	A	A	A	A
300193502	255009	09/23/2016	Compliance	Homeownership Counseling Disclosure was not provided within 3 business days of application	RESPA 0031	1	Closed	Homeownership Counseling Disclosure was not issued within 3 business days from the Application date (pg 11)	09/29/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.

09/28/16 - Received response from lender of: "initial disc dated within 3 days of application". Attached are Homeownership Counseling  Disclosure, LE, Service Provider and other initial disclosures dated 06/20/16. RESPA 0031 Exception Cleared.
												Approved	A	A	A	A	A
300193502	255010	09/23/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	1) Missing evidence of delivery to borrower of the Privacy Disclosure. 2) Missing Signature/Name Affidavit. 3) Missing Occupancy Affidavit.	10/26/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.

10/5/2016 - Received a copy of cover letter addressed to borrower with lender privacy disclosure and loan commitment letter. ** Exception cleared. Occupancy and Signature/Name Affidavits were previously received via stips 9/28. COMP 0006 Exception Cleared;
												Approved	A	A	A	A	A
300193502	255011	09/23/2016	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	1	Closed	Documented Intent to Proceed date (pg 35) is prior to the issuance of the Initial LE (pg 3).	10/19/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.

09/28/16 - Lender provided Homeownership Counseling  Disclosure, LE, Service Provider and other initial disclosures dated 06/20/16 via Exception Code RESPA 0031. Intent to Proceed on 06/24/16 is after the issuance of initial LE date issued 06/20/16. TRID 0191 Exception Cleared.
												Approved	A	A	A	A	A
300193502	255017	09/23/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter for subject transaction.	09/29/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.
											9/28/16 - Received CPL for subject. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300193502	255278	09/26/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing 2014/2015 W2s	09/29/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.
											09/28/16 - Received 2014/2015 W2s for B1 employer. Base income supported. CRED 0087 Exception Cleared.	Approved	A	A	A	A	A
300193502	255290	09/26/2016	Credit	Payoff/Demand Statement has a discrepancy in the data	DMND 0002	1	Closed	Missing payoff for 1st and 2nd mortgages	09/29/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.
											09/28/16 - Received copy of payoff for 1st and 2nd mortgages. DMND 0002 Exception Cleared.	Approved	A	A	A	A	A
300193502	255292	09/26/2016	Compliance	List of Settlement Service Providers Sent Date > 3 Business Days from Application Date	TRID 0049	1	Closed	The List of Settlement Service Providers Disclosure Date (2016-06-29) is more than 3 business days from the Application Date (2016-06-17).	10/19/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.

09/28/16 - Lender provided Homeownership Counseling  Disclosure, LE, Service Provider and other initial disclosures dated 06/20/16 via Exception Code RESPA 0031. Service Provider dated 06/20/16 is within 3 business days of application date. TRID 0049 Exception Cleared.
												Approved	A	A	A	A	A
300193502	255294	09/26/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Loan file only contains one CD. No documentation was provided in file to evidence that the CD was delivered to borrower at least 3 business days prior to consummation.	10/19/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.

9/28/16 -  Added initial CD and re-ran compliance. Based on the confirmed receipt date by the borrower, the earliest consummation date would 08/29/16 (Saturday included). Note date is 08/29/16. TRID 0008 Exception Cleared.
												Approved	A	A	A	A	A
300193502	255296	09/26/2016	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed	The Initial Loan Estimate Disclosure Date (2016-06-29) is more than 3 business days from the Application Date (2016-06-17).umer's application. (12 CFR 1026.19(e)(1)(iii))	10/19/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.

09/28/16 - Lender provided Homeownership Counseling  Disclosure, LE, Service Provider and other initial disclosures dated 06/20/16 via Exception Code RESPA 0031. Initial Loan Estimate is dated 06/20/16 which is within 3 business days of application date. TRID 0028 Exception Cleared.
												Approved	A	A	A	A	A
300193502	255297	09/26/2016	Compliance	Intent To Proceed Date < Loan Estimate Received Date	TRID 0046	1	Closed	The date the consumer indicated an intent to proceed with a transaction (2016-06-24) is before the date the consumer received the Loan Estimate (2016-06-29).	10/19/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.

09/28/16 - Lender provided Homeownership Counseling  Disclosure, LE, Service Provider and other initial disclosures dated 06/20/16 via Exception Code RESPA 0031. Intent to Proceed on 06/24/16 is after the issuance of initial LE date issued 06/20/16. TRID 0046 Exception Cleared.
												Approved	A	A	A	A	A
300193502	256579	09/29/2016	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing rate lock confirmation. None found in file.	11/01/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.
											10/17/2016 - Received the lenders documented rate lock date. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300193502	259977	10/19/2016	Compliance	Missing LE due to Rate Lock	TRID 0159	1	Closed	Missing LE issued within 3 business days of the rate lock date 7/6/2016 (COMP 0029 Stip 10/17)	10/19/2016
Verified credit history - Oldest tradeline 4/1982, Middle credit score 801 with no history of delinquency reported (pg 48). Minimum credit score required 720.; Low DTI - Review calculated DTI 18.79% is below the program maximum of 40%.; Verified employment history - VOE (pg 36) confirms the borrowers employment with present employer to Present or xx+ years.
											10/19/2016 - Received a copy of the interim LE that was issued within 3 days of the documented rate lock date. LE was captured and compliance resubmitted. TRID 0159 Exception Cleared;	Approved	A	A	A	A	A
300199626	252674	09/15/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Missing APN/Parcel ID # on Deed of Trust (pg 279) or included as part of legal description (pg 301). Unable to confirm APN on Title documents and appraisal match the APN on Deed of Trust.	09/19/2016
Verified credit history - 766/770 qualifying credit scores. 720 minimum score required. Verified housing payment history - 162 months of current and prior mortgage history paid 0x30. ; Verified reserves - 33 months of verified reserves. 24 months of PITI reserves required. ; Verified employment history - VOE (pg 129) verified xx years of employment with same employer.

9/19/16 - Received response from lender of: THE PARCEL TAX ID# IS STATED ON THE FIRST PAGE OF THE MORTGAGE and ON THE APPRAISAL AND TITLE WORK. CONFIRMED ALL DOCUMENTS MATCH.  ** Verified APN number from CDA matches to the Appraisal, Mortgage (page 1) and title.  COLL 0001 Exception Cleared.
												Approved	A	A	A	A	A
300199626	252686	09/15/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $681,500 is supported. No post closing CDA provided.	09/19/2016
Verified credit history - 766/770 qualifying credit scores. 720 minimum score required. Verified housing payment history - 162 months of current and prior mortgage history paid 0x30. ; Verified reserves - 33 months of verified reserves. 24 months of PITI reserves required. ; Verified employment history - VOE (pg 129) verified xx years of employment with same employer.
											9/19/16 - Received 3rd Party Desk Review that reflects original appraisal value of $681,500 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300215472	257969	10/11/2016	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	1) Missing Final 1008. No underwriter loan approval was provided in the original loan file. 2) Missing UW Income Calculation Worksheet 3) Missing Loan Approval Date	10/20/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.

10/19/2016 - Received 1008 for subject transaction. UWs recommendation for approval, UW Worksheet, and Income Calculation Worksheet were previously received via stips on 10/17. APRV 0001 Exception Cleared.;
												Approved	A	A	A	A	A
300215472	258122	10/12/2016	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing Notice to Home Loan Applicant for B1 and B2	10/20/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.
											10/17/2016 - Received copies of the Notice to Home Loan Applicant issued to B1 and B2. FACT 0001 Exception Cleared;	Approved	A	A	A	A	A
300215472	258123	10/12/2016	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing Right to Receive Credit Scores for B1 and B2	10/20/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.

10/17/2016 - Received (FACT 0001 Stip 10/17) copies of the Notice to Home Loan Applicant / Your Credit Score and the Price You Pay for Credit disclosures issued to B1 and B2. FACT 0002 Exception Cleared;
												Approved	A	A	A	A	A
300215472	258132	10/12/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing the comprehensive fraud report for subject transaction. All variances must be addressed by lender.	10/19/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.

10/17/2016 - Received fraud report for subject transaction with adjusted low risk borrower score 1000 and low risk property score 1000 with all variances addressed by lender. FRAUD 0001 Exception Cleared.;
												Approved	A	A	A	A	A
300215472	258133	10/12/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing lenders Privacy Disclosure	10/20/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.
											10/19/2016 - Received cover letter to borrower with lender privacy disclosure and mortgage loan commitment. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300215472	258135	10/12/2016	Compliance	Missing Intent to Proceed	TRID 0130	1	Closed	Missing documented intent to proceed date.	10/20/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.
											10/17/2016 - Received a screen print from the lender LOS that documents the intent to proceed date. TRID 0130 Exception Cleared;	Approved	A	A	A	A	A
300215472	258138	10/12/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $970,000 is supported. No post closing CDA provided.	10/19/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.

10/18/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $970,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300215472	258169	10/12/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter for subject transaction.	10/20/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.
											10/17/2016 - Received the Closing Protection Letter for subject transaction. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300215472	258170	10/12/2016	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed
Missing evidence of Hazard Insurance Insurance for subject property. Sufficient coverage must be confirmed; Replacement cost per Appraisal Report is $867,695. Annual premium should support the escrowed monthly insurance payment of $320.53 used for qualifying.
									10/19/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.

10/17/2016 - Received the hazard insurance dec page for subject property. Dwelling coverage of $980,000 is sufficient to cover the replacement value. Annual premium of $3846.32 supports the monthly insurance payment of $320.53 used for qualifying. HAZ 0005 Exception Cleared;
												Approved	A	A	A	A	A
300215472	258171	10/12/2016	Compliance	Special Flood Hazard Notification is Missing or Not Executed	FINS 0004	1	Closed	Missing Flood Certification	10/19/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.
											10/17/2016 - Received a copy of the Flood Cert for subject property. Subject is not located in a Special Flood Hazard Area. FINS 0004 Exception Cleared.	Approved	A	A	A	A	A
300215472	258176	10/12/2016	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	1	Closed	Unable to confirm that B1 meets minimum tradeline requirement. B2 is not contributing income for qualifying, thus is not required to satisfy the minimum tradeline requirement.	10/20/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.
											10/17/2016 - Received a copy of the borrowers credit report. Credit report confirms B1 meets the minimum tradeline requirement. CRED 0098 Exception Cleared;	Approved	A	A	A	A	A
300215472	258186	10/12/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Paystub (pg 452) does not cover 30 day period.	10/24/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.
											10/19/2016 - Per lender guide, YTD paystub or salary voucher documenting at least 30 days of income is required. VOE documents 31 months of income. CRED 0082 Exception Cleared.	Approved	A	A	A	A	A
300215472	258192	10/12/2016	Credit	Missing Credit Report	CR 0001	1	Closed	Liabilities captured from the Final 1003 for review. Minimum credit score required 720. Further, letter of explanation for all credit inquiries performed in the past 120 days is required.	10/19/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.
											10/17/2016 - Received a copy of the borrowers credit report. Credit report confirms B1 meets the minimum tradeline and credit score requirements. CR 0001 Exception Cleared;	Approved	A	A	A	A	A
300215472	258193	10/12/2016	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Missing VOR for departing residence confirming most recent 12 months satisfactory landlord rating.	10/19/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.
											10/17/2016 - Received the VOR for departing residence. VOR confirms most recent 12 months satisfactory landlord rating. CRED 0021 Exception Cleared;	Approved	A	A	A	A	A
300215472	258480	10/13/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	The Initial Closing Disclosure Received Date of (2016-09-19) is not three business days before the consummation date of (2016-09-20).	11/23/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.
											11/21/2016 -Initial CD captured and compliance resubmitted. TRID 0008 Exception Cleared.;	Approved	A	A	A	A	A
300215472	258481	10/13/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate.	11/14/2016
Verified employment history - VOE (pg 450) confirms B1s employment with present employer from xx to Present or xx Year.; Verified reserves - Post closing reserves $477,718.51 or 88 months PITIA. 12 months reserves required.
											10/17/2016 - Received a screen print from the lender LOS that documents the intent to proceed date. TRID 0047 Exception Cleared	Approved	A	A	A	A	A
300200655	259270	10/17/2016	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	1) Missing final 1008. 2) Missing income calculation worksheet.	11/03/2016
Verified credit history - Oldest tradeline 5/2001, Middle credit scores 734 / 755 with no history of delinquency reported. Minimum credit score required 700. ; Low LTV/CLTV/HCLTV - 65.23% CLTV is below the program maximum of 75%.; Low DTI - Review calculated DTI 32.89% is below the program maximum of 40%.; Verified reserves - Post closing reserves $92,770.61 or 27 months PITIA.
											11/2/2016 - Received a copy of the 1008 for subject transaction. APRV 0001 Exception Cleared.;	Approved	A	A	A	A	A
300200655	260990	10/24/2016	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing documentation to evidence benefit of refinance transaction to borrower. Prior mortgage was escrowed. Loan file is missing payoff statement.	11/11/2016
Verified credit history - Oldest tradeline 5/2001, Middle credit scores 734 / 755 with no history of delinquency reported. Minimum credit score required 700. ; Low LTV/CLTV/HCLTV - 65.23% CLTV is below the program maximum of 75%.; Low DTI - Review calculated DTI 32.89% is below the program maximum of 40%.; Verified reserves - Post closing reserves $92,770.61 or 27 months PITIA.
											11/8/2016 - Received payoff statement for prior loan. Interest rate increased however, the calculated P&I payment decreased, thus documenting the benefit to borrower. NTB 0001 Exception Cleared;	Approved	A	A	A	A	A
300200655	261034	10/24/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter for subject transaction.	11/03/2016
Verified credit history - Oldest tradeline 5/2001, Middle credit scores 734 / 755 with no history of delinquency reported. Minimum credit score required 700. ; Low LTV/CLTV/HCLTV - 65.23% CLTV is below the program maximum of 75%.; Low DTI - Review calculated DTI 32.89% is below the program maximum of 40%.; Verified reserves - Post closing reserves $92,770.61 or 27 months PITIA.
											10/26/2016 - Received the Closing Protection Letter for subject transaction. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300200655	261208	10/25/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	The Initial Closing Disclosure Received Date of (2016-09-23) is not three business days before the consummation date of (2016-09-23).	11/28/2016
Verified credit history - Oldest tradeline 5/2001, Middle credit scores 734 / 755 with no history of delinquency reported. Minimum credit score required 700. ; Low LTV/CLTV/HCLTV - 65.23% CLTV is below the program maximum of 75%.; Low DTI - Review calculated DTI 32.89% is below the program maximum of 40%.; Verified reserves - Post closing reserves $92,770.61 or 27 months PITIA.
											11/23/2016 - Attached lender attestation confirms delivery of the initial CD to borrower on the issuance date, which satisfies the 3 days waiting period requirement. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300200655	261210	10/25/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	2	Acknowledged	Settlement Fee of $350.00 (pg 363) was paid to a third party that was not listed on the lenders service providers list (pg 7).
Verified credit history - Oldest tradeline 5/2001, Middle credit scores 734 / 755 with no history of delinquency reported. Minimum credit score required 700. ; Low LTV/CLTV/HCLTV - 65.23% CLTV is below the program maximum of 75%.; Low DTI - Review calculated DTI 32.89% is below the program maximum of 40%.; Verified reserves - Post closing reserves $92,770.61 or 27 months PITIA.
											11/23/2016 - Post-consummation dated corrective CD with letter of explanation was delivered to borrower within 60 calendar days of discovery. TRID 0195 Exception Overridden to EV2.	Approved	B	B	B	B	B
300200655	261215	10/25/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Privacy Disclosure.	10/28/2016
Verified credit history - Oldest tradeline 5/2001, Middle credit scores 734 / 755 with no history of delinquency reported. Minimum credit score required 700. ; Low LTV/CLTV/HCLTV - 65.23% CLTV is below the program maximum of 75%.; Low DTI - Review calculated DTI 32.89% is below the program maximum of 40%.; Verified reserves - Post closing reserves $92,770.61 or 27 months PITIA.
											10/26/2016 - Received cover letter to borrower with lenders privacy disclosure and mortgage loan commitment letter. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300200655	264527	11/11/2016	Compliance	Net Tangible Benefit to Borrower Worksheet not Provided to Borrower(s)	NTB 0002	1	Closed	Missing NTB worksheet delivered to borrower.	11/18/2016
Verified credit history - Oldest tradeline 5/2001, Middle credit scores 734 / 755 with no history of delinquency reported. Minimum credit score required 700. ; Low LTV/CLTV/HCLTV - 65.23% CLTV is below the program maximum of 75%.; Low DTI - Review calculated DTI 32.89% is below the program maximum of 40%.; Verified reserves - Post closing reserves $92,770.61 or 27 months PITIA.
											11/16/2016 - a non-mortgage broker, such as a bank, would not be subject to theNTB rules. NTB 0002 Exception Cleared.	Approved	A	A	A	A	A
300215476	263081	11/04/2016	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing Purchase Agreement for subject transaction.	02/06/2017
Low DTI - Review calculated DTI 19.10% is below the program maximum 40%.; Verified credit history - Oldest tradeline 5/2003, Middle credit scores 801 / 800 with no history of delinquency reported. Minimum credit score required 720.
											11/8/2016 - Received the executed purchase agreement. HUD 0014 Exception Cleared;	Approved	A	A	A	A	A
300215476	263095	11/04/2016	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy for the newly constructed subject property.	02/06/2017
Low DTI - Review calculated DTI 19.10% is below the program maximum 40%.; Verified credit history - Oldest tradeline 5/2003, Middle credit scores 801 / 800 with no history of delinquency reported. Minimum credit score required 720.
											2/3/2017 - "Certificate of Occupancy attached". ** Exception is cleared with the attached COO for subject property. PROP 0012 Exception Cleared;	Approved	A	A	A	A	A
300215476	263107	11/04/2016	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed	Approval DTI of 16.131% is less than Review DTI of 19.10% creating a variance exceeding 2% tolerance. Difference is due to the qualifying property tax payment.	01/19/2017
Low DTI - Review calculated DTI 19.10% is below the program maximum 40%.; Verified credit history - Oldest tradeline 5/2003, Middle credit scores 801 / 800 with no history of delinquency reported. Minimum credit score required 720.
											1/17/17 - Received updated final 1008 and rationale worksheet. Final DTI is 19.126%. CRED 0004 Exception Cleared.	Approved	A	A	A	A	A
300215476	263111	11/04/2016	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged	Disclosed property tax payment of $283.58 / mo is based on the unimproved value. Actual property tax payment is $974 / mo.
Low DTI - Review calculated DTI 19.10% is below the program maximum 40%.; Verified credit history - Oldest tradeline 5/2003, Middle credit scores 801 / 800 with no history of delinquency reported. Minimum credit score required 720.
											2/2/2017 - Corrective CD was issued and delivered to the borrower greater than 60 days of Discovery to cure. TRID 0192 Exception Overridden to EV2.	Approved	B	B	B	B	B
300215476	263113	11/04/2016	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed	The disclosed finance charge ($430,699.85) is ($519.16) below the actual finance charge($431,219.01).	02/02/2017
Low DTI - Review calculated DTI 19.10% is below the program maximum 40%.; Verified credit history - Oldest tradeline 5/2003, Middle credit scores 801 / 800 with no history of delinquency reported. Minimum credit score required 720.

12/1/2016 - Received copy of lenders compliance report that lists the fees included in the finance charges. Documentary Tax stamps resulted in the under-disclosure. Documentary Tax Stamps that are paid to provider should not be included in finance charges. TRID 0088 Exception Cleared;
												Approved	A	A	A	A	A
300215476	263115	11/04/2016	Compliance	Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag (12 CFR 1026.38(i)(1)(iii))	TRID 0125	1	Closed
The Down Payment disclosed on the Calculating Cash to Close table has changed from the Loan Estimate to the Final Amount on the Closing Disclosure.  The Did this Change indicator should reflect that the amount has changed.
									02/02/2017
Low DTI - Review calculated DTI 19.10% is below the program maximum 40%.; Verified credit history - Oldest tradeline 5/2003, Middle credit scores 801 / 800 with no history of delinquency reported. Minimum credit score required 720.
											11/8/2016 - Received interim LE issued, which was not presented in the original loan file. Captured LE and reran compliance submission. TRID 0125 Exception Cleared;	Approved	A	A	A	A	A
300215476	263116	11/04/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2016-08-08: RESPA - Your Charge/Credit (Points) increased from $0 to $799.
									02/02/2017
Low DTI - Review calculated DTI 19.10% is below the program maximum 40%.; Verified credit history - Oldest tradeline 5/2003, Middle credit scores 801 / 800 with no history of delinquency reported. Minimum credit score required 720.

1/6/2017 - "COC for 9/2 re-disclosure". Attached is a screen print from the lender LOS that documents the change of circumstance, interest rate dependent charges, for the latest dated LE that disclosed the lock terms. LE was issued on the lock / change date. TRID 0195 Exception Cleared.;
												Approved	A	A	A	A	A
300215476	263117	11/04/2016	Compliance	Missing LE due to Rate Lock	TRID 0159	1	Closed	Missing LE issued within 3 business days of the documented rate lock date.	11/11/2016
Low DTI - Review calculated DTI 19.10% is below the program maximum 40%.; Verified credit history - Oldest tradeline 5/2003, Middle credit scores 801 / 800 with no history of delinquency reported. Minimum credit score required 720.
											11/8/2016 - Received LE issued within 3 days of the documented rate lock. Captured LE and reran compliance submission. TRID 0159 Exception Cleared;	Approved	A	A	A	A	A
300215476	263120	11/04/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Privacy Disclosure.	01/09/2017
Low DTI - Review calculated DTI 19.10% is below the program maximum 40%.; Verified credit history - Oldest tradeline 5/2003, Middle credit scores 801 / 800 with no history of delinquency reported. Minimum credit score required 720.
											1/6/2017 - Received response from lender: "Privacy notice provided with loan commitment". COMP 0006 Exception Cleared.;	Approved	A	A	A	A	A
300215476	267469	12/02/2016	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	1	Closed	Final CD does not list the seller paid real estate commission.	02/06/2017
Low DTI - Review calculated DTI 19.10% is below the program maximum 40%.; Verified credit history - Oldest tradeline 5/2003, Middle credit scores 801 / 800 with no history of delinquency reported. Minimum credit score required 720.

1/19/2017 - "Corrected CD showing RE commission paid by seller & confirmation of delivery". ** Exception is cleared with the attached letter of explanation, re-disclosure to borrower with evidence of receipt completed within 60 calendar days of discovery. TRID 0196 Exception Cleared.;
												Approved	A	A	A	A	A
300193015	262893	11/03/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	01/19/2017
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											1/17/17 - Received county parcel information for property 3 that confirms taxpayer for this property is not the borrower. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300193015	262894	11/03/2016	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy.	12/20/2016
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											12/19/2016 - Received the Certificate of Occupancy issued by the City for subject property. PROP 0012 Exception Cleared.;	Approved	A	A	A	A	A
300193015	262895	11/03/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrower addressing all credit inquiries in past 120 days.	11/18/2016
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											11/17/2016 - Received credit inquiry letter. CRED 0093 Exception Cleared.	Approved	A	A	A	A	A
300193015	262939	11/03/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	12/20/2016
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											11/7/2016 - Received 3rd Party Desk Review. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300193015	262942	11/03/2016	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
UPDATED EXCEPTION: 3rd Party Desk Review HDI reflects declining market trends, however, original appraisal report reflects an increasing market trend. Original Appraiser to satisfactorily address discrepancy between OA and 3rd Party Desk Review market trends.

									12/02/2016
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.

11/30/2016 - er month, so, Increasing Sales Prices are still intact". ** Agree. Appraisal report provides commentary to address the market trends. 3rd Party Desk Review  reflects original appraisal value of $710,000 is supported. APPR 0039 Exception Cleared.;
												Approved	A	A	A	A	A
300193015	262944	11/03/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing estimate of property taxes based on actual appraisal using documented mil rates.	12/20/2016
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											12/15/2016 - Exception is cleared with the attached screen print from the County website. CRED 0103 Exception Cleared.;	Approved	A	A	A	A	A
300193015	262952	11/03/2016	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed	Missing documentation confirming total cost to construct the subject property.	12/29/2016
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											Lender provided copy of home construction and pool contract. Land acquired separately and seasoned for greater than 12 months. CR 0005 Exception Cleared.	Approved	A	A	A	A	A
300193015	262979	11/03/2016	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing Change of Circumstance for 10/13/2016 Loan Estimate	02/01/2017
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											12/28/2016 - "LOS screen shot for COC". Attached is screen shot reflecting new change request on 10/12/16 for Interest Rate dependent charges. TRID 0171 Exception Cleared.	Approved	A	A	A	A	A
300193015	262982	11/03/2016	Compliance	NMLS Loan Originator Company ID is missing from final Closing Disclosure (12 CFR 1026.36(g)(1-2))	NMLS 0008	1	Closed	Closing Disclosures did not list NMLS number for Lender in Contact Information section.	02/01/2017
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											12/5/2016 - Received a copy of the Final CD. Final CD disclosed the lenders NMLS IDs in the Contact Information Section. NMLS 0008 Exception Cleared;	Approved	A	A	A	A	A
300193015	262987	11/03/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Privacy Disclosure.	12/29/2016
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											12/28/2016 - "privacy disclosure". Attached is 6-page document including proof disclosure was sent to borrower. COMP 0006 Exception Cleared.	Approved	A	A	A	A	A
300193015	262999	11/03/2016	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed
The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table of $2825.92 does not match the value in the System Calculated Projected Payments Table $3283.48.
									02/27/2017
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.

1/26/17 - Timing requirement does not apply for re-disclosure that is required to correct the CD that disclosed the actual property tax payment on the unimproved lot to disclose the projected tax payment on the improved lot. TRID 0192 Exception Overridden to EV2.
												Approved	A	A	A	A	A
300193015	263000	11/03/2016	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed	Missing evidence of delivery of the initial CD	02/27/2017
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											2/24/2017 - "Lender attestation". ** Exception is cleared with the attached lender signed attestation confirming that the initial CD was delivered to borrower on 10/14. TRID 0009 Exception Cleared;	Approved	A	A	A	A	A
300193015	263002	11/03/2016	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	1	Closed	Missing evidence of delivery of the latest issued LE.	02/27/2017
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											1/17/17 - Received full LOS screen shot to show proof of delivery of LE re-disclosure to borrower including consent date. TRID 0023 Exception Cleared.	Approved	A	A	A	A	A
300193015	263013	11/03/2016	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	Missing final Closing Disclosure.	12/06/2016
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											12/5/2016 - Received a complete copy of the final CD. Captured the CD and reran compliance submission. TRID 0148 Exception Cleared.	Approved	A	A	A	A	A
300193015	263027	11/03/2016	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing documentation of tax expenses for Vacant Land listed on REO schedule of final 1003.	12/29/2016
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											12/15/2016 - Qualifying property tax payment is greater than the documented payment. Variance is non-material. CRED 0096 Exception Cleared.;	Approved	A	A	A	A	A
300193015	268148	12/06/2016	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed	The Initial Loan Estimate Disclosure Date is more than 3 business days from the Application Date.	02/27/2017
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											1/20/2017 - "Company attestation". ** Exception is cleared. Lender does not consider Saturday as a day of business. TRID 0028 Exception Cleared;	Approved	A	A	A	A	A
300193015	268173	12/06/2016	Compliance	LE or CD Improperly Issued	TRID 0160	2	Acknowledged
Final CD disclosed the title fees in Section B - Services Borrower Did Not Shop, however, the provider is not listed on the lenders service provider list indicating that the borrower did shop for services.

Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											1/27/2017 - The clerical error did not result in any tolerance violations that would require re-disclosure, thus override to EV2. TRID 0160 Exception Overridden to EV2.	Approved	B	B	B	B	B
300193015	270705	12/20/2016	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed	Approval DTI: 32.083% per 1008 / Review DTI: 37.51%, Variance exceeds 2% tolerance.	12/29/2016
Verified credit history - 773 qualifying credit score. 720 minimum score required. Limited credit user. Credit file dates back to 8/1999. ; Verified employment history - VVOE verified xx years with current employer.
											12/28/2016 - "final 1008 reflecting improved land taxes". Attached is updated 1008 reflecting lender DTI of 36.146%. CRED 0004 Exception Cleared.	Approved	A	A	A	A	A
300199346	267009	11/30/2016	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. No 1008 or lender approval in file with conditions provided.	01/05/2017
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											1/3/2017 - Received a copy of the 1008. ** Exception is cleared. Still missing a copy of the corrected 1008. Refer to remaining CRED 0004 exception. APRV 0001 Exception Cleared;	Approved	A	A	A	A	A
300199346	267016	11/30/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	01/05/2017
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75

12/21/2016 - Received borrowers 2014 / 2015 IRS Tax Transcripts VOR for borrowers departing residence to document that the 4506 and Potential Occupancy issues listed in the fraud report that was previously received via stip presentment on 12/5 have been addressed. CRED 0089 Exception Cleared
												Approved	A	A	A	A	A
300199346	267018	11/30/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence that borrower was provided with Federal Privacy disclosure.	12/29/2016
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											12/28/16 - "privacy disclosure attached". Attached is 6-page document including the Federal Privacy notice and proof of delivery to the borrowers. COMP 0006 Exception Cleared.	Approved	A	A	A	A	A
300199346	267029	11/30/2016	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN/PIN stated on mortgage does not match to the APN stated on appraisal.	01/05/2017
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75

1/3/2017 - "Corrected appraisal attached". ** Exception is cleared. Confirmed that the APN listed on the appraisal report / mortgage also matches to the APN listed on the tax certificate that was included with the title commitment (TITL 0001 Stip 12/5). COLL 0002 Exception Cleared;
												Approved	A	A	A	A	A
300199346	267032	11/30/2016	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy.	12/29/2016
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											Received a copy of the Certificate of Occupancy for subject property. PROP 0012 Exception Cleared;	Approved	A	A	A	A	A
300199346	267033	11/30/2016	Credit	Missing Title Evidence	TITL 0001	1	Closed	Missing Title Commitment and/or Final Title Policy.	12/07/2016
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											12/5/2016 - Received the Closing Protection Letter and Title Commitment for subject transaction. TITL 0001 Exception Cleared;	Approved	A	A	A	A	A
300199346	267034	11/30/2016	Compliance	Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums	FLOOD 0006	1	Closed	Missing Flood Certification.	12/07/2016
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											12/5/2016 - Received the Flood Determination for subject property. Subject is not located in a Special Flood Hazard Area. FLOOD 0006 Exception Cleared;	Approved	A	A	A	A	A
300199346	267035	11/30/2016	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of insurance	12/07/2016
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											12/5/2016 - Received Hazard Insurance Certificate for subject property. HAZ 0005 Exception Cleared.;	Approved	A	A	A	A	A
300199346	267042	11/30/2016	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Missing VOR	12/07/2016
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											12/5/2016 - Received VOR for departing residence confirming 27 months satisfactory landlord rating. CRED 0021 Exception Cleared;	Approved	A	A	A	A	A
300199346	267061	11/30/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed
Only final Closing Disclosure provided in file (pg 2). Missing any prior Closing Disclosures. Closing Disclosure (pg 402) is dated 1/29/2016 which is 9 months prior to transaction and not used by review.
									01/26/2017
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											12/5/2016 - Received a copy of the initial CD. Captured the CD and reran compliance submission. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300199346	267158	11/30/2016	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed	Appraisal completed subject to completion. Missing 1004D/442 with photos to confirm completion.	12/07/2016
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75

12/5/2016 - Received the Appraisal Completion Report with photos attached. Completion report confirms improvements have been completed in accordance with the requirements and conditions stated in the original appraisal report. APPR 0032 Exception Cleared;
												Approved	A	A	A	A	A
300199346	267199	11/30/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing verification of new homeowners premium. Missing verification of reassessed property taxes on subject property.	12/29/2016
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											12/5/2016 - Received Hazard Insurance Certificate for subject property. Included is the Tax Cert. CRED 0103 Exception Cleared;	Approved	A	A	A	A	A
300199346	267200	11/30/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0045	1	Closed	No borrower Intent provided in the file.	01/26/2017
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75

12/5/2016 - Received a screen print from the lenders LOS to document the intent to proceed date. Intent to Proceed is documented to have been obtained verbally form the borrower. TRID 0045 Exception Cleared;
												Approved	A	A	A	A	A
300199346	267211	11/30/2016	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	Lender provided only initial Loan Estimate and Final Closing Disclosure. Lender to insure that all Loan Estimates and Closing Disclosures are provided for review.	12/22/2016
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											12/21/2016 - Lender confirms that all LE/CDs have been submitted for review. TRID 0148 Exception Cleared.;	Approved	A	A	A	A	A
300199346	268304	12/07/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing 2014 / 2015 IRS Transcripts.	12/29/2016
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											Received borrowers 2014 / 2015 IRS Tax Transcripts for CRED 0089 Exception. CRED 0087 Exception Cleared	Approved	A	A	A	A	A
300199346	268328	12/07/2016	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed	Missing evidence of delivery of the initial CD.	01/26/2017
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75

12/21/2016 - Received a screen print from the lenders LOS to evidence delivery of the initial CD to borrower via electronic method on the issue date, thus confirming consummation occurred at least 3 business days after the receipt of the initial CD. TRID 0009 Exception Cleared;
												Approved	A	A	A	A	A
300199346	268329	12/07/2016	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed	Missing evidence of delivery of the initial LE.	01/26/2017
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75

1/3/2017 - "Customer indicated intent to proceed on 7/26". Attached is a screen print from the lenders LOS documenting intent to proceed on 7/26. Captured the documented intent to proceed date and resubmitted compliance. TRID 0044 Exception Cleared.
												Approved	A	A	A	A	A
300199346	268347	12/07/2016	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed	Approval DTI: 10.77% per LOS screen print (APRV 0001 Stip 12/5) / Review DTI: 14.96%, variance exceeds 2% tolerance. Difference is due to monthly property tax considered in qualifying.	01/05/2017
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75
											1/3/2017 - Received a copy of the corrected 1008 (APP 0006 Stip 1/3). Review DTI 14.96% / Corrected 1008 DTI 15.17%, variance is within 2% tolerance. CRED 0004 Exception Cleared;	Approved	A	A	A	A	A
300199346	268350	12/07/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	1003 Application is to be corrected to list the greater property tax on the newly constructed subject property.	02/01/2017
Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75

1/30/2017 - "Corrected, signed 1003 attached". ** Exception is cleared with the attached borrower signed corrected 1003 / Application and copies of the borrower unexpired government issued IDs. APP 0006 Exception Cleared;
												Approved	A	A	A	A	A
300199346	268351	12/07/2016	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged
Final CD Estimated Taxes, Insurance & Assessment section disclosed a monthly property tax payment of $96.51 based on the unimproved lot. Per Tax Cert, the monthly property tax liability is $1262.28 based on the tax rate of 2.316116% and the Appraisal Value.

Verified credit history - 796/796 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 8/1975. ; Verified housing payment history - 227 months of prior mortgage history paid 0x30. ; Verified liquid assets and/or savings history - Post closing reserves of $1,257,615.75

1/25/17 - Attached is corrected CD, letter of explanation and proof of overnight delivery. ** CD reflects re-disclosure of the Projected Payments along with escrow section and loan costs. TRID 0144 Exception Overridden to EV2 level.
												Approved	B	B	B	B	B
300251950	270859	12/21/2016	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	Missing the Final 1008. No 1008 was provided in file. Loan approval date is not documented.	12/27/2016
Verified employment history - Work# dated 12/9/2016 (pg 189) confirms B1s employment with present employer from xxxx to Present or xx years.; Low DTI - 27.95% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 9/1990, Middle credit scores 789 / 816 with no history of delinquency reported. Minimum credit score required 720.
											12/23/2016 - Received 1008, underwriting worksheets, and LOS screen print to document the loan approval date for subject transaction. APRV 0001 Exception Cleared.;	Approved	A	A	A	A	A
300251950	270914	12/21/2016	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Purchaser CD does not disclose seller paid fees.
Verified employment history - Work# dated 12/9/2016 (pg 189) confirms B1s employment with present employer from xxxx to Present or xx years.; Low DTI - 27.95% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 9/1990, Middle credit scores 789 / 816 with no history of delinquency reported. Minimum credit score required 720.

1/23/2017 - "Corrected CD sent to borrower & proof of delivery attached". ** Exception is overridden to EV2 with the attached post-close corrective CD, cover letter, and courier receipt to evidence delivery was completed with 60 calendar days of discovery. TRID 0196 Exception Overridden to EV2.
												Approved	B	B	B	B	B
300251950	270975	12/22/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	12/27/2016
Verified employment history - Work# dated 12/9/2016 (pg 189) confirms B1s employment with present employer from xxxx to Present or xx years.; Low DTI - 27.95% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 9/1990, Middle credit scores 789 / 816 with no history of delinquency reported. Minimum credit score required 720.
											12/23/2016 - Received 3rd Party Desk Review. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300251950	270996	12/22/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter.	12/27/2016
Verified employment history - Work# dated 12/9/2016 (pg 189) confirms B1s employment with present employer from xxxx to Present or xx years.; Low DTI - 27.95% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 9/1990, Middle credit scores 789 / 816 with no history of delinquency reported. Minimum credit score required 720.
											12/23/2016 - Received the Closing Protection Letter for subject transaction. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300251950	270997	12/22/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	1) Missing evidence of delivery to borrower of the lenders Privacy Disclosure. 2) Loan file contains a LE and CD. Lender to provide confirmation that there were no other LE/CDs issued.	01/19/2017
Verified employment history - Work# dated 12/9/2016 (pg 189) confirms B1s employment with present employer from xxxx to Present or xx years.; Low DTI - 27.95% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 9/1990, Middle credit scores 789 / 816 with no history of delinquency reported. Minimum credit score required 720.

1/19/17 - Received LOS screen shots and copy of emailed CD. Two CDs provided reflecting same date issued with identical figures.  Since issuing these, a PC CD has been issued for corrective reasons. Final figures reflected on corrective CD. COMP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300251950	271013	12/22/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing most recent two months bank statements. Assets are required to satisfy the cash to close requirement.	01/09/2017
Verified employment history - Work# dated 12/9/2016 (pg 189) confirms B1s employment with present employer from xxxx to Present or xx years.; Low DTI - 27.95% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 9/1990, Middle credit scores 789 / 816 with no history of delinquency reported. Minimum credit score required 720.

1/5/2017 - "(financial institution) statement with earnest money attached". ** Exception is cleared. Attached satisfactorily documents the liquid assets required to meet the cash to close requirements. CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300251950	271018	12/22/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing evidence of delivery of the initial CD. Only CD provided in file was received at closing.	01/24/2017
Verified employment history - Work# dated 12/9/2016 (pg 189) confirms B1s employment with present employer from xxxx to Present or xx years.; Low DTI - 27.95% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 9/1990, Middle credit scores 789 / 816 with no history of delinquency reported. Minimum credit score required 720.

1/6/2017 - Received a screen print from the lenders LOS to evidence that the initial CD was delivered electronically to the borrower on the same date as issuance, thus satisfying the 3 day waiting period requirement. TRID 0008 Exception Cleared;
												Approved	A	A	A	A	A
300251950	271019	12/22/2016	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy for the newly constructed subject property.	12/29/2016
Verified employment history - Work# dated 12/9/2016 (pg 189) confirms B1s employment with present employer from xxxx to Present or xx years.; Low DTI - 27.95% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 9/1990, Middle credit scores 789 / 816 with no history of delinquency reported. Minimum credit score required 720.
											Confirmed city does not require a COO via online website search. Appraisal was completed "as is". PROP 0012 Exception Cleared.	Approved	A	A	A	A	A
300228982	274512	01/11/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing documented loan approval date.	01/18/2017
Verified employment history - VOE dated confirms B1s employment with present employer from xxxx to Present.; I Verified credit history - Oldest trade open 2/2000, Middle credit scores 810 / 810. Minimum credit score required 720.; Verified reserves - Post closing reserves of 47 months PITIA. 12 months PITIA reserves required. All reserve requirements satisfied.
											1/13/17 - Received LOS screen prints to show approval date and u/w name. APRV 0003 Exception Cleared.	Approved	A	A	A	A	A
300228982	274516	01/11/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the security instrument.	01/23/2017
Verified employment history - VOE dated confirms B1s employment with present employer from xxxx to Present.; I Verified credit history - Oldest trade open 2/2000, Middle credit scores 810 / 810. Minimum credit score required 720.; Verified reserves - Post closing reserves of 47 months PITIA. 12 months PITIA reserves required. All reserve requirements satisfied.

1/19/2017 - Exception cleared. Deed of Trust property address and legal description matches to the Appraisal Report / Title Commitment, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared.;
												Approved	A	A	A	A	A
300228982	274519	01/11/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	1	Closed	CD does not disclose seller paid fees.	01/26/2017
Verified employment history - VOE dated confirms B1s employment with present employer from xxxx to Present.; I Verified credit history - Oldest trade open 2/2000, Middle credit scores 810 / 810. Minimum credit score required 720.; Verified reserves - Post closing reserves of 47 months PITIA. 12 months PITIA reserves required. All reserve requirements satisfied.

1/25/17 - "Corrected CD, letter to borrower and proof of delivery attached". Documents provided with trackable delivery confirmation confirming package delivered to borrower. TRID 0196 Exception Cleared.
												Approved	A	A	A	A	A
300228982	274536	01/11/2017	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing contract addendum dated 11/20/2016.	01/18/2017
Verified employment history - VOE dated confirms B1s employment with present employer from xxxx to Present.; I Verified credit history - Oldest trade open 2/2000, Middle credit scores 810 / 810. Minimum credit score required 720.; Verified reserves - Post closing reserves of 47 months PITIA. 12 months PITIA reserves required. All reserve requirements satisfied.
											1/13/17 - Received executed amendment to contract HUD 0014 Exception Cleared.	Approved	A	A	A	A	A
300228982	274542	01/11/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	UPDATED EXCEPTION: Missing Escrow Account Disclosure Statement delivered at closing.	01/23/2017
Verified employment history - VOE dated confirms B1s employment with present employer from xxxx to Present.; I Verified credit history - Oldest trade open 2/2000, Middle credit scores 810 / 810. Minimum credit score required 720.; Verified reserves - Post closing reserves of 47 months PITIA. 12 months PITIA reserves required. All reserve requirements satisfied.
											1/19/2017 - "Escrow Account Disclosure Statement delivered at closing is attached". ** COMP 0006 Exception Cleared.;	Approved	A	A	A	A	A
300228982	274545	01/11/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis.	01/18/2017
Verified employment history - VOE dated confirms B1s employment with present employer from xxxx to Present.; I Verified credit history - Oldest trade open 2/2000, Middle credit scores 810 / 810. Minimum credit score required 720.; Verified reserves - Post closing reserves of 47 months PITIA. 12 months PITIA reserves required. All reserve requirements satisfied.
											1/13/17 - Received 3rd Party Desk Review that reflects original appraisal value of $600,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300228982	274593	01/11/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed	Provide documentation to evidence receipt of the Initial CD on 12/6/2016.	01/24/2017
Verified employment history - VOE dated confirms B1s employment with present employer from xxxx to Present.; I Verified credit history - Oldest trade open 2/2000, Middle credit scores 810 / 810. Minimum credit score required 720.; Verified reserves - Post closing reserves of 47 months PITIA. 12 months PITIA reserves required. All reserve requirements satisfied.

1/19/2017 - "ConformX proof of receipt". ** Exception is cleared with the attached print out from lenders LOS that documents delivery of the CD to borrowers email on 12/6. TRID 0009 Exception Cleared.;
												Approved	A	A	A	A	A
300228982	274595	01/11/2017	Compliance	Intent To Proceed Date < Loan Estimate Received Date	TRID 0046	1	Closed	Documented intent to proceed date is prior to the documented LE delivery date.	01/24/2017
Verified employment history - VOE dated confirms B1s employment with present employer from xxxx to Present.; I Verified credit history - Oldest trade open 2/2000, Middle credit scores 810 / 810. Minimum credit score required 720.; Verified reserves - Post closing reserves of 47 months PITIA. 12 months PITIA reserves required. All reserve requirements satisfied.
											1/13/17 - Received LOS screen shot to show borrower received and opened LE" on date to match to Intent to Proceed date. TRID 0046 Exception Cleared.	Approved	A	A	A	A	A
300228982	274622	01/11/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Two years 1040s are not signed.	01/18/2017
Verified employment history - VOE dated confirms B1s employment with present employer from xxxx to Present.; I Verified credit history - Oldest trade open 2/2000, Middle credit scores 810 / 810. Minimum credit score required 720.; Verified reserves - Post closing reserves of 47 months PITIA. 12 months PITIA reserves required. All reserve requirements satisfied.
											1/13/17 - Received 2 years 1040 signature pages reflecting execution. CRED 0087 Exception Cleared.	Approved	A	A	A	A	A
300300888	278976	01/27/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN/Parcel ID is not listed on Deed of Trust.	02/10/2017
Verified credit history - 800/797 qualifying credit scores. 720 minimum score required Credit file dates back to 7/1995. ; Verified reserves - 12 months of PITI reserves on subject required in the amount of $54,197.16. , 16 months of PITI reserves. ; Verified employment history - Borrower has xx yrs of verified employment. Coborrower has xx yrs of verified employment.

2/9/2017 -Legal description listed on the Mortgage matches to the legal description listed on the Appraisal Report and Title Commitment, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared;
												Approved	A	A	A	A	A
300300888	278979	01/27/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD does not disclose seller paid real estate commissions.
Verified credit history - 800/797 qualifying credit scores. 720 minimum score required Credit file dates back to 7/1995. ; Verified reserves - 12 months of PITI reserves on subject required in the amount of $54,197.16. , 16 months of PITI reserves. ; Verified employment history - Borrower has xx yrs of verified employment. Coborrower has xx yrs of verified employment.

2/17/2017 - Exception is overridden to EV2 with the attached courier receipt to evidence delivery of the re-disclosure and accompanying letter or explanation (Stip 2/15) to borrower completed within 60 days of discovery under 130(B). TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300300888	278986	01/27/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	02/01/2017
Verified credit history - 800/797 qualifying credit scores. 720 minimum score required Credit file dates back to 7/1995. ; Verified reserves - 12 months of PITI reserves on subject required in the amount of $54,197.16. , 16 months of PITI reserves. ; Verified employment history - Borrower has xx yrs of verified employment. Coborrower has xx yrs of verified employment.

2/1/17 - Received 3rd Party Desk Review that reflects original appraisal value of $815,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300300888	279010	01/27/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	No evidence of Intent to Proceed provided by the borrowers.	01/31/2017
Verified credit history - 800/797 qualifying credit scores. 720 minimum score required Credit file dates back to 7/1995. ; Verified reserves - 12 months of PITI reserves on subject required in the amount of $54,197.16. , 16 months of PITI reserves. ; Verified employment history - Borrower has xx yrs of verified employment. Coborrower has xx yrs of verified employment.
											1/30/17 - Received LOS from lender documenting borrower via telephone intended to proceed on 08/19/16. TRID 0047 Exception Cleared.	Approved	A	A	A	A	A
300300888	279011	01/27/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing copy of signed Settlement Statement/Closing Disclosure for sale of prior primary confirming receipt of funds and payoff of mortgage.	01/31/2017
Verified credit history - 800/797 qualifying credit scores. 720 minimum score required Credit file dates back to 7/1995. ; Verified reserves - 12 months of PITI reserves on subject required in the amount of $54,197.16. , 16 months of PITI reserves. ; Verified employment history - Borrower has xx yrs of verified employment. Coborrower has xx yrs of verified employment.
											1/30/17 - Received copy of Closing CD on prior primary. Payoff of mortgage reflected and final seller proceeds matched to the check presented in original file. HUD 0011 Exception Cleared.	Approved	A	A	A	A	A
300268736	279036	01/27/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Deed of Trust	02/23/2017
Verified credit history - 790 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 5/1986. ; Verified reserves - Post closing reserves of $192,560.55, 38 months of PITI reserves. 12 months of PITI reserves required.
											2/23/2017 - Exception re-reviewed (Refer to COLL 0002). Exception is cleared with the attached (Stip 2/21) intent to rerecord. COLL 0001 Exception Cleared;	Approved	A	A	A	A	A
300268736	279044	01/27/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	CD does not disclose seller paid real estate commission.
Verified credit history - 790 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 5/1986. ; Verified reserves - Post closing reserves of $192,560.55, 38 months of PITI reserves. 12 months of PITI reserves required.
											2/7/2017 - "revised CD attached". ** Exception is cured with the attached re-disclosure and accompanying letter of explanation with evidence of delivery. TRID 0196 Exception Overridden to EV2.	Approved	B	B	B	B	B
300268736	279056	01/27/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	02/21/2017
Verified credit history - 790 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 5/1986. ; Verified reserves - Post closing reserves of $192,560.55, 38 months of PITI reserves. 12 months of PITI reserves required.
											2/16/17 - Four page history reflect "building final" passed to confirm complete in conjunction with evidence of Permit issue date previously provided. PROP 0012 Exception Cleared	Approved	A	A	A	A	A
300268736	279057	01/27/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	02/01/2017
Verified credit history - 790 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 5/1986. ; Verified reserves - Post closing reserves of $192,560.55, 38 months of PITI reserves. 12 months of PITI reserves required.

2/1/17 - Received 3rd Party Desk Review that reflects original appraisal value of $854,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300268736	279124	01/27/2017	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	CD Contact Information section does not list seller real estate broker information.
Verified credit history - 790 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 5/1986. ; Verified reserves - Post closing reserves of $192,560.55, 38 months of PITI reserves. 12 months of PITI reserves required.

2/21/2017 - Exception is overridden to EV2 with the attached re-disclosure with accompanying letter of explanation and courier receipt to evidence delivery to borrower completed within 60 days of consummation. TRID 0141 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300268736	279137	01/27/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	Missing evidence that borrower provided Intent to Proceed.	01/31/2017
Verified credit history - 790 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 5/1986. ; Verified reserves - Post closing reserves of $192,560.55, 38 months of PITI reserves. 12 months of PITI reserves required.
											1/31/2017 - Received LOS from lender documenting borrower intended to proceed on 11/17/16 via telephone. TRID 0047 Exception Cleared.	Approved	A	A	A	A	A
300268736	279139	01/27/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	2	Acknowledged	Missing valid COC for increase in Verification Fee (Employment Verification) from $30 to $34.04 on final CD (pg 10). No evidence of lender cure provided.
Verified credit history - 790 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 5/1986. ; Verified reserves - Post closing reserves of $192,560.55, 38 months of PITI reserves. 12 months of PITI reserves required.

2/9/2017 - Exception is overridden to EV2 with attached re-disclosure and accompanying letter of explanation, copy of refund check, and courier delivery confirmation. TRID 0195 Exception Over ridden to EV2.
												Approved	B	B	B	B	B
300268736	279566	02/01/2017	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	Tax Certificate reflects APN does not match to Appraisal Report APN	02/23/2017
Verified credit history - 790 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 5/1986. ; Verified reserves - Post closing reserves of $192,560.55, 38 months of PITI reserves. 12 months of PITI reserves required.
											2/21/2017 - "corrected appraisal attached". ** Exception is cleared with the attached corrected appraisal report. COLL 0002 Exception Cleared;	Approved	A	A	A	A	A
300306404	280610	02/07/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Deed of Trust.	02/17/2017	Verified credit history - Oldest tradeline 5/1994, Middle credit scores 740 / 737. Minimum credit score required 720.; Low DTI - 32.16% DTI is below the program maximum of 40%.
2/16/17 - Lender provided letter and evidence of amendment to the DOT adding the PIN number. Letter states the security instrument will be sent for re-recording as necessary. COLL 0001 Exception Cleared.
												Approved	A	A	A	A	A
300306404	280707	02/07/2017	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Purchase price per contract change order is less than the purchase price listed on the CD.	02/10/2017	Verified credit history - Oldest tradeline 5/1994, Middle credit scores 740 / 737. Minimum credit score required 720.; Low DTI - 32.16% DTI is below the program maximum of 40%.	2/9/2017 - Exception is cleared with the attached executed contract change order. Purchase price on the change order matches to the CD. HUD 0014 Exception Cleared;	Approved	A	A	A	A	A
300306404	280728	02/07/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	02/13/2017	Verified credit history - Oldest tradeline 5/1994, Middle credit scores 740 / 737. Minimum credit score required 720.; Low DTI - 32.16% DTI is below the program maximum of 40%.
2/10/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $715,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300306404	280756	02/07/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Loan file only contains one CD, which was received at closing. Missing initial CD or evidence that the CD was received prior to closing.	02/17/2017	Verified credit history - Oldest tradeline 5/1994, Middle credit scores 740 / 737. Minimum credit score required 720.; Low DTI - 32.16% DTI is below the program maximum of 40%.	2/9/2017 - Exception is cleared with the attached initial CD that was received by the borrower on the date of issuance. TRID 0008 Exception Cleared	Approved	A	A	A	A	A
300306404	280757	02/07/2017	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed	Provide itemization of amount financed. The disclosed finance charge ($410,764.98) is ($419.98) below the actual finance charge($411,184.96).	02/17/2017	Verified credit history - Oldest tradeline 5/1994, Middle credit scores 740 / 737. Minimum credit score required 720.; Low DTI - 32.16% DTI is below the program maximum of 40%.
2/15/17 - HOA Transfer fee reflected under Sect H can be excluded from Finance charge. Was not a lender required fee. Exclusion of two HOA fees clears under disclosed finance charge. TRID 0088 Exception Cleared.
												Approved	A	A	A	A	A
300306404	280758	02/07/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing privacy disclosure.	02/10/2017	Verified credit history - Oldest tradeline 5/1994, Middle credit scores 740 / 737. Minimum credit score required 720.; Low DTI - 32.16% DTI is below the program maximum of 40%.	2/9/2017 - "privacy disclosure attached". ** Exception is cleared with the attached privacy disclosure. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300306404	280813	02/08/2017	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	1) Missing verification of employment for B1 2) Missing B1 verification of self employment 3) Missing B2 verification of self-employment	02/17/2017	Verified credit history - Oldest tradeline 5/1994, Middle credit scores 740 / 737. Minimum credit score required 720.; Low DTI - 32.16% DTI is below the program maximum of 40%.	2/15/17 - SOS confirms same address as business on tax returns, and no income from B2 P&L was considered or reflected on 1003, thus no VOE is necessary. CRED 0006 Exception Cleared.	Approved	A	A	A	A	A
300306404	280838	02/08/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing certificate of occupancy for the newly constructed subject property.	02/17/2017	Verified credit history - Oldest tradeline 5/1994, Middle credit scores 740 / 737. Minimum credit score required 720.; Low DTI - 32.16% DTI is below the program maximum of 40%.	2/15/17 - Building Final confirmed on city inspection ticket. PROP 0012 Exception Cleared.	Approved	A	A	A	A	A
300306404	280842	02/08/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	B1 paystubs do not list YTD earnings.	02/13/2017	Verified credit history - Oldest tradeline 5/1994, Middle credit scores 740 / 737. Minimum credit score required 720.; Low DTI - 32.16% DTI is below the program maximum of 40%.	2/10/2017 - Exception is cleared with the attached updated paystubs reflecting YTD income. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300306404	280844	02/08/2017	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	02/10/2017	Verified credit history - Oldest tradeline 5/1994, Middle credit scores 740 / 737. Minimum credit score required 720.; Low DTI - 32.16% DTI is below the program maximum of 40%.	2/9/2017 - Exception is cleared with the attached closing instructions that evidence lenders intent to record. DEED 0049 Exception Cleared;	Approved	A	A	A	A	A
300306331	282323	02/14/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Deed of Trust.	02/17/2017
Verified credit history - Oldest tradeline 3/1993, Middle credit scores 790/808 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 62.32% CLTV is below the program maximum of 75%.; Low DTI - 19.41% DTI is below the program maximum of 40%.
											2/15/17 - Lack of APN is not required, it may be included per Title 38 Article 35 Section 122. Confirmed legal and address on DOT match to title and appraisal. COLL 0001 Exception Cleared	Approved	A	A	A	A	A
300306331	282413	02/14/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	02/17/2017
Verified credit history - Oldest tradeline 3/1993, Middle credit scores 790/808 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 62.32% CLTV is below the program maximum of 75%.; Low DTI - 19.41% DTI is below the program maximum of 40%.
											2/15/17 - Received 3rd Party Desk Review that reflects original appraisal value of $840,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;	Approved	A	A	A	A	A
300306331	282418	02/14/2017	Compliance	Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums	FLOOD 0006	1	Closed	Missing Flood Certificate. Unable to confirm flood zone designation.	02/23/2017
Verified credit history - Oldest tradeline 3/1993, Middle credit scores 790/808 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 62.32% CLTV is below the program maximum of 75%.; Low DTI - 19.41% DTI is below the program maximum of 40%.
											2/21/2017 - "flood cert attached". ** Exception is cleared with the attached Flood Certificate. FLOOD 0006 Exception Cleared;	Approved	A	A	A	A	A
300306331	282426	02/14/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation used to address the potential property ownership issue listed on the fraud report.	02/17/2017
Verified credit history - Oldest tradeline 3/1993, Middle credit scores 790/808 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 62.32% CLTV is below the program maximum of 75%.; Low DTI - 19.41% DTI is below the program maximum of 40%.
											2/15/17 - County print out confirms borrowers are not owner of record. FRAUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300306331	282429	02/14/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing evidence of insurance and property taxes for non-subject rental property.	02/17/2017
Verified credit history - Oldest tradeline 3/1993, Middle credit scores 790/808 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 62.32% CLTV is below the program maximum of 75%.; Low DTI - 19.41% DTI is below the program maximum of 40%.
											2/15/17 - Confirmed aggregate tax, ins and HOA used in qualifying. CRED 0096 Exception Cleared.	Approved	A	A	A	A	A
300306331	282439	02/14/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing letter of explanation to address 30+ day employment gap.	02/23/2017
Verified credit history - Oldest tradeline 3/1993, Middle credit scores 790/808 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 62.32% CLTV is below the program maximum of 75%.; Low DTI - 19.41% DTI is below the program maximum of 40%.
											2/15/17 - Letter explaining 30+ gap of employment provided. QMATR 0010 Exception Cleared.	Approved	A	A	A	A	A
300306331	282466	02/14/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing privacy disclosure	02/17/2017
Verified credit history - Oldest tradeline 3/1993, Middle credit scores 790/808 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 62.32% CLTV is below the program maximum of 75%.; Low DTI - 19.41% DTI is below the program maximum of 40%.
											2/15/17 - Received privacy disclosure. COMP 0006 Exception Cleared.	Approved	A	A	A	A	A
300300887	283060	02/16/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the security instrument	02/24/2017
Verified credit history - 800/797 qualifying credit scores. 720 minimum score required Credit file dates back to 7/1995. ; Verified reserves - 12 months of PITI reserves on subject required in the amount of $54,197.16. , 16 months of PITI reserves. ; Verified employment history - Borrower has xx yrs of verified employment. Coborrower has xx yrs of verified employment.

2/23/2017 - "proposed Security instrument correction attached". ** Exception is cleared with the attached lender letter of intent to re-record the attached corrected Mortgage. COLL 0001 Exception Cleared;
												Approved	A	A	A	A	A
300300887	283064	02/16/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	CD does not disclose seller paid real estate commission.
Verified credit history - 800/797 qualifying credit scores. 720 minimum score required Credit file dates back to 7/1995. ; Verified reserves - 12 months of PITI reserves on subject required in the amount of $54,197.16. , 16 months of PITI reserves. ; Verified employment history - Borrower has xx yrs of verified employment. Coborrower has xx yrs of verified employment.

2/23/2017 - "corrected CD attached". ** Exception is cured with the attached re-disclosure and accompanying letter of explanation with evidence of trackable delivery to borrower completed within 60 days of discovery under 130(B). TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300300887	283079	02/16/2017	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	02/23/2017
Verified credit history - 800/797 qualifying credit scores. 720 minimum score required Credit file dates back to 7/1995. ; Verified reserves - 12 months of PITI reserves on subject required in the amount of $54,197.16. , 16 months of PITI reserves. ; Verified employment history - Borrower has xx yrs of verified employment. Coborrower has xx yrs of verified employment.

2/21/2017 - "Lender does not have affiliations to disclose". ** Agree. Lender previously confirmed that there are no affiliated businesses to disclose, thus no ABD is required. COMP 0010 Exception Cleared;
												Approved	A	A	A	A	A
300300887	283090	02/16/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	02/24/2017
Verified credit history - 800/797 qualifying credit scores. 720 minimum score required Credit file dates back to 7/1995. ; Verified reserves - 12 months of PITI reserves on subject required in the amount of $54,197.16. , 16 months of PITI reserves. ; Verified employment history - Borrower has xx yrs of verified employment. Coborrower has xx yrs of verified employment.

2/22/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $690,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser.  APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300300887	283157	02/16/2017	Credit	Missing Second Lien Note	NOTE 0005	1	Closed	Missing copy of 2nd Lien Note	02/24/2017
Verified credit history - 800/797 qualifying credit scores. 720 minimum score required Credit file dates back to 7/1995. ; Verified reserves - 12 months of PITI reserves on subject required in the amount of $54,197.16. , 16 months of PITI reserves. ; Verified employment history - Borrower has xx yrs of verified employment. Coborrower has xx yrs of verified employment.
											2/21/2017 - "2nd lien note attached". ** Exception is cleared with the attached executed second lien Note. NOTE 0005 Exception Cleared;	Approved	A	A	A	A	A
300300887	283160	02/16/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	No Intent to Proceed provided in file.	02/24/2017
Verified credit history - 800/797 qualifying credit scores. 720 minimum score required Credit file dates back to 7/1995. ; Verified reserves - 12 months of PITI reserves on subject required in the amount of $54,197.16. , 16 months of PITI reserves. ; Verified employment history - Borrower has xx yrs of verified employment. Coborrower has xx yrs of verified employment.
											2/24/2017 - "intent to proceed attached". ** Exception is cleared with the attached documented intent to proceed date. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300306332	284090	02/22/2017	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	No initial 1003 provided. Unable to confirm application date. Review used application date on final 1003 of 12/11/2016.	02/27/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											2/24/2017 - Exception is cleared with the electronically signed initial 1003 / Application. APP 0003 Exception Cleared;	Approved	A	A	A	A	A
300306332	284093	02/22/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Deed of Trust (pg 32).	02/27/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											2/24/2017 - Deed of Trust legal description and property address matches to the appraisal report, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared;	Approved	A	A	A	A	A
300306332	284105	02/22/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,298,000 is supported. No post closing CDA provided.	02/27/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

2/24/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,298,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300306332	284335	02/22/2017	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	No NTB worksheet as required. Subject is Rate Term refinance. Unable to confirm benefit to the borrower.	03/08/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											3/7/2017 - Exception is cleared with the attached borrower and loan originator signed CO Tangible New Benefit Disclosure. NTB 0001 Exception Cleared;	Approved	A	A	A	A	A
300306332	284336	02/22/2017	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	02/27/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

2/24/2017 - "(lender) does not have any affiliations to disclose". ** Lender previously confirmed that there are no affiliated business relationships to disclose, thus not ABD is required. COMP 0010 Exception Cleared;
												Approved	A	A	A	A	A
300306332	284348	02/22/2017	Compliance	Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums	FLOOD 0006	1	Closed	Missing Flood Certificate. Unable to confirm if flood insurance is required.	02/27/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											2/24/2017 - Exception is cleared with the attached flood certificate confirming that the property is not located in a Special Flood Hazard Area;	Approved	A	A	A	A	A
300306332	284349	02/22/2017	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	Missing complete copy of initial LE	02/27/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											2/24/2017 - Exception is cleared with the attached copy of the initial LE. TRID 0148 Exception Cleared;	Approved	A	A	A	A	A
300306332	284350	02/22/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing valid Change of Circumstance for interim Loan Estimate.	03/02/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											2/24/2017 - Exception is cleared with the attached COC for interim LE siting borrower requested and interest rate dependent changes. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300306332	284351	02/22/2017	Compliance	Homeownership Counseling Disclosure does not contain minimum required 10 counselors	RESPA 0030	1	Closed	No copy of Homeownership Counseling Disclosure provided to confirm disclosure contained required minimum counselors.	02/27/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											2/24/2017 - Exception is cleared with the attached copy of the Homeownership Counseling Disclosure. RESPA 0030 Exception Cleared;	Approved	A	A	A	A	A
300306332	284352	02/22/2017	Compliance	Homeownership Counseling Disclosure was not provided within 3 business days of application	RESPA 0031	1	Closed	Homeownership Counseling Disclosure was not provided within 3 business days of application	02/27/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											2/24/2017 - Exception is cleared with the attached copy of the Homeownership Counseling Disclosure addressed to borrower and dated within 3 days of the application date. RESPA 0031 Exception Cleared;	Approved	A	A	A	A	A
300306332	284353	02/22/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing evidence that borrower was provided with Federal Privacy Notice.
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											3/2/17 - Override to EV2 level as print confirms disclosure was emailed to borrower. No evidence borrower downloaded or reviewed. COMP 0006 Overridden to EV2 level.	Approved	B	B	B	B	B
300306332	284355	02/22/2017	Credit	Missing Inter Vivos Revocable Trust Agreement	TRST 0001	1	Closed	Deed of Trust (pg 32) is signed by borrowers individually, and separately signed by coborrower as Trustee. No copy of Trust provided in file.	02/27/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											2/24/2017 - Exception is cleared with the attached copy of the executed declaration of trust. TRST 0001 Exception Cleared;	Approved	A	A	A	A	A
300306332	284356	02/22/2017	Compliance	Missing Title Holder Name from Title Evidence	TITL 0011	1	Closed	No evidence that coborrowers Trust has been added to vesting. Missing of Grant Deed confirming transfer of title occurred prior to loan consummation on 2/6/2017.	03/02/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											3/2/17 - "transfer attached". Received copy of Quit Claim Deed conveying to co-borrower as trustee executed prior to consummation date. TITL 0011 Exception Cleared.	Approved	A	A	A	A	A
300306332	284357	02/22/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing settlement statement to evidence the sale for 2015 Sch E (pg 377) rental property.	02/27/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											2/24/2017 - Exception is cleared with the attached signed settlement statement to evidence the sale of the Schedule E rental property. HUD 0011 Exception Cleared;	Approved	A	A	A	A	A
300306332	284358	02/22/2017	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing final 1008 approval matching terms of Note.	02/27/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											2/24/2017 - Exception is cleared with the attached updated 1008. APRV 0010 Exception Cleared;	Approved	A	A	A	A	A
300306332	284360	02/22/2017	Compliance	List of Settlement Service Providers Sent Date > 3 Business Days from Application Date	TRID 0049	1	Closed	Settlement Provider List (pg 135) was dated 1/31/2017 which is not within 3 business days of application date.	03/02/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											2/24/2017 - Exception is cleared with the attached service provider list addressed to borrower within 3 days of the application date. TRID 0049 Exception Cleared;	Approved	A	A	A	A	A
300306332	284361	02/22/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing initial CD or evidence that the CD was delivered to borrower prior to closing.	03/02/2017
Verified reserves - Post closing reserves of $127,337.70, 21 months of verified PITI reserves. 12 months of reserves required. ; Verified credit history - 758/810 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
											3/2/17 - Received copy of initial CD with evidence of download and review on same date as CD issue date. TRID 0008 Exception Cleared.	Approved	A	A	A	A	A
300319460	285217	02/26/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing loan approval date.	03/03/2017
Verified credit history - 773/782 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 6/1999.; Verified reserves - Post closing reserves of $424,202.24, 93 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves for 6 months on primary residence.; Low DTI - 24.77% DTI on fully documented file. 43% maximum DTI allowed.
											3/2/2017 - Exception is cleared with the attached screen print from the lender LOS. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300319460	285218	02/26/2017	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 (pg 58) does not list borrowers time on current job.	03/03/2017
Verified credit history - 773/782 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 6/1999.; Verified reserves - Post closing reserves of $424,202.24, 93 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves for 6 months on primary residence.; Low DTI - 24.77% DTI on fully documented file. 43% maximum DTI allowed.
											3/2/2017 - Exception is cleared with the attached corrected 1003/Application. Correction was initialed by the borrower to evidence acknowledgement of the change. APP 0002 Exception Cleared;	Approved	A	A	A	A	A
300319460	285219	02/26/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Missing APN/Parcel ID # on Deed of Trust (pg 82) or included as part of legal description (pg 92).	03/01/2017
Verified credit history - 773/782 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 6/1999.; Verified reserves - Post closing reserves of $424,202.24, 93 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves for 6 months on primary residence.; Low DTI - 24.77% DTI on fully documented file. 43% maximum DTI allowed.

2/27/2017 - "Title 38 Article 35 Section 122..."** Security instrument should list the APN. Property address and legal description listed on the security instrument matches to the appraisal report/title commitment, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared;
												Approved	A	A	A	A	A
300319460	285236	02/26/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $990,000 is supported. No post closing CDA provided.	03/01/2017
Verified credit history - 773/782 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 6/1999.; Verified reserves - Post closing reserves of $424,202.24, 93 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves for 6 months on primary residence.; Low DTI - 24.77% DTI on fully documented file. 43% maximum DTI allowed.

2/27/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $990,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300319460	285238	02/26/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection issued by title insurer.	03/03/2017
Verified credit history - 773/782 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 6/1999.; Verified reserves - Post closing reserves of $424,202.24, 93 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves for 6 months on primary residence.; Low DTI - 24.77% DTI on fully documented file. 43% maximum DTI allowed.
											2/27/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300319460	285293	02/27/2017	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed	The Disclosed Projected Payments Table contains a value of (4281.87), while the Calculated Projected Payments Table has a value of (4355.66).	03/03/2017
Verified credit history - 773/782 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 6/1999.; Verified reserves - Post closing reserves of $424,202.24, 93 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves for 6 months on primary residence.; Low DTI - 24.77% DTI on fully documented file. 43% maximum DTI allowed.

3/2/2017 - Exception is cleared. County assessment (pg 49) includes assessment for siblings lot. Tax and Insurance Information Sheet (pg 45) confirms that the correct property tax payment was disclosed to borrower. TRID 0092 Exception Cleared;
												Approved	A	A	A	A	A
300319460	285294	02/27/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing evidence that borrower was provided with initial CD (pg 7) 3 days prior to consummation date.	03/03/2017
Verified credit history - 773/782 qualifying credit scores. 720 minimum scores required. No derogatory credit. Credit file dates back to 6/1999.; Verified reserves - Post closing reserves of $424,202.24, 93 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves for 6 months on primary residence.; Low DTI - 24.77% DTI on fully documented file. 43% maximum DTI allowed.
											2/27/2017 - Exception is cleared with the attached borrower esgined initial CD. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300314997	285422	02/27/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Deed of Trust.	03/07/2017
Verified employment history - WVOE dated 1/20/2017 (pg 495) confirms B1s employment with present employer from xxxx to Present.; Verified reserves - Post closing reserves $926,699.29 or 101 months PITIA. 18 months reserves required with additional 6 months for financed non-subject property required.

3/3/2017 - Security Instrument should list the APN for subject property. Property address and legal description listed on the Deed of Trust matches to the Appraisal Report/Title Commitment, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared;
												Approved	A	A	A	A	A
300314997	285477	02/27/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	03/01/2017
Verified employment history - WVOE dated 1/20/2017 (pg 495) confirms B1s employment with present employer from xxxx to Present.; Verified reserves - Post closing reserves $926,699.29 or 101 months PITIA. 18 months reserves required with additional 6 months for financed non-subject property required.
											3/1/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $889,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300314997	285590	02/28/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing Seller CD	03/07/2017
Verified employment history - WVOE dated 1/20/2017 (pg 495) confirms B1s employment with present employer from xxxx to Present.; Verified reserves - Post closing reserves $926,699.29 or 101 months PITIA. 18 months reserves required with additional 6 months for financed non-subject property required.
											3/3/2017 - Exception is cleared with the attached copy of the sellers CD. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300314997	285597	02/28/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter	03/07/2017
Verified employment history - WVOE dated 1/20/2017 (pg 495) confirms B1s employment with present employer from xxxx to Present.; Verified reserves - Post closing reserves $926,699.29 or 101 months PITIA. 18 months reserves required with additional 6 months for financed non-subject property required.
											3/3/2017 - Exception is cleared with the attached copy of the Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300314997	285598	02/28/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing evidence of tax and insurance for primary residence	03/07/2017
Verified employment history - WVOE dated 1/20/2017 (pg 495) confirms B1s employment with present employer from xxxx to Present.; Verified reserves - Post closing reserves $926,699.29 or 101 months PITIA. 18 months reserves required with additional 6 months for financed non-subject property required.
											3/3/2017 - Exception is cleared with the attached evidence of tax and insurance for primary residence. CRED 0096 Exception Cleared;	Approved	A	A	A	A	A
300314997	285599	02/28/2017	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing verification of Schedule C self-employment	03/15/2017
Verified employment history - WVOE dated 1/20/2017 (pg 495) confirms B1s employment with present employer from xxxx to Present.; Verified reserves - Post closing reserves $926,699.29 or 101 months PITIA. 18 months reserves required with additional 6 months for financed non-subject property required.

3/14/2017 - "SOS verification for (self-employment business)". ** Exception cleared with the attached pre-consummation dated secretary of state search for borrowers self-employment business. CRED 0006 Exception Cleared;
												Approved	A	A	A	A	A
300314997	285601	02/28/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	1) Missing borrower signed 2014/2015 1040s. 2) Missing 2015 K1	03/07/2017
Verified employment history - WVOE dated 1/20/2017 (pg 495) confirms B1s employment with present employer from xxxx to Present.; Verified reserves - Post closing reserves $926,699.29 or 101 months PITIA. 18 months reserves required with additional 6 months for financed non-subject property required.

3/3/2017 - Exception is cleared with the attached borrower signed pg 2 of the 2014/2015 1040s and 2015 K1. Complete unsigned copies of 2014/2015 1040s were provided in the original loan file. CRED 0087 Exception Cleared;
												Approved	A	A	A	A	A
300314997	285612	02/28/2017	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing letter of explanation for all credit inquiries performed in the past 120 days	03/15/2017
Verified employment history - WVOE dated 1/20/2017 (pg 495) confirms B1s employment with present employer from xxxx to Present.; Verified reserves - Post closing reserves $926,699.29 or 101 months PITIA. 18 months reserves required with additional 6 months for financed non-subject property required.

3/15/2017 - "Missing page of credit inquiry is attached". ** Exception is cleared with the attached borrower signed letter of explanation. Also refer to letter presented 3/3. CRED 0104 Exception Cleared;
												Approved	A	A	A	A	A
300314997	285614	02/28/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Loan file only contains one CD signed at closing. Missing evidence that the CD was received prior to closing.	03/07/2017
Verified employment history - WVOE dated 1/20/2017 (pg 495) confirms B1s employment with present employer from xxxx to Present.; Verified reserves - Post closing reserves $926,699.29 or 101 months PITIA. 18 months reserves required with additional 6 months for financed non-subject property required.
											3/3/2017 - Exception is cleared with the attached copy of the esigned initial CD. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300314997	285618	02/28/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing lender privacy disclosure	03/07/2017
Verified employment history - WVOE dated 1/20/2017 (pg 495) confirms B1s employment with present employer from xxxx to Present.; Verified reserves - Post closing reserves $926,699.29 or 101 months PITIA. 18 months reserves required with additional 6 months for financed non-subject property required.

3/3/2017 - Exception is cleared with the attached screen print from the lenders LOS that evidences that the privacy disclosure was sent to borrower electronically on 1/26/2017. COMP 0006 Exception Cleared;
												Approved	A	A	A	A	A
300334786	288824	03/10/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Change of circumstance date 1/13/2017 (pg 457). Missing reason for LE redisclosure (1/17/2017)	03/15/2017
Verified employment history - WVOE (pg 307) confirms B1s employment with present employer from xxxx OR xx years.; Verified reserves - Post closing reserves $105,345.98 OR 29 months PITI. 12 months PITI required.
											3/14/2017 - There are no material changes from the initial to interim disclosure, thus no COC is required. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300334786	288830	03/10/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing documented loan approval date. 1008 is not dated.	03/15/2017
Verified employment history - WVOE (pg 307) confirms B1s employment with present employer from xxxx OR xx years.; Verified reserves - Post closing reserves $105,345.98 OR 29 months PITI. 12 months PITI required.
											3/14/2017 - "UW approval date as documented in LOS". ** Exception is cleared. Attached LOS printout documents the disposition/approval date. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300334786	288861	03/10/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Seller CD is marked "Draft" (pg 21)	03/20/2017
Verified employment history - WVOE (pg 307) confirms B1s employment with present employer from xxxx OR xx years.; Verified reserves - Post closing reserves $105,345.98 OR 29 months PITI. 12 months PITI required.
											3/16/2017 - Exception is cleared with the attached copy of the seller CD that is signed and stamped certified by the settlement agent. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300334786	288876	03/10/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $715,000 is supported. No post closing CDA provided.	03/20/2017
Verified employment history - WVOE (pg 307) confirms B1s employment with present employer from xxxx OR xx years.; Verified reserves - Post closing reserves $105,345.98 OR 29 months PITI. 12 months PITI required.

3/20/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $715,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300320270	288662	03/09/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Deed of Trust	03/13/2017
Verified reserves - Post closing reserves of $338,619.81, 32 months of PITI reserves. 9 months of reserves required. ; Verified credit history - 799/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/2000. ; Low DTI - 27.21% DTI on fully documented file. 43% maximum DTI allowed.

3/10/2017 - Security instrument should list the APN for subject property. Property address and legal description matches to the Title Commitment / Appraisal Report, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared;
												Approved	A	A	A	A	A
300320270	288682	03/09/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,400,000 is supported. No post closing CDA provided.	03/22/2017
Verified reserves - Post closing reserves of $338,619.81, 32 months of PITI reserves. 9 months of reserves required. ; Verified credit history - 799/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/2000. ; Low DTI - 27.21% DTI on fully documented file. 43% maximum DTI allowed.

3/20/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,400,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300320270	288748	03/10/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing evidence that borrower received Closing Disclosure dated 2/24/2017 (pg 8), 3 days prior to consummation date of 2/27/2017.	03/13/2017
Verified reserves - Post closing reserves of $338,619.81, 32 months of PITI reserves. 9 months of reserves required. ; Verified credit history - 799/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/2000. ; Low DTI - 27.21% DTI on fully documented file. 43% maximum DTI allowed.

3/10/2017 - Exception is cleared with the attached initial CD and disclosure tracking to evidence that  the initial disclosure was received by the borrower on the same date as issuance. TRID 0008 Exception Cleared;
												Approved	A	A	A	A	A
300324889	291171	03/21/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed
Documentation provided to evidence no ownership of prior multi family residence does not satisfactorily address the potential ownership variance. Provide property report or similar documentation that confirms no ownership.
									03/24/2017
Verified credit history - Oldest tradeline 7/1993, Middle credit score 793 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $504,814.31 or 83 months PITI. 12 months reserves required.

3/24/2017 - "ownership variance support". ** Exception is cleared with the attached documentation that evidences no ownership of the property listed in the potential ownership variance. FRAUD 0001 Exception Cleared;
												Approved	A	A	A	A	A
300324889	291205	03/21/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,195,000 is supported. No post closing CDA provided.	03/22/2017
Verified credit history - Oldest tradeline 7/1993, Middle credit score 793 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $504,814.31 or 83 months PITI. 12 months reserves required.

3/22/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,195,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300324889	291210	03/21/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter	03/23/2017
Verified credit history - Oldest tradeline 7/1993, Middle credit score 793 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $504,814.31 or 83 months PITI. 12 months reserves required.
											3/22/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300324889	291214	03/21/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Hazard Insurance Declaration (pg 889) does not list coverage for personal contents for the owner occupied subject property.	03/24/2017
Verified credit history - Oldest tradeline 7/1993, Middle credit score 793 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $504,814.31 or 83 months PITI. 12 months reserves required.
											3/24/2017 - Exception is cleared with the attached Evidence of Property Insurance that lists personal property coverage for the owner occupied subject property. HAZ 0004 Exception Remains;	Approved	A	A	A	A	A
300324889	291240	03/21/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing signed 4506T forms for the borrowers 1120S self-employed business (pg 524,605)	03/24/2017
Verified credit history - Oldest tradeline 7/1993, Middle credit score 793 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $504,814.31 or 83 months PITI. 12 months reserves required.
											3/24/2017 - Exception is cleared with the attached 4506T form for the 1120S business that was signed at application. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300333019	293771	04/04/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing loan approval date	04/06/2017
Verified credit history - 785/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1992.; Low DTI - Review DTI of 23.91% on fully documented file. 43% maximum DTI allowed.
											4/5/2017 - Exception is cleared with the attached print out from the lenders LOS to document the loan approval date. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300333019	293779	04/04/2017	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing Net Tangible Benefit disclosure. No evidence of benefit to borrower documented in the file. Missing prior loan information. Unable to confirm borrower benefit.	04/06/2017
Verified credit history - 785/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1992.; Low DTI - Review DTI of 23.91% on fully documented file. 43% maximum DTI allowed.
											4/6/2017 - Exception is cleared with the attached borrower signed CO TNB Disclosure. NTB 0001 Exception Cleared;	Approved	A	A	A	A	A
300333019	293790	04/04/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $641,500 is supported. No post closing CDA provided.	04/13/2017
Verified credit history - 785/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1992.; Low DTI - Review DTI of 23.91% on fully documented file. 43% maximum DTI allowed.

4/11/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $641,500 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300333019	293798	04/04/2017	Compliance	Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums	FLOOD 0006	1	Closed	No Flood Certification provided in file. Unable to confirm Flood Zone/Insurance status.	04/07/2017
Verified credit history - 785/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1992.; Low DTI - Review DTI of 23.91% on fully documented file. 43% maximum DTI allowed.
											4/7/2017 - Exception is cleared with the attached flood cert. Subject is not located in a Special Flood Hazard Area. FLOOD 0006 Exception Cleared;	Approved	A	A	A	A	A
300333019	293872	04/04/2017	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive Fraud report with all alerts satisfactorily addressed.	04/06/2017
Verified credit history - 785/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 1/1992.; Low DTI - Review DTI of 23.91% on fully documented file. 43% maximum DTI allowed.
											4/5/2017 - Exception is cleared with the attached fraud report with low risk scores of 999/1000 and lists no variances to address. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300349973	294684	04/07/2017	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Land to value ratio is 42.37%. Appraiser did not state that excessive site value ratio is typical for the market.	04/18/2017
Verified credit history - 804 qualifying credit score. 720 minimum score required. 78 months of mortgage history paid 0x30. No derogatory credit. Credit file dates back to 11/1993.; Verified reserves - Post closing reserves of $214,555.12, 26.25 months of PITI reserves. 24 months of PITI reserves required (due to DTI >40%).

4/17/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,180,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared.
												Approved	A	A	A	A	A
300349973	294685	04/07/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,180,000 is supported. No post closing CDA provided.	04/18/2017
Verified credit history - 804 qualifying credit score. 720 minimum score required. 78 months of mortgage history paid 0x30. No derogatory credit. Credit file dates back to 11/1993.; Verified reserves - Post closing reserves of $214,555.12, 26.25 months of PITI reserves. 24 months of PITI reserves required (due to DTI >40%).

4/17/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,180,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300349973	294719	04/08/2017	Credit	Missing Subordinate Lien Holder Name	CRED 0053	1	Closed	Missing copy of 2nd lien Note.	04/11/2017
Verified credit history - 804 qualifying credit score. 720 minimum score required. 78 months of mortgage history paid 0x30. No derogatory credit. Credit file dates back to 11/1993.; Verified reserves - Post closing reserves of $214,555.12, 26.25 months of PITI reserves. 24 months of PITI reserves required (due to DTI >40%).
											4/10/2017 - Exception is cleared with the attached copy of the executed Note for the second lien. CRED 0053 Exception Cleared;	Approved	A	A	A	A	A
300346239	295028	04/10/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing corresponding Change of Circumstance for interim LE	04/14/2017
Verified employment history - VVOE dated 3/24/2017 (pg 432) confirms B1s employment with present employer from xxxx.; Verified credit history - B1: Oldest tradeline 8/1995, Middle credit score 797 with no history of delinquency reported (pg 347).

B2: Oldest tradeline 1/1994, Middle credit score 806 with no history of delinquency reported (pg 382).

 Minimum credit score required 720.
											4/11/2017 - Exception is cleared with the attached LOS screen print that documents the Change of Circumstance reason, extraordinary event. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300346239	295053	04/10/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $575,000 is supported. No post closing CDA provided.	04/18/2017
Verified employment history - VVOE dated 3/24/2017 (pg 432) confirms B1s employment with present employer from xxxx.; Verified credit history - B1: Oldest tradeline 8/1995, Middle credit score 797 with no history of delinquency reported (pg 347).

B2: Oldest tradeline 1/1994, Middle credit score 806 with no history of delinquency reported (pg 382).

 Minimum credit score required 720.

4/17/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $575,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300346239	295074	04/10/2017	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of insurance for subject property.	04/11/2017
Verified employment history - VVOE dated 3/24/2017 (pg 432) confirms B1s employment with present employer from xxxx.; Verified credit history - B1: Oldest tradeline 8/1995, Middle credit score 797 with no history of delinquency reported (pg 347).

B2: Oldest tradeline 1/1994, Middle credit score 806 with no history of delinquency reported (pg 382).

 Minimum credit score required 720.
											4/11/2017 - Exception is cleared with the attached copy of the Policy Binder of Insurance. HAZ 0005 Exception Cleared;	Approved	A	A	A	A	A
300346239	295083	04/10/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed
Missing documentation to support the additional monthly Insurance, Maintenance, Taxes of $27.08 for B1 departing residence and $29 for B2s departing residence that are listed on the Final 1003/Application.
									04/18/2017
Verified employment history - VVOE dated 3/24/2017 (pg 432) confirms B1s employment with present employer from xxxx.; Verified credit history - B1: Oldest tradeline 8/1995, Middle credit score 797 with no history of delinquency reported (pg 347).

B2: Oldest tradeline 1/1994, Middle credit score 806 with no history of delinquency reported (pg 382).

 Minimum credit score required 720.

4/17/2017 - "documentation to support HOA dues for each departing residence". Exception is cleared with the attached pre-consummation dated property listings that document the monthly HOA payments. CRED 0103 Exception Cleared;
												Approved	A	A	A	A	A
300346239	295087	04/10/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence of delivery to borrower of the lenders privacy disclosure.	04/18/2017
Verified employment history - VVOE dated 3/24/2017 (pg 432) confirms B1s employment with present employer from xxxx.; Verified credit history - B1: Oldest tradeline 8/1995, Middle credit score 797 with no history of delinquency reported (pg 347).

B2: Oldest tradeline 1/1994, Middle credit score 806 with no history of delinquency reported (pg 382).

 Minimum credit score required 720.
											4/11/2017 - Exception is cleared with the attached cover letter that is addressed to borrower with accompanying privacy disclosure, and Mortgage Loam Commitment Letter. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300346239	295094	04/10/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing VOE for prior employer	04/11/2017
Verified employment history - VVOE dated 3/24/2017 (pg 432) confirms B1s employment with present employer from xxxx.; Verified credit history - B1: Oldest tradeline 8/1995, Middle credit score 797 with no history of delinquency reported (pg 347).

B2: Oldest tradeline 1/1994, Middle credit score 806 with no history of delinquency reported (pg 382).

 Minimum credit score required 720.
											4/11/2017 - Exception is cleared with the attached pre-consummation dated VOE for prior employer. CRED 0007 Exception Cleared;	Approved	A	A	A	A	A
300346239	295104	04/10/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing evidence of receipt to borrower of HELOC loan proceeds. Loan proceeds were required to satisfy cash to close requirements (pf 406, 367).	04/19/2017
Verified employment history - VVOE dated 3/24/2017 (pg 432) confirms B1s employment with present employer from xxxx.; Verified credit history - B1: Oldest tradeline 8/1995, Middle credit score 797 with no history of delinquency reported (pg 347).

B2: Oldest tradeline 1/1994, Middle credit score 806 with no history of delinquency reported (pg 382).

 Minimum credit score required 720.
											4/19/2017 - Exception is cleared with the attached transaction history printout that evidences receipt of loan proceeds to borrower. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300346239	295107	04/10/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Only one closing disclosure provided in file. Final CD was received at closing. Missing evidence that the CD was received prior to closing.	04/14/2017
Verified employment history - VVOE dated 3/24/2017 (pg 432) confirms B1s employment with present employer from xxxx.; Verified credit history - B1: Oldest tradeline 8/1995, Middle credit score 797 with no history of delinquency reported (pg 347).

B2: Oldest tradeline 1/1994, Middle credit score 806 with no history of delinquency reported (pg 382).

 Minimum credit score required 720.
											4/12/2017 - Exception is cleared with the attached copy of the initial CD. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300346239	295108	04/10/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	Missing Intent to Proceed.	04/14/2017
Verified employment history - VVOE dated 3/24/2017 (pg 432) confirms B1s employment with present employer from xxxx.; Verified credit history - B1: Oldest tradeline 8/1995, Middle credit score 797 with no history of delinquency reported (pg 347).

B2: Oldest tradeline 1/1994, Middle credit score 806 with no history of delinquency reported (pg 382).

 Minimum credit score required 720.
											4/12/2017 - Exception is cleared with the attached screen print from the lenders LOS documenting the borrowers intent to proceed date. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300346239	295109	04/10/2017	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed	The disclosed finance charge ($342,362.70) is ($455.00) below the actual finance charge($342,817.70).	04/14/2017
Verified employment history - VVOE dated 3/24/2017 (pg 432) confirms B1s employment with present employer from xxxx.; Verified credit history - B1: Oldest tradeline 8/1995, Middle credit score 797 with no history of delinquency reported (pg 347).

B2: Oldest tradeline 1/1994, Middle credit score 806 with no history of delinquency reported (pg 382).

 Minimum credit score required 720.

4/13/2017 - Exception is cleared with the attached documentation. 3rd Party paid the Section H HOA Transfer / HOI Initiation fees manages the HOA. Borrower chosen Section H fees can be excluded. TRID 0088 Exception Cleared;
												Approved	A	A	A	A	A
300346239	296111	04/13/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed	Missing evidence of receipt of the Initial CD. Waiting period not satisfied with the mailbox rule applied.	04/14/2017
Verified employment history - VVOE dated 3/24/2017 (pg 432) confirms B1s employment with present employer from xxxx.; Verified credit history - B1: Oldest tradeline 8/1995, Middle credit score 797 with no history of delinquency reported (pg 347).

B2: Oldest tradeline 1/1994, Middle credit score 806 with no history of delinquency reported (pg 382).

 Minimum credit score required 720.
											4/13/2017 - Exception is cleared with the attached esigned copy of the initial LE that evidences delivery to borrower on the date of issuance. TRID 0009 Exception Cleared;	Approved	A	A	A	A	A
300348574	295647	04/12/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing comprehensive fraud report with all alerts satisfactorily addressed by lender.	04/18/2017
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 802 / 809 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - 30.16% DTI is below the program maximum of 40%.
											4/18/2017 - Comprehensive fraud report was previously provided via stip presentment on 4/14. FRAUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300348574	295648	04/12/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $650,000 is supported. No post closing CDA provided.	04/18/2017
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 802 / 809 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - 30.16% DTI is below the program maximum of 40%.

4/17/2017 - Received 3rd Party Desk Review reflects a value of $590,000 resulting in a negative -9.23% variance to the original appraisal value of $650,000 which is within acceptable tolerance of 10%. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300348574	295671	04/12/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	1) Missing 2014 W2 2) 1040, 1120S,and 1065 tax returns were not signed by the borrower (pg 378,341,358,310,407,364,316). 3) Missing 4506T forms for 1120S and 1065 self-employment businesses.	04/18/2017
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 802 / 809 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - 30.16% DTI is below the program maximum of 40%.

4/18/2017 - Exception is cleared with the attached article that confirms prior employer merger to satisfactorily document the W2 employer name variance (pg 442, 487). Included are the borrower signed 2014/2015 1040, 1120S, and 1065s signature pages. CRED 0087 Exception Cleared;
												Approved	A	A	A	A	A
300348574	295681	04/12/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing trust agreement or certification of trust. Assets are held in the name of a trust.	04/17/2017
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 802 / 809 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - 30.16% DTI is below the program maximum of 40%.
											4/14/2017 - Exception is cleared with the attached copy of the executed trust agreement. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300348574	295682	04/12/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence of delivery of the lenders privacy disclosure to borrowers.	04/17/2017
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 802 / 809 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - 30.16% DTI is below the program maximum of 40%.
											4/14/2017 - Exception is cleared with the attached cover letter addressed to borrower with accompanying privacy disclosure and commitment letter. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300348574	295683	04/12/2017	Compliance	Missing Evidence of Initial Disclosure(s)	TRID 0187	1	Closed	Missing Initial CD.	04/18/2017
Verified credit history - Oldest tradeline 6/1997, Middle credit scores 802 / 809 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - 30.16% DTI is below the program maximum of 40%.

4/18/2017 - Exception is cleared with the attached screen prints from the lenders LOS to evidence esign was completed by B1 on the initial CD issuance date. Initial CD was previously provided via stip presentment on 4/14. TRID 0187 Exception Cleared;
												Approved	A	A	A	A	A
300348070	297583	04/19/2017	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	Missing Final 1008.	04/25/2017	Verified credit history - Oldest tradeline 5/2001, Middle credit scores 780 / 760 with no delinquency reported in the past 24 months. Minimum credit score required 720.	4/21/2017 - Exception is cleared with the attached 1008 and accompanying screen print from the lender LOS to document the loan approval date. APRV 0001 Exception Cleared;	Approved	A	A	A	A	A
300348070	297729	04/20/2017	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing Net Tangible Benefit Worksheet. No payoff or mortgage statement provided to confirm benefit to borrower.	04/25/2017	Verified credit history - Oldest tradeline 5/2001, Middle credit scores 780 / 760 with no delinquency reported in the past 24 months. Minimum credit score required 720.	4/21/2017 - Exception is cleared with the attached Tangible New Benefit to Borrower Worksheet. NTB 0001 Exception Cleared;	Approved	A	A	A	A	A
300348070	297736	04/20/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $715,000 is supported. No post closing CDA provided.	04/25/2017	Verified credit history - Oldest tradeline 5/2001, Middle credit scores 780 / 760 with no delinquency reported in the past 24 months. Minimum credit score required 720.
4/21/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $715,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300348070	297737	04/20/2017	Credit	Missing Second Lien Note	NOTE 0005	1	Closed	Missing second lien Note / DOT	04/21/2017	Verified credit history - Oldest tradeline 5/2001, Middle credit scores 780 / 760 with no delinquency reported in the past 24 months. Minimum credit score required 720.	4/21/2017 - Exception is cleared with the attached executed Note / DOT for simultaneous second lien. NOTE 0005 Exception Cleared;	Approved	A	A	A	A	A
300348070	297738	04/20/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing privacy disclosure.	04/21/2017	Verified credit history - Oldest tradeline 5/2001, Middle credit scores 780 / 760 with no delinquency reported in the past 24 months. Minimum credit score required 720.	4/21/2017 - Exception is cleared with the attached cover letter addressed to borrower with accompanying privacy disclosure and commitment letter. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300348070	297746	04/20/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing signed final settlement statement / CD to evidence the sale of prior residence	04/27/2017	Verified credit history - Oldest tradeline 5/2001, Middle credit scores 780 / 760 with no delinquency reported in the past 24 months. Minimum credit score required 720.	4/26/2017 - Exception is cleared with the attached seller signed Closing Statement for property located in wet funding state. HUD 0011 Exception Cleared;	Approved	A	A	A	A	A
300348070	297749	04/20/2017	Compliance	Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums	FLOOD 0006	1	Closed	Missing Flood Cert.	04/21/2017	Verified credit history - Oldest tradeline 5/2001, Middle credit scores 780 / 760 with no delinquency reported in the past 24 months. Minimum credit score required 720.	4/21/2017 - Exception is cleared with the attached flood cert. Subject is not located in a Special Flood Hazard Area. FLOOD 0006 Exception Cleared;	Approved	A	A	A	A	A
300348070	297770	04/20/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing 2014 W2	04/21/2017	Verified credit history - Oldest tradeline 5/2001, Middle credit scores 780 / 760 with no delinquency reported in the past 24 months. Minimum credit score required 720.	4/21/2017 - Exception is cleared with the attached 2014 W2. CRED 0087 Exception Cleared.	Approved	A	A	A	A	A
300377268	300203	05/04/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing loan approval date	05/09/2017
Verified reserves - Post closing verified reserves of $268,141.46, 40.68 months of PITI reserves. 9 months of reserves required.; Verified credit history - 814/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified employment history - VVOE (pg 398) confirmed xx yrs of borrowers employment with current employer.
											5/8/2017 - Exception is cleared with the attached screen print from the lenders LOS that documents the loan approval date. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300377268	300209	05/04/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final Borrower CD (pg 474) does not reflect any commission paid to the listing or selling agents. Seller CD (pg 504) reflects commissions were paid.
Verified reserves - Post closing verified reserves of $268,141.46, 40.68 months of PITI reserves. 9 months of reserves required.; Verified credit history - 814/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified employment history - VVOE (pg 398) confirmed xx yrs of borrowers employment with current employer.

5/11/2017 - Exception is overridden to EV2 with the attached emailed letter of explanation sent to borrower. Corrective re-disclosure was received via stip presentment on 5/9. No evidence of receipt provided, thus US Mailbox Rule applied. TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300377268	300226	05/04/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,260,000 is supported. No post closing CDA provided.	05/09/2017
Verified reserves - Post closing verified reserves of $268,141.46, 40.68 months of PITI reserves. 9 months of reserves required.; Verified credit history - 814/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified employment history - VVOE (pg 398) confirmed xx yrs of borrowers employment with current employer.

5/8/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,260,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300377268	300229	05/04/2017	Compliance	Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums	FLOOD 0006	1	Closed	Missing Flood Certification.	05/10/2017
Verified reserves - Post closing verified reserves of $268,141.46, 40.68 months of PITI reserves. 9 months of reserves required.; Verified credit history - 814/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified employment history - VVOE (pg 398) confirmed xx yrs of borrowers employment with current employer.
											5/9/2017 - Exception is cleared with the attached Flood Cert for subject property. FLOOD 0006 Exception Cleared;	Approved	A	A	A	A	A
300377268	300236	05/05/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing proof of real estate taxes on current primary residence.	05/09/2017
Verified reserves - Post closing verified reserves of $268,141.46, 40.68 months of PITI reserves. 9 months of reserves required.; Verified credit history - 814/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified employment history - VVOE (pg 398) confirmed xx yrs of borrowers employment with current employer.
											5/8/2017 - Exception is cleared with the attached 2016 Tax Statement for primary residence. CRED 0096 Exception Cleared;	Approved	A	A	A	A	A
300377268	300240	05/05/2017	Credit	Missing Tax Transcript(s)	CRED 0091	2	Acknowledged	Missing 2 years of personal tax transcripts as required per lender guidelines (pg 27 of 82).
Verified reserves - Post closing verified reserves of $268,141.46, 40.68 months of PITI reserves. 9 months of reserves required.; Verified credit history - 814/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified employment history - VVOE (pg 398) confirmed xx yrs of borrowers employment with current employer.
											5/9/2017 - 2014/2015 signed 1040s and the attached IRS Rejection Notice for B2. CRED 0091 Exception Overridden to EV2;	Approved	B	B	B	B	B
300377268	300249	05/05/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	Missing intent to proceed date	05/09/2017
Verified reserves - Post closing verified reserves of $268,141.46, 40.68 months of PITI reserves. 9 months of reserves required.; Verified credit history - 814/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified employment history - VVOE (pg 398) confirmed xx yrs of borrowers employment with current employer.
											5/8/2017 - Exception is cleared with attached screen print from the lender LOS that documents the intent to proceed date. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300377268	300986	05/09/2017	Compliance	Intent To Proceed Date < Loan Estimate Received Date	TRID 0046	2	Acknowledged	Intent to Proceed date (TRID 0047 Stip 5/8) is prior to the LE receipt date (pg 39).
Verified reserves - Post closing verified reserves of $268,141.46, 40.68 months of PITI reserves. 9 months of reserves required.; Verified credit history - 814/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified employment history - VVOE (pg 398) confirmed xx yrs of borrowers employment with current employer.

5/10/2017 -  Confirmed that the Appraisal Fee that was paid outside of closing was charged after the intent to proceed date and on the documented LE delivery date (pg 79). TRID 0046 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300425631	301596	05/11/2017	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing complete copy of the Purchase Contract. Loan file only contains the Agreement to Amend Contract (pg 417)	05/15/2017
Low DTI - 38.02% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 4/2011, Middle credit scores 762/761 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $227,763.88 or 44 months PITIA. 12 months reserves required.
											5/15/2017 - Exception is cleared with the attached executed purchase contact. HUD 0014 Exception Cleared;	Approved	A	A	A	A	A
300425631	301599	05/11/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,110,000 is supported. No post closing CDA provided.	05/19/2017
Low DTI - 38.02% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 4/2011, Middle credit scores 762/761 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $227,763.88 or 44 months PITIA. 12 months reserves required.

5/18/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,110,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300425631	301617	05/11/2017	Compliance	Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums	FLOOD 0006	1	Closed	Missing Flood Cert	05/15/2017
Low DTI - 38.02% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 4/2011, Middle credit scores 762/761 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $227,763.88 or 44 months PITIA. 12 months reserves required.
											5/11/2017 - Exception is cleared with the attached flood cert for subject property. FLOOD 0006 Exception Cleared;	Approved	A	A	A	A	A
300425631	301659	05/11/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence of delivery of the lender Privacy Disclosure to borrowers	05/15/2017
Low DTI - 38.02% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 4/2011, Middle credit scores 762/761 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $227,763.88 or 44 months PITIA. 12 months reserves required.
											5/11/2017 - Exception is cleared with the attached cover page addressed to borrower with accompanying privacy disclosure and commitment letter. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300425631	301660	05/11/2017	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed	Missing income calculation worksheet.	05/15/2017
Low DTI - 38.02% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 4/2011, Middle credit scores 762/761 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $227,763.88 or 44 months PITIA. 12 months reserves required.
											5/11/2017 - Exception is cleared with the attached income calculation worksheets. CRED 0084 Exception Cleared;	Approved	A	A	A	A	A
300425631	301661	05/11/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing Verbal VOE for B1	05/15/2017
Low DTI - 38.02% DTI is below the program maximum of 40%.; Verified credit history - Oldest tradeline 4/2011, Middle credit scores 762/761 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $227,763.88 or 44 months PITIA. 12 months reserves required.
											5/11/2017 - Exception is cleared with the attached VVOE. CRED 0007 Exception Cleared;	Approved	A	A	A	A	A
300375861	302050	05/12/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing loan approval date	05/17/2017	Low DTI - 12.68% DTI on fully documented file. 43% maximum DTI allowed. ; Verified housing payment history - 434 months of current and prior housing history paid 0x30.	5/15/2017 - Exception is cleared with the attached screen print from the lenders LOS that documents the loan approval date. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300375861	302064	05/12/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,700,000 is supported. No post closing CDA provided.	05/17/2017	Low DTI - 12.68% DTI on fully documented file. 43% maximum DTI allowed. ; Verified housing payment history - 434 months of current and prior housing history paid 0x30.
5/16/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,700,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300375861	302085	05/13/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing signed Closing Statement or Closing Disclosure for departing residence.	05/17/2017	Low DTI - 12.68% DTI on fully documented file. 43% maximum DTI allowed. ; Verified housing payment history - 434 months of current and prior housing history paid 0x30.	5/15/2017 - Exception is cleared with the attached seller signed Alta Settlement Statement. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300436455	304606	05/24/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD (pg 679) does not disclose the seller paid real estate commissions.
Verified credit history - Oldest tradeline 2/1982, Middle credit score 796 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report (pg 268, 249) confirms 99 months satisfactory mortgage rating.

6/16/2017 - Exception is cured with the attached corrective CD with accompanying letter of explanation and courier receipt to evidence delivery to borrower completed within 60 days of consummation. TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300436455	304627	05/24/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $690,000 is supported. No post closing CDA provided.	06/01/2017
Verified credit history - Oldest tradeline 2/1982, Middle credit score 796 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report (pg 268, 249) confirms 99 months satisfactory mortgage rating.

5/30/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $690,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300436455	304841	05/25/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation to evidence no ownership of the properties listed in the fraud report potential ownership issue.	06/01/2017
Verified credit history - Oldest tradeline 2/1982, Middle credit score 796 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report (pg 268, 249) confirms 99 months satisfactory mortgage rating.

5/30/2017 - Exception is cleared with the attached property reports that confirm borrower does not have ownership of the properties listed in the fraud report potential ownership issue. FRAUD 0001 Exception Cleared;
												Approved	A	A	A	A	A
300436455	304845	05/25/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing signed seller CD or Alta Settlement Statement to evidence the sale of departing residence. Debt service was excluded. DTI increases above 43% with debt service considered.	06/01/2017
Verified credit history - Oldest tradeline 2/1982, Middle credit score 796 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report (pg 268, 249) confirms 99 months satisfactory mortgage rating.
											5/30/2017 - Exception is cleared with the attached signed Alta Settlement Statement for departing residence. HUD 0011 Exception Cleared;	Approved	A	A	A	A	A
300436455	304847	05/25/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing evidence of property taxes, insurance, and HOA assessment for non-subject rental property (pg 268-Mtg)	06/01/2017
Verified credit history - Oldest tradeline 2/1982, Middle credit score 796 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report (pg 268, 249) confirms 99 months satisfactory mortgage rating.
											5/30/2017 - Exception is cleared with the attached evidence of property taxes, insurance, and HOA assessment for non-subject rental property. CRED 0096 Exception Cleared;	Approved	A	A	A	A	A
300436455	304862	05/25/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Asset statement is missing pgs 1-2 (pg 217)	06/01/2017
Verified credit history - Oldest tradeline 2/1982, Middle credit score 796 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report (pg 268, 249) confirms 99 months satisfactory mortgage rating.
											5/31/2017 - Asset statements used to satisfy cash to close / reserve requirements should include all pages, thus override to EV2. CRED 0083 Exception Overridden to EV2;	Approved	A	A	A	A	A
300436455	304879	05/25/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed	Screen print from the lender LOS to evidence delivery of the initial CD to borrower on 5/13/2017 (pg 771) is incomplete. Unable to confirm the email address that the disclosure was sent.	06/01/2017
Verified credit history - Oldest tradeline 2/1982, Middle credit score 796 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report (pg 268, 249) confirms 99 months satisfactory mortgage rating.
											5/30/2017 - Exception is cleared with the attached screen prints from the lender LOS that evidences delivery to borrower of the initial CD on 5/13/2017. TRID 0009 Exception Cleared;	Approved	A	A	A	A	A
300436455	304880	05/25/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	Missing Intent to Proceed.	06/01/2017
Verified credit history - Oldest tradeline 2/1982, Middle credit score 796 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report (pg 268, 249) confirms 99 months satisfactory mortgage rating.
											5/30/2017 - Exception is cleared with the attached screen print from the lenders LOS that documents intent to proceed date. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300436455	304886	05/25/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing certificate of occupancy for the newly constructed subject property.	06/01/2017
Verified credit history - Oldest tradeline 2/1982, Middle credit score 796 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report (pg 268, 249) confirms 99 months satisfactory mortgage rating.
											5/30/2017 - Exception is cleared with the attached Certificate of Occupancy for subject property. PROP 0012 Exception Cleared;	Approved	A	A	A	A	A
300436455	304887	05/25/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing privacy disclosure	06/01/2017
Verified credit history - Oldest tradeline 2/1982, Middle credit score 796 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report (pg 268, 249) confirms 99 months satisfactory mortgage rating.
											5/30/2017 - Exception is cleared with the attached cover letter addressed to borrower with accompanying privacy disclosure, and loan commitment letter. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300436455	304907	05/25/2017	Credit	Underwriting Loan Approval is Deficient	APRV 0010	2	Acknowledged	Appraisal Report was transferred from another lender (pg 101, 70). Missing investor acknowledgement.
Verified credit history - Oldest tradeline 2/1982, Middle credit score 796 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report (pg 268, 249) confirms 99 months satisfactory mortgage rating.
											6/14/2017 - Received investors acknowledgment of the exception for use of transferred appraisal. APRV 0010 Exception Overridden to EV2;	Approved	B	B	B	B	B
300226315	264012	11/10/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,600,000 is supported. No post closing CDA provided.	11/29/2016
Low DTI - Review calculated DTI 19.96% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 05/1996, Middle credit score 804 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $304,828.84 or 38 months PITIA. 12 months reserves required.

11/11/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,600,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300226315	264031	11/10/2016	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	1) Missing evidence of insurance, thus unable to confirm sufficient coverage and monthly premium of $240.33 used for qualifying. 2) Missing Flood Cert.	11/18/2016
Low DTI - Review calculated DTI 19.96% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 05/1996, Middle credit score 804 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $304,828.84 or 38 months PITIA. 12 months reserves required.

11/16/2016 -  Included is a copy of the borrowers evidence of property insurance for condo and flood certificate confirming the subject is not located in a Special Flood Hazard Area. HAZ 0005 Exception Cleared;
												Approved	A	A	A	A	A
300226315	264042	11/10/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	1) Missing 2014 / 2015 1040 Income Tax Returns. 2) Missing 4506T form signed at application.	11/29/2016
Low DTI - Review calculated DTI 19.96% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 05/1996, Middle credit score 804 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $304,828.84 or 38 months PITIA. 12 months reserves required.

11/29/2016 - Received copies of the borrower and non-borrowing spouse signed 2014/2015 1040s. ** Exception is cleared. 4506T forms signed at application/consummation by the borrower and non-borrowing spouse were previously received via stip presentment on 11/18. CRED 0087 Exception Cleared.;
												Approved	A	A	A	A	A
300226315	264045	11/10/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed
Loan file is missing the Initial CD as documented on the disclosure tracking (pg 82). The Initial Closing Disclosure Received Date of (2016-10-26) is not three business days before the consummation date of (2016-10-26).
									11/17/2016
Low DTI - Review calculated DTI 19.96% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 05/1996, Middle credit score 804 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $304,828.84 or 38 months PITIA. 12 months reserves required.
											11/15/2016 - Received initial CD. Captured CD and resubmitted compliance. ** Exception is cleared. Initial CD satisfies the 3 day waiting period prior to consummation. TRID 0008 Exception Cleared.;	Approved	A	A	A	A	A
300226315	264046	11/10/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the last disclosed Closing Disclosure.	TRID 0120	1	Closed
The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($0.00) has decreased below the amount disclosed on the Loan Estimate sent on 2016-09-19, ($429.00).
									11/21/2016
Low DTI - Review calculated DTI 19.96% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 05/1996, Middle credit score 804 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $304,828.84 or 38 months PITIA. 12 months reserves required.
											11/17/2016 - Itemized lender paid fee disclosed on the CD did not decrease from the non-specific (lump sum) credit disclosed on the LE , thus exception is cleared. TRID 0120 Exception Cleared;	Approved	A	A	A	A	A
300226315	264082	11/10/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	11/14/2016
Low DTI - Review calculated DTI 19.96% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 05/1996, Middle credit score 804 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $304,828.84 or 38 months PITIA. 12 months reserves required.
											11/14/2016 - Received a complete copy of the recorded mortgage to evidence that recording is complete. DEED 0049 Exception Cleared.;	Approved	A	A	A	A	A
300230926	269904	12/13/2016	Credit	Missing Final 1003 Application	APP 0001	1	Closed	Missing the borrower signed Final 1003 / Application.	02/02/2017
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.
											1/4/2017 - Received the borrower executed Final 1003 / Application. APP 0001 Exception Cleared;	Approved	A	A	A	A	A
300230926	269968	12/14/2016	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing the Seller CD for subject transaction.	01/06/2017
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.
											1/4/2017 - Received a copy of the Sellers CD. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300230926	269973	12/14/2016	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence of delivery of the Home Loan Toolkit to borrowers.	02/02/2017
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.
											1/4/2017 - Exception is cleared with the attached Package Information with Document Delivery Information that evidences delivery to borrower. TRID 0133 Exception Cleared;	Approved	A	A	A	A	A
300230926	269974	12/14/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence of E-Sign Disclosure. No evidence was located in file that E-Sign was utilized.	01/06/2017
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.
											1/4/2017 - Based on the attached the borrowers opted not to utilize esign. No indication of esign in file. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300230926	269976	12/14/2016	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	1	Closed	Intent to Proceed Date is outside of 10 general business days from the Initial LE.	01/06/2017
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.
											1/4/2017 - Borrower acknowledged intent to proceed on the same date that the initial LE was issued. TRID 0191 Exception Cleared.;	Approved	A	A	A	A	A
300230926	269977	12/14/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required investor ordered 3rd party appraisal analysis. No post closing CDA provided.	12/21/2016
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.

12/19/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $588,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser.   APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300230926	270017	12/14/2016	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	2	Acknowledged	Condo Blanket Policies do not list subject property in the location sections.
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.
											1/13/2017 - Investor acknowledging the exception as it appears that the street listed on the policies intersects with subject street. HAZ 0004 Exception Overridden to EV2.;	Approved	B	B	B	B	B
300230926	270029	12/14/2016	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing evidence of insurance listing the annual premium for non-subject property	01/20/2017
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.
											1/18/2017 - "Insurance info". ** Exception is cleared with the attached insurance declaration and endorsement pages. CRED 0096 Exception Cleared;	Approved	A	A	A	A	A
300230926	270035	12/14/2016	Credit	Unacceptable transaction type	CRED 0044	2	Acknowledged	Per lender guide, Borrower may not own any other second homes in the same geographic market as the subject property.
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.

2/10/2017 - Received investors acknowledgment of the exception to lender guide with letter of explanation from the lender that was previously provided via stip presentment 2/2. CRED 0044 Exception Overridden to EV2.
												Approved	B	B	B	B	B
300230926	270040	12/14/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	1) Missing borrower signed 2014 1040. 2) Missing 4506T form for B2 signed at application.	01/06/2017
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.
											1/4/2017 - Received B2 4506T form signed at application. Included is a copy of the borrower signed 2014 1040. CRED 0087 Exception Cleared.;	Approved	A	A	A	A	A
300230926	270041	12/14/2016	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged	B2 does not meet the minimum trade line requirements.
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.
											1/10/2017 - Received (investors) acknowledgement of the the tradeline exception to lender guide. CRED 0009 Exception Overridden to EV2.	Approved	B	B	B	B	B
300230926	270042	12/14/2016	Credit	Missing Evidence of Ownership of Free and Clear Property	CR 0011	1	Closed	Missing property detail reports to confirm that all REOs remain owned free and clear.	01/06/2017
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.
											1/4/2017 - Received property history reports for the three non-subject properties. CR 0011 Exception Cleared;	Approved	A	A	A	A	A
300230926	270043	12/14/2016	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Employer Name listed on the VOE does not match to the WVOE , Paystubs, or W2s.	01/06/2017
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.

1/4/2017 - Received a screen print from (website) that lists the announcement that the borrowers employer name has changed. Employers new name matches to the employer name that is listed on the VOE. CRED 0007 Exception Cleared;
												Approved	A	A	A	A	A
300230926	270047	12/14/2016	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing Final 1008.	01/06/2017
Verified employment history - VOE confirms B1s employment with present employer from xxxx to Present.
 Verified reserves - Post Closing Reserves 253 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1982, Middle credit scores 811/802. Minimum credit score required 720. ; Low DTI - 14.14% DTI is below the program maximum of 43%.
											1/4/2017 - Received a copy of the 1008. APRV 0010 Exception Cleared;	Approved	A	A	A	A	A
300295562	271138	12/23/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	12/30/2016
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.

12/29/16 - Received response from lender of: "Recorded Mortgage". Attached is single page evidence of recording entity confirmation of recording and endorsement cover page to reflect a total of 13-pages with document ID. Confirms evidence of recording. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300295562	271142	12/23/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
 Missing verification that these funds were paid from borrowers accounts and cleared the borrowers accounts prior to closing. Missing 100% access letter from mother- value of $5130.59 not included in reserves.
									01/13/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/12/2017 - Asset access letter and incoming wire transfer notifications with accompanying Closing Attorney email correspondence. CRED 0083 Exception Cleared.;	Approved	A	A	A	A	A
300295562	271143	12/23/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed
1008 in file (pg 699) is not signed or dated. No other lender approval in file. No lender approval with underwriting conditions provided. Unable to determine loan approval date and approving underwriter.
									12/30/2016
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											12/29/16 - Received response from lender of: "signed and dated 1008". Attached is copy of e-Signed 1008, dated 12/29/16. APRV 0003 Exception Cleared.	Approved	A	A	A	A	A
300295562	271153	12/23/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $745,000 is supported. No post closing CDA provided.	12/29/2016
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											12/27/16 - Received 3rd Party Desk Review that reflects original appraisal value of $745,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300295562	271255	12/23/2016	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	Total liquid assets of $171,714.79 verified. $176,479.70 required to be verified. Including all liquid assets the borrowers are short funds to close of $4764.91.	01/10/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/6/2017 - "EMD". ** Exception is cleared with the attached incoming wire transfer notifications. CRED 0016 Exception Cleared.	Approved	A	A	A	A	A
300295562	275104	01/13/2017	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged
Legal Fee of $1350 was not disclosed on the CD, nor was the fee considered in the cash to close requirement (RED CRED 0083 Stip 1/6). Missing CD issued 12/14/2016 per Disclosure tracking (REF CRED 0083 Stip 1/12).

Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/26/17 - Post-close corrective CD issued 1/24/17 with LOX and proof of trackable delivery confirming receipt of package. TRID 0148 Exception Overridden to EV2 level.	Approved	B	B	B	B	B
300295562	277601	01/23/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final Borrower CD does not reflect any commission paid to the listing or selling agents. Seller CD reflects commissions were paid.
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/26/17 - "Proof of delivery of package". Online search with trackable delivery company confirms receipt of package. TRID 0196 Exception Overridden to EV2 level.	Approved	B	B	B	B	B
300299375	272664	01/02/2017	Credit	Missing Copy of Unexpired, Government-issued ID	CRED 0105	1	Closed	Missing Copy of Unexpired, Government-issued ID. None found in file.	01/06/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/5/2017 - Received copies of unexpired, Government-issued IDs for B1 and B2. CRED 0105 Exception Cleared;	Approved	A	A	A	A	A
300299375	272669	01/02/2017	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	01/06/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/6/2017 - Received a copy of the recorded Mortgage for subject transaction to evidence that recording has been completed. DEED 0049 Exception Cleared;	Approved	A	A	A	A	A
300299375	272675	01/02/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD does not disclose Real Estate Commissions.
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/13/17 - Received evidence of 3rd party shipping carrier trackable delivery to confirm borrower received shipment. TRID 0196 Exception Overridden to EV2 level;	Approved	B	B	B	B	B
300299375	272695	01/02/2017	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing copy of complete, legible, and fully ratified and legible purchase contract. File only contains rider to the contract (pg 77).	01/09/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/5/2017 - Received a copy of the executed purchase agreement for subject property. HUD 0014 Exception Cleared.;	Approved	A	A	A	A	A
300299375	272700	01/02/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	01/23/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/9/17 - Received 3rd Party Desk Review that reflects original appraisal value of $807,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300299375	273143	01/04/2017	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003/Application is missing proposed taxes and insurance amounts.	01/18/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/17/17 - Received newly drafted PC executed 1003 to include property taxes and insurance in the proposed payment section. APP 0002 Exception Cleared.	Approved	A	A	A	A	A
300299375	273148	01/04/2017	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing tax cert on subject to support $831.02/mo used to qualify on 1008.	01/23/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/19/2017 - "Property tax". ** Exception is cleared with the attached pre-consummation dated Title Review that documents the annual tax assessment for subject property. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300299375	273151	01/04/2017	Credit	Missing Verification of Rental	CRED 0021	2	Acknowledged	Missing verification of rent for departing residence
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/17/17 - Earlier evidence of payment amounts on bank statements provided on 1/5/17 match to the rent amounts on the canceled checks. Override CRED 0021 Exception to EV2 level.	Approved	B	B	B	B	B
300299375	273174	01/04/2017	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN listed on the security instrument does not match the appraisal.	01/09/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.

1/6/2017-  The property address and lot / block numbers listed on the Mortgage match to the Appraisal Report / Title Commitment, thus satisfactorily identifying the subject property. DEED 0049 Exception Cleared;
												Approved	A	A	A	A	A
300299375	273186	01/04/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing eDisclosure. Evidence of esign in file.	01/09/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/5/2017 - Received a copy of the Disclosure Tracking to evidence that the eDisclosure was accepted by both borrowers on 10/13/2016. TRID 0134 Exception Cleared.;	Approved	A	A	A	A	A
300299375	273188	01/04/2017	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing 4506T form signed at application. Per lender guide, an IRS Form 4506-T signed by the borrower is required at both application and closing.	02/09/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/9/17 - Received a copy of the 4506T form signed at application. CRED 0091 Exception Cleared.	Approved	A	A	A	A	A
300299375	273192	01/04/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing signed copies of the 2014-2015 1040s	01/09/2017
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.
											1/5/2017 - Received copies of the borrower signed pg 2 of the 2014/2015 1040s. Complete unsigned copies of the 2014/2015 1040s were presented in the original loan file. CRED 0082 Exception Cleared.	Approved	A	A	A	A	A
300299375	274087	01/09/2017	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged	CD does not disclose the Estimated Taxes and Insurance.
Verified credit history - 779/803 qualifying credit scored. 720 minimum score required.   ; Verified housing payment history - VOR (pg 412) confirms 100 months of rental history paid 0x30 for coborrower. Copy of Lease and 24 months of payment history (pg 415) confirm rental history paid 0x30 for borrower. ; Low DTI - Review DTI of 20.19% on fully documented file. 43% maximum DTI allowed.

2/8/2017 - "(3rd pary shipping courier)". ** Exception is overridden to EV2 with the attached courier receipt to evidence delivery of the re-disclosure with accompanying letter of explanation (Ref Stip 2/7) to borrower completed within 60 days of consummation. TRID 0144 Exception Overridden to EV2.
												Approved	B	B	B	B	B
300302072	275046	01/13/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing documented loan approval date.	01/20/2017	Low DTI - 28.69% on fully documented file. 43% maximum allowed per guidelines. ; Verified reserves - Post closing reserves of 33 months of PITI remain. 9 months PITI reserves required.	1/18/2017 - "Signed 1008". ** Exception is cleared with the attached signed and dated 1008 and commitment letter. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300302072	275078	01/13/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed
Change of Circumstance dated 12/15/2016 (pg 588) lists reason for change as Other. LE (pg 606) indicates Appraisal Review Fee and Collateral Desktop fees were increased.  Explanation provided for change (Other) is not adequate.
									01/20/2017	Low DTI - 28.69% on fully documented file. 43% maximum allowed per guidelines. ; Verified reserves - Post closing reserves of 33 months of PITI remain. 9 months PITI reserves required.	1/18/2017 - "COC". ** Exception is cleared with the attached LE cover letter addressed to B2 listing the reason for the re-disclosure. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300302072	275099	01/13/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing E-sign disclosure. Evidence of esign in file.	01/20/2017	Low DTI - 28.69% on fully documented file. 43% maximum allowed per guidelines. ; Verified reserves - Post closing reserves of 33 months of PITI remain. 9 months PITI reserves required.	1/18/2017 - Exception is cleared with the attached borrower accepted eDisclosures. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300302072	275100	01/13/2017	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	01/20/2017	Low DTI - 28.69% on fully documented file. 43% maximum allowed per guidelines. ; Verified reserves - Post closing reserves of 33 months of PITI remain. 9 months PITI reserves required.	1/18/2017 - Exception is cleared with the attached borrower accepted eDisclosures. TRID 0135 Exception Cleared;	Approved	A	A	A	A	A
300302072	275114	01/13/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $860,000 is supported. No post closing CDA provided.	01/18/2017	Low DTI - 28.69% on fully documented file. 43% maximum allowed per guidelines. ; Verified reserves - Post closing reserves of 33 months of PITI remain. 9 months PITI reserves required.	1/17/17 - Received 3rd Party Desk Review that reflects original appraisal value of $860,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300302072	275115	01/13/2017	Credit	Missing Required Property Title Search	TITL 0009	1	Closed	Final title policy does not reflect evidence of final recording, including recording reference numbers issued by the appropriate recording official.s not accurately reflect final recording data.	01/26/2017	Low DTI - 28.69% on fully documented file. 43% maximum allowed per guidelines. ; Verified reserves - Post closing reserves of 33 months of PITI remain. 9 months PITI reserves required.	1/25/17 - Executed / dated Endorsement page provided from title insurer reflects recording information for subject mortgage. TITL 0009 Exception Cleared.	Approved	A	A	A	A	A
300302072	275152	01/13/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	No tax returns provided for verification of self employment income/losses as required per Appendix Q.	01/24/2017	Low DTI - 28.69% on fully documented file. 43% maximum allowed per guidelines. ; Verified reserves - Post closing reserves of 33 months of PITI remain. 9 months PITI reserves required.	1/24/2017 - "Tax Returns for Both Borrowers". ** Exception is cleared with the attached two years signed tax returns. QMATR 0010 Exception Cleared;	Approved	A	A	A	A	A
300302072	275153	01/13/2017	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing 3rd party verification of borrower self employment.	01/26/2017	Low DTI - 28.69% on fully documented file. 43% maximum allowed per guidelines. ; Verified reserves - Post closing reserves of 33 months of PITI remain. 9 months PITI reserves required.	1/25/17 - Verbal VOE provided and completed with CPA. Documentation attached of online search to confirm CPA name. CRED 0006 Exception Cleared.	Approved	A	A	A	A	A
300306081	275874	01/17/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing documented loan approval date.	01/24/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.
											1/24/2017 - "Commitment". ** Exception is cleared with the attached underwriter signed commitment letter addressed to borrower. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300306081	275884	01/17/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Security Agreement.	01/31/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.

1/31/2017 - "LOX". **Security instrument lists the property address and lot and block numbers that match to the appraisal report, CDA, and UCC filing, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared;
												Approved	A	A	A	A	A
300306081	275924	01/17/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD does not list seller paid fees.
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.

2/2/2017 - "(courier)". ** Exception is overridden to EV2 with the attached shipment confirmation to evidence delivery of the re-disclosed CD with accompanying letter of explanation within 60 days of consummation. TRID 0196 Exception Overridden to EV2.
												Approved	B	B	B	B	B
300306081	276011	01/17/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing eDisclosure. Evidence of esign in file.	01/25/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.
											1/19/2017 - "E Disclosure". ** Exception is cleared with the attached disclosure tracking detail. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300306081	276012	01/17/2017	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	01/25/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.
											1/19/2017 - "E Disclosure". ** Exception is cleared with the attached disclosure tracking detail. TRID 0135 Exception Cleared;	Approved	A	A	A	A	A
300306081	276019	01/17/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	01/25/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.

1/24/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,250,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300306081	276060	01/17/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing comprehensive fraud report with all variances satisfactorily addressed.	02/24/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.
											2/23/2017 - Documentation in file along with documentation provided via stip presentment satisfactorily addresses all fraud variances. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300306081	276119	01/17/2017	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing letter of explanation for all credit inquiries performed in the past 90 days.	02/02/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.
											2/1/2017 - "CR LOX". ** Exception is cleared with the attached borrower signed letter of explanation. CRED 0104 Exception Cleared;	Approved	A	A	A	A	A
300306081	276127	01/17/2017	Credit	Unacceptable transaction type	CRED 0044	1	Closed	Subject is located in a county that is not allowed per lender guides.	01/24/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.
											1/24/2017 - Exception re-reviewed upon receipt of updated lender guides. Guide was updated. CRED 0044 Exception Cleared;	Approved	A	A	A	A	A
300306081	276131	01/17/2017	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Missing most recent audited financial statements to include footnotes and proposed operating budget for upcoming fiscal year for Cooperative.	02/21/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.

2/16/17 - Received proposed 2017 budget and lender stated that per management, 2016 financial statements are not ready. Lender previously provided prior two years financials. GIDE 0001 Exception Cleared.
												Approved	A	A	A	A	A
300306081	276143	01/17/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged	1) Business tax returns are not signed. 2) Missing 4506T form signed by the borrowers at Application. 3) Missing 4506T forms for B2s self-employment business.
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.
											2/7/17 - "4506". Received 4506T for the 1065 business executed and dated post-consummation, thus override to EV2 level. CRED 0087 Exception Overridden to EV2 level.	Approved	B	B	B	B	B
300306081	276146	01/17/2017	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged	UPDATED EXCEPTION: WVOEs for B1 and B2 are dated more than 30 days prior to the Note date.
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.
											2/27/2017 - Received investors acknowledgement of the guideline exception. WVOE for B2 dated within 30 days prior to closing was received 2/22. CRED 0007 Exception Overridden to EV2;	Approved	B	B	B	B	B
300306081	276148	01/17/2017	Compliance	HUD-1 is not executed by one or all parties to the transaction	HUD 0003	2	Acknowledged	Closing Statement to evidence sale of departing residence is not signed by the buyer and borrower.
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.
											2/14/17 - Override HUD 0003 to EV2 due to lender guides require a signed settlement statement.	Approved	B	B	B	B	B
300306081	276154	01/17/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	CD was received at consummation.	02/16/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.
											1/24/17 - Received Disclosure Tracking Details confirming e-sent and receipt timely. TRID 0008 Exception Cleared.	Approved	A	A	A	A	A
300306081	276155	01/17/2017	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed	The disclosed finance charge ($803,103.01) is ($2,525.00) below the actual finance charge($805,628.01).	02/16/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.

2/14/17 - "APR CALC". Lender provided (TRID 0195) evidence that $2500 Attorney fee in Section H of CD was borrower chosen and refunded $250 Co-op Recognition Revw Fee. Removal of $2500 Attorney fee alone from the finance charge cures the under disclosure. TRID 0088 Exception Cleared.
												Approved	A	A	A	A	A
300306081	276157	01/17/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	2	Acknowledged	Attorney Fee of $2500 disclosed in Section H of the CD was not disclosed on the LE. Attorney Fee is not parenthetically marked as optional.
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.

2/14/17 - "Trackable delivery". Attached is evidence of post closing corrective CD, with a letter of explanation, copy of refund check and proof of trackable delivery confirming receipt to borrowers. TRID 0195 Exception Overridden to EV2 level
												Approved	B	B	B	B	B
300306081	277408	01/23/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing documented rate lock date.	01/24/2017
Verified employment history - WVOE confirms B1s employment with present employer from xxxx to Present. ; Verified credit history - Oldest tradeline 4/1982, Middle credit scores 762 / 744 with no history of delinquency reported.Minimum credit score required 720.
											1/24/2017 - "Rate Lock". ** Exception is cleared with the attached lock confirmation. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300272218	276833	01/19/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Loan Security Agreement does not list the APN for subject property.	01/23/2017
Verified credit history - Oldest tradeline 3/1987, Middle credit scores 771/793 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 67.86% CLTV is below the program maximum of 80%.

1/23/2017 - "LOX". ** Security instrument lists the property address and lot and block numbers that match to the appraisal report, CDA, and UCC filing, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared;
												Approved	A	A	A	A	A
300272218	276858	01/19/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD (pg 76) does not list seller paid fees (pg 82).
Verified credit history - Oldest tradeline 3/1987, Middle credit scores 771/793 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 67.86% CLTV is below the program maximum of 80%.
											1/27/2017 - Performed shipment tracking via third party courier website that confirmed delivery to borrower on 1/30/2017. TRID 0196 Exception Overridden to EV2.	Approved	B	B	B	B	B
300272218	276904	01/19/2017	Compliance	Cannot Reconcile LE / CD Versioning	TRID 0137	1	Closed	1) Initial and interim CDs were issued on the same day. Only one of the CDs were provided in the loan file. 2) Loan file is missing the final CD dated 1/11/2017.	01/25/2017
Verified credit history - Oldest tradeline 3/1987, Middle credit scores 771/793 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 67.86% CLTV is below the program maximum of 80%.
											1/24/17 - "LOX and CD". ** CD reflects a time stamp on bottom left corner one day after date issued, thus confirmed no other CD issued or outstanding. TRID 0137 Exception Cleared.	Approved	A	A	A	A	A
300272218	276924	01/19/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal. No post closing CDA provided.	01/25/2017
Verified credit history - Oldest tradeline 3/1987, Middle credit scores 771/793 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 67.86% CLTV is below the program maximum of 80%.
											1/24/17 - Received 3rd Party Desk Review that reflects original appraisal value of $700,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300272218	276933	01/19/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing fraud report.	02/09/2017
Verified credit history - Oldest tradeline 3/1987, Middle credit scores 771/793 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 67.86% CLTV is below the program maximum of 80%.
											2/8/2017 - Documentation in file satisfactorily addresses all variances. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300272218	276962	01/19/2017	Credit	Unacceptable transaction type	CRED 0044	1	Closed	Subject cooperative property is not located in a lender approved county.	01/25/2017
Verified credit history - Oldest tradeline 3/1987, Middle credit scores 771/793 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 67.86% CLTV is below the program maximum of 80%.
											1/24/2017 - Exception re-reviewed upon receipt of updated lender guides. CRED 0044 Exception Cleared;	Approved	A	A	A	A	A
300272218	276967	01/19/2017	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Missing co-ops most recent audited financial statements.	01/25/2017
Verified credit history - Oldest tradeline 3/1987, Middle credit scores 771/793 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 67.86% CLTV is below the program maximum of 80%.
											1/24/17 - Received missing Co-op documents. GIDE 0001 Exception Cleared.	Approved	A	A	A	A	A
300272218	276968	01/19/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing 4506T form signed at Application.	01/23/2017
Verified credit history - Oldest tradeline 3/1987, Middle credit scores 771/793 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 67.86% CLTV is below the program maximum of 80%.
											1/20/2017 - "4506T". ** Exception is cleared with the attached borrower signed 4506T dated at Application. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300272218	276970	01/19/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	WVOE is dated more than 30 days prior to the note date.	01/25/2017
Verified credit history - Oldest tradeline 3/1987, Middle credit scores 771/793 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 67.86% CLTV is below the program maximum of 80%.
											1/25/17 - Received VVOE dated on consummation date. CRED 0007 Exception Cleared.	Approved	A	A	A	A	A
300272218	276980	01/19/2017	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed	Provide an itemization of amount financed. The disclosed finance charge ($369,045.33) is ($760.00) below the actual finance charge($369,805.33).	02/01/2017
Verified credit history - Oldest tradeline 3/1987, Middle credit scores 771/793 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 67.86% CLTV is below the program maximum of 80%.
											1/30/2017 - Borrower chosen fees that are not required by the lender can be excluded from finance charges. TRID 0088 Exception Cleared;	Approved	A	A	A	A	A
300272218	276981	01/19/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed
Co-op Recognition Review and Transfer Agent Fees disclosed in Section H were not disclosed on the LE. The fees are not parenthetically marked as optional. The provider name does not match to the borrower chosen settlement agent.
									02/01/2017
Verified credit history - Oldest tradeline 3/1987, Middle credit scores 771/793 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 67.86% CLTV is below the program maximum of 80%.

1/27/2017 - "LOX". ** Exception is cleared. Confirmed attorney fees (Coop Recognition and Transfer Agent Fee) were paid to a service provider that was not listed on the lenders service provider list. Escrow fee was disclosed in Section C. TRID 0195 Exception Cleared;
												Approved	A	A	A	A	A
300296895	277764	01/23/2017	Credit	Missing Required Property Title Search	TITL 0009	1	Closed
Final Title Policy (pg 37) reflects that subject mortgage is not yet recorded. Title Policy Item #3 (pg 47) states "mortgage to be recorded".  Final title policy to reflect evidence of final recording with recording reference numbers.
									01/30/2017
Verified credit history - 804 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1993. ; Low DTI - Review DTI of 29.15% on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified reserves - Post closing reserves of $335,373.20, 82 months of verified PITI reserves. 9 months of PITI reserves required per guidelines.
											1/30/2017 - Exception re-reviewed. Title Policy satisfactorily documents intent to record. TITL 0009 Exception Cleared;	Approved	A	A	A	A	A
300296895	277780	01/23/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $590,000 is supported. No post closing CDA provided.	01/31/2017
Verified credit history - 804 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1993. ; Low DTI - Review DTI of 29.15% on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified reserves - Post closing reserves of $335,373.20, 82 months of verified PITI reserves. 9 months of PITI reserves required per guidelines.
											1/31/17 - The property address and lot / block numbers listed on the Mortgage match to the Appraisal Report, thus satisfactorily identifying the subject property. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300296895	277784	01/23/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Missing copy of Condominium Master Insurance Policy. File contains only individual Condominium policy (pg 33). Unable to confirm sufficient insurance coverage.	01/30/2017
Verified credit history - 804 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1993. ; Low DTI - Review DTI of 29.15% on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified reserves - Post closing reserves of $335,373.20, 82 months of verified PITI reserves. 9 months of PITI reserves required per guidelines.

1/27/2016 - "Master condo policy". ** Exception is cleared with the attached certificate of property insurance listing a blanket policy with 100% replacement cost coverage for subject property. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300296895	277845	01/24/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	FraudGuard Report (pg 778) reflects a Borrower Score of 372 Critical Risk. Alerts have not been addressed reflecting a Fraud Score of 850 or greater.	02/13/2017
Verified credit history - 804 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1993. ; Low DTI - Review DTI of 29.15% on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified reserves - Post closing reserves of $335,373.20, 82 months of verified PITI reserves. 9 months of PITI reserves required per guidelines.

2/10/2017 - "Docs". ** Exception is cleared with the attached reverse lookup for borrowers employer. Documentation in file addressed the potential identity issue (REF Stip 2/3). FRAUD 0001 Exception Cleared;
												Approved	A	A	A	A	A
300296895	277887	01/24/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing documentation of lenders property tax payment used.	01/26/2017
Verified credit history - 804 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1993. ; Low DTI - Review DTI of 29.15% on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified reserves - Post closing reserves of $335,373.20, 82 months of verified PITI reserves. 9 months of PITI reserves required per guidelines.

1/26/17 - Received letter with explanation of tax breakdown and attached tax search confirming disclosed annual property tax to match to disclosed taxes lender used to qualify. CRED 0103 Exception Cleared.
												Approved	A	A	A	A	A
300296895	277893	01/24/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing Verbal VOE dated within 10 days of Note date to confirm borrower is still employed.	01/25/2017
Verified credit history - 804 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1993. ; Low DTI - Review DTI of 29.15% on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified reserves - Post closing reserves of $335,373.20, 82 months of verified PITI reserves. 9 months of PITI reserves required per guidelines.
											1/24/17 - Received a VVOE dated on consummation date confirming active employment status. CRED 0007 Exception Remains.	Approved	A	A	A	A	A
300296895	277906	01/24/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	2	Acknowledged
The Loan Estimate was provided or mailed on (2016-09-20). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2016-09-23), which is after (2016-09-22); the date the consumer indicated an intent to proceed with the transaction.

Verified credit history - 804 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1993. ; Low DTI - Review DTI of 29.15% on fully documented file. 43% maximum DTI allowed per guidelines. ; Verified reserves - Post closing reserves of $335,373.20, 82 months of verified PITI reserves. 9 months of PITI reserves required per guidelines.

3/16/2017 - "LOX". ** Exception overridden to EV2. Borrower signed attestation (Stip 3/15) confirms receipt of the initial LE and intent to proceed were acknowledged on the same day. TRID 0044 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300306406	279101	01/27/2017	Compliance	Loan Disbursement Date is on or before the required Right of Rescission Expiration Date	ROR 0009	1	Closed	CORRECTED EXCEPTION: Disbursement date 1/16/2017 is on the calculated rescission expiration date of 1/16/2017 (pg 2, 69)	03/22/2017
Low LTV/CLTV/HCLTV - 43.10% CLTV is below the program maximum of 65%.; Verified credit history - Oldest tradeline 7/1986, Middle credit scores 776/787 with no history of delinquency reported. Minimum credit score required 720.

3/20/2017 - "disbursement check". ** Exception is cleared with the attached copy of the loan proceeds disbursement check issued to borrower on 1/16. Re-disclosure to borrower and ROR with rescission re-opened were previously provided via stip presentment on 3/10. ROR 0009 Exception Cleared;
												Approved	A	A	A	A	A
300306406	279102	01/27/2017	Compliance	ROR cannot expire in less than 3 business days from the execution or transaction date	ROR 0012	1	Closed	ROR did not provide 3 days after receipt to rescind. Transaction Date 1/12/2017 / Disclosed rescission expiration 1/13/2017.	02/24/2017
Low LTV/CLTV/HCLTV - 43.10% CLTV is below the program maximum of 65%.; Verified credit history - Oldest tradeline 7/1986, Middle credit scores 776/787 with no history of delinquency reported. Minimum credit score required 720.

2/22/2017 - "RTC with tracking labels". ** Exception is cured with the attached borrower executed Notice of Right to Cancel. ROR expiration date has passed with no evidence transaction was rescinded. ROR 0012 Exception Cleared;
												Approved	A	A	A	A	A
300306406	279114	01/27/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing documented rate lock date.	02/01/2017
Low LTV/CLTV/HCLTV - 43.10% CLTV is below the program maximum of 65%.; Verified credit history - Oldest tradeline 7/1986, Middle credit scores 776/787 with no history of delinquency reported. Minimum credit score required 720.

1/31/17 - Received signed locked in agreement reflecting initial rate lock date of 12/14/16 with good through date until 12/28/16. This matches the LE date issued 12/14/16. COMP 0029 Exception Cleared.
												Approved	A	A	A	A	A
300306406	279125	01/27/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	02/02/2017
Low LTV/CLTV/HCLTV - 43.10% CLTV is below the program maximum of 65%.; Verified credit history - Oldest tradeline 7/1986, Middle credit scores 776/787 with no history of delinquency reported. Minimum credit score required 720.

2/1/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $2,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300306406	279142	01/27/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing comprehensive fraud report.	03/02/2017
Low LTV/CLTV/HCLTV - 43.10% CLTV is below the program maximum of 65%.; Verified credit history - Oldest tradeline 7/1986, Middle credit scores 776/787 with no history of delinquency reported. Minimum credit score required 720.
											3/2/2017 - Tax returns provided in file support. Performed SOS search that reflected active business status since 2007 and did not list borrower name. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300306406	279144	01/27/2017	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged	1) Verification of self-employment for B1s 1065 business is dated more than 30 days prior to the note date. 2) WVOE for B2 is dated more than 30 days prior to the Note date.
Low LTV/CLTV/HCLTV - 43.10% CLTV is below the program maximum of 65%.; Verified credit history - Oldest tradeline 7/1986, Middle credit scores 776/787 with no history of delinquency reported. Minimum credit score required 720.
											5/5/2017 Received investors acknowledgment (5/5/2017) of the exception to lender guide. B2 WVOE was previously provided via stip presentment on 3/22. CRED 0007 Exception Overridden to EV2;	Approved	B	B	B	B	B
300306406	279146	01/27/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing YTD Balance Sheet for B1s Schedule C and 1065 self-employment businesses.	05/08/2017
Low LTV/CLTV/HCLTV - 43.10% CLTV is below the program maximum of 65%.; Verified credit history - Oldest tradeline 7/1986, Middle credit scores 776/787 with no history of delinquency reported. Minimum credit score required 720.

5/2/2017 - Exception is cleared with the attached 2016 YE Balance Sheets for the borrowers Schedule C and 1065 self-employment businesses to support P&Ls provided in file. QMATR 0010 Exception Cleared;
												Approved	A	A	A	A	A
300306406	279159	01/27/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed	Loan file only contains one CD. Missing evidence of delivery of the CD prior to consummation.	03/13/2017
Low LTV/CLTV/HCLTV - 43.10% CLTV is below the program maximum of 65%.; Verified credit history - Oldest tradeline 7/1986, Middle credit scores 776/787 with no history of delinquency reported. Minimum credit score required 720.
											1/31/17 - Received Disclosure Tracking Details evidencing borrower viewed and accepted CD electronically on 01/06/17. TRID 0009 Exception Cleared.	Approved	A	A	A	A	A
300306406	279161	01/27/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing borrower signed 4506T forms (individual and business) signed at application and closing.	02/24/2017
Low LTV/CLTV/HCLTV - 43.10% CLTV is below the program maximum of 65%.; Verified credit history - Oldest tradeline 7/1986, Middle credit scores 776/787 with no history of delinquency reported. Minimum credit score required 720.

2/22/2017 - "Signed Business 4506". ** Exception is overridden to EV2 with the post-consummation dated borrower signed 4506T for the 1065 business. Individual forms and application dated 4506T form for the business were previously provided 1/30. CRED 0087 Exception Cleared.;
												Approved	A	A	A	A	A
300287851	279060	01/27/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final Borrower Closing Disclosure (pg 48) does not disclose Real Estate Commission(s). Subject is a purchase transaction and Seller CD (pg. 45) reflects commissions paid.
Verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx. ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.

2/3/2017 - Exception is overridden to EV2 with the attached shipment confirmation to evidence delivery of the re-disclosed CD with accompanying letter of explanation within 60 days of consummation. TRID 0196 Exception overridden to EV2.
												Approved	B	B	B	B	B
300287851	279073	01/27/2017	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing fully legible ratified copy of purchase contract. Purchase contract provided in file is not legible (pg 70).	03/06/2017
Verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx. ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.
											2/1/17 - Received legible copy of fully ratified contract on subject property. HUD 0014 Exception Cleared.	Approved	A	A	A	A	A
300287851	279084	01/27/2017	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	01/31/2017
Verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx. ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.
											1/30/17 - Received copy of signed consent to do business electronically/e-disclosure agreement. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300287851	279088	01/27/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $695,000 is supported. No post closing CDA provided.	02/01/2017
Verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx. ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.

2/1/17 -  The property address and lot / block numbers listed on the Mortgage match to the Appraisal Report / Title Search, thus satisfactorily identifying the subject property. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300287851	279098	01/27/2017	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed	Subject is a Co-Op. UCC Filing Statement page for sections 9-18 missing (pg 28). UCC Financing Statement Cooperative Addendum 19(b) is blank (pg 30).	01/31/2017
Verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx. ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.
											1/30/17 - COND Exception Cleared based lender on verification from recording department. COND 0002 Exception Cleared.	Approved	A	A	A	A	A
300287851	279116	01/27/2017	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing 4506T signed at application.	02/21/2017
Verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx. ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.
											1/30/17 - Received copy of e-signed 4506T at application. CRED 0091 Exception cleared.	Approved	A	A	A	A	A
300287851	279131	01/27/2017	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	Loan Security Agreement shows legal description (pg 41) that does not agree with Appraisal report (pg 113).	01/31/2017
Verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx. ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.
											1/30/17 - Received copy of amended appraisal report with legal description matching Loan Security Agreement. COLL 0002 Exception Cleared.	Approved	A	A	A	A	A
300287851	279140	01/27/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing complete copy of fraud report with all alerts addressed.	01/31/2017
Verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx. ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.
											1/30/17 - Received complete copy of fraud report with all alerts addressed. FRAUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300287851	279618	02/02/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	WVOEs for B1/B2 are dated more than 30 days prior to the Note date. Per guides, Written Verification of Employment: can be no older than 30 days at the time of closing.	02/21/2017
Verified housing payment history  - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx per VVOE (pg 260). ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.
											2/16/17 - WVOE on B2 is dated within 30 days of consummation. CRED 0007 Exception Cleared.	Approved	A	A	A	A	A
300309777	279268	01/30/2017	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Missing initial 1003 / application for B1.	03/07/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.
											1/31/2017 - "Initial Application B1". ** Exception is cleared with the attached B1 signed initial 1003 / Application. APP 0004 Exception Cleared;	Approved	A	A	A	A	A
300309777	279289	01/30/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Seller CD (pg 30) lists seller paid commissions. Buyer Final CD (pg 23) does not disclose the seller paid commissions.
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.

2/3/2017 - Exception is overridden to EV2 with the attached delivery confirmation to evidence that the re-disclosure and accompanying letter of explanation (Ref Stip 1/31) were delivered to borrower within 60 days of consummation on 2/1/2017. TRID 0196 Exception Overridden to EV2
												Approved	B	B	B	B	B
300309777	279316	01/30/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing comprehensive fraud report.	02/01/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.
											1/31/17 - Received complete fraud report with all alerts addressed. FRAUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300309777	279319	01/30/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	02/03/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.
											2/1/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $915,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300309777	279325	01/30/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	1) Missing evidence of HOA fees. 2) Missing evidence of insurance for walls-in coverage.	02/27/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.
											2/24/2017 - Certificate of property insurance (pg 591) confirms that the premium is paid in full. The evidence of insurance for walls-in coverage was received 2/6. CRED 0103 Exception Cleared;	Approved	A	A	A	A	A
300309777	279329	01/30/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter	02/01/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.
											1/31/17 - Received Closing Protection Letter. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300309777	279348	01/30/2017	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	1) Missing B2 signed 4506T form dated at application 2) Missing B1 signed 4506T forms dated at application and closing.	03/07/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.
											1/31/17 - Received B2 signed 4506T form dated at application and B1 signed 4506T forms dated at application and closing. CRED 0091 Exception Cleared.	Approved	A	A	A	A	A
300309777	279350	01/30/2017	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	Missing evidence of liquidation from the borrowers retirement and / or brokerage accounts. Liquid Assets $47,350.16 / Cash Required to Close $192,695.95.	02/03/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.
											2/2/2017 - Brokerage statement was provided. CRED 0016 Exception Cleared;	Approved	A	A	A	A	A
300309777	279352	01/30/2017	Compliance	Missing Evidence of Service Provider List	TRID 0151	1	Closed	Missing Service Provider List	02/01/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.
											1/31/17 - Received Service Provider List. Borrowers did not choose settlement provider on the list. TRID 0151 Exception Cleared.	Approved	A	A	A	A	A
300309777	279353	01/30/2017	Credit	Missing Condo Project Approval	COND 0001	1	Closed	Missing evidence that subject is an agency warrantable condominium. 80% LTV exceeds maximum allowed of 75% for limited review.	03/01/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.
											2/27/2017 - Condo project approval was previously received via stip presentment 1/31. Declaration and By Laws were provided via stip presentment (REF CRED 0103 Stip 2/1). COND 0001 Exception Cleared;	Approved	A	A	A	A	A
300309777	279354	01/30/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing verification of self-employment to confirm 2 years employment history.	02/03/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.
											2/2/2017 - Borrowers ownership of 1065 business is less than 25%, thus verification of self-employment is not required. CRED 0007 Exception Cleared;	Approved	A	A	A	A	A
300309777	279355	01/30/2017	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed	Missing documentation to support B2s written attestation that there are no outstanding financial obligations for divorce (pg 396). Divorce agreement was not provided, thus unable to confirm.	02/06/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.

2/3/2017 -  There is no documentation in file that indicates B2 is obligated to pay child support / alimony payments, thus documentation to verify child support / alimony liability would not be required. CRED 0097 Exception Cleared.
												Approved	A	A	A	A	A
300309777	279434	01/31/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing documented rate lock date.	02/01/2017
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.
											1/31/17 - Received lock confirmation with good through date of 02/01/17 that matches LE in file. COMP 0029 Exception Cleared.	Approved	A	A	A	A	A
300309777	280899	02/08/2017	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged	CD does not disclose that the property is subject to HOA fees (pg 23). HOA assessment was not documented in file or disclosed to borrower.
Verified credit history - B1 oldest tradeline 2/1980, Middle credit score 780 with no history of delinquency reported. B2 oldest tradeline 10/2011, Middle credit score 780 with no history of delinquency reported since 10/2011.  Minimum credit score required 720.

3/3/2017 - Exception is overridden to EV2 with the attached courier receipt to evidence delivery to borrower of the redisclosed CD with accompanying letter of explanation (Stip 3/2) within  60 days of discovery under 130(B). TRID 0148 Exception Overridden to EV2.;
												Approved	B	B	B	B	B
300302084	282605	02/15/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	02/23/2017
Low DTI - 31.42% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $271,253.13 or 91 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 752/766 with no history of delinquency reported. Minimum credit score required 720.

2/16/17 - Received 3rd Party Desk Review that reflects original appraisal value of $1,150,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300302084	282661	02/15/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Loan Security Agreement.	02/17/2017
Low DTI - 31.42% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $271,253.13 or 91 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 752/766 with no history of delinquency reported. Minimum credit score required 720.
											2/16/2017 - Copy of the Exhibit A legal description attached to the Loan Security Agreement. . COLL 0001 Exception Cleared;	Approved	A	A	A	A	A
300302084	282707	02/15/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Buyer CD does not disclose seller paid real estate commissions
Low DTI - 31.42% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $271,253.13 or 91 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 752/766 with no history of delinquency reported. Minimum credit score required 720.
											2/16/2017 - "(courier), lox and revised CD". TRID 0196 Exception Overridden to EV2;	Approved	B	B	B	B	B
300302084	282728	02/15/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing documented rate lock date	02/17/2017
Low DTI - 31.42% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $271,253.13 or 91 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 752/766 with no history of delinquency reported. Minimum credit score required 720.
											2/16/2017 - "Rate Lock". ** Exception is cleared with the attached documented rate lock date. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300302084	282763	02/15/2017	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged	B1 Written VOE is dated more than 30 days prior to closing.
Low DTI - 31.42% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $271,253.13 or 91 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 752/766 with no history of delinquency reported. Minimum credit score required 720.

2/24/2017 - Although the WVOE is dated more than 30 days prior to closing the VVOE completed within 10 days of closing confirms borrowers active employment status. CRED 0007 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300302084	282764	02/15/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed
Appraisal Company entered on the Fraud Report does not match to the Appraisal Company listed on the appraisal report , which resulted in an ineligible list alert. Data should be corrected and report rerun.
									02/23/2017
Low DTI - 31.42% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $271,253.13 or 91 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 752/766 with no history of delinquency reported. Minimum credit score required 720.
											2/21/2017 - "Fraud Report". ** Exception is cleared with the attached fraud report. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300302084	282767	02/15/2017	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed	Missing Project Questionnaire, most recent audited financial statements including footnotes, and proposed operating budget for cooperative property.	02/23/2017
Low DTI - 31.42% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $271,253.13 or 91 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 752/766 with no history of delinquency reported. Minimum credit score required 720.
											2/21/2017 - "Coop Budget". ** Exception is cleared with the attached Project Questionnaire, most recent audited financial statements, and 2017 operating budget. COND 0002 Exception Cleared;	Approved	A	A	A	A	A
300302084	282773	02/15/2017	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing VOR for prior residence to confirm complete 24 months satisfactory landlord rating.	02/23/2017
Low DTI - 31.42% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $271,253.13 or 91 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 752/766 with no history of delinquency reported. Minimum credit score required 720.

2/21/2017 - "LOX and VOR". ** Exception is cleared. Credit report confirms satisfactory mortgage rating from 8/2011 to 5/2015, thus confirming complete 24 months satisfactory housing rating. CRED 0001 Exception Cleared;
												Approved	A	A	A	A	A
300302084	282775	02/15/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed	Section H Courier Fee of $75 paid to 3rd Party was not disclosed on the LE.	02/23/2017
Low DTI - 31.42% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $271,253.13 or 91 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 752/766 with no history of delinquency reported. Minimum credit score required 720.

2/21/2017 - "LOX". ** Exception is cleared with the attached letter of explanation confirming that the Section H Courier Fee of $75 paid to 3rd party was not required by the lender, thus can be excluded from 0% tolerance. TRID 0195 Exception Cleared;
												Approved	A	A	A	A	A
300302084	282782	02/15/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged	IRS Tax Transcripts were provided by the borrowers. IRS transcripts should be received directly from 3rd party. Missing 2014 IRS Transcript for B2.
Low DTI - 31.42% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $271,253.13 or 91 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 752/766 with no history of delinquency reported. Minimum credit score required 720.
											3/2/2017 - Exception re-reviewed. Exception is overridden to EV2 with IRS rejection notices (Stip 2/24 & 3/1) and two years signed 1040s. CRED 0087 Exception Overridden to EV2;	Approved	B	B	B	B	B
300302084	282802	02/15/2017	Credit	Missing Condo Project Approval	COND 0001	1	Closed	Cooperative Project Approval expired	02/23/2017
Low DTI - 31.42% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $271,253.13 or 91 months PITIA. 9 months reserves required.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 752/766 with no history of delinquency reported. Minimum credit score required 720.
											2/16/2017 - "Coop approval". ** Exception is cleared with the attached coop approval reflecting an approval date through the Note date. COND 0001 Exception Cleared;	Approved	A	A	A	A	A
300324865	284195	02/22/2017	Compliance	Missing Initial Loan Estimate	TRID 0170	1	Closed	Missing the initial LE	03/20/2017
Low DTI - Review calculated DTI of 29.20% is below the program maximum of 43%.; Verified employment history - WVOE dated 1/6/2017 confirms B1s employment from xxxx.; Verified reserves - Post closing reserves $237,111.34 or
 41 months PITIA. 9 months reserves required.
											2/23/2017 - Exception is cleared with the attached copy of the initial LE. TRID 0170 Exception Cleared;	Approved	A	A	A	A	A
300324865	284222	02/22/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing investor ordered 3rd party appraisal analysis. No post closing CDA provided.	02/27/2017
Low DTI - Review calculated DTI of 29.20% is below the program maximum of 43%.; Verified employment history - WVOE dated 1/6/2017 confirms B1s employment from xxxx.; Verified reserves - Post closing reserves $237,111.34 or
 41 months PITIA. 9 months reserves required.

2/24/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,375,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300324865	284231	02/22/2017	Credit	Missing Condo Project Approval	COND 0001	2	Acknowledged
1) Missing Cooperative Approval

2) Missing Project Questionnaire

3) Missing Most recent audited financial statements including footnotes

 4) Missing proposed Operating Budget for the upcoming fiscal year

Low DTI - Review calculated DTI of 29.20% is below the program maximum of 43%.; Verified employment history - WVOE dated 1/6/2017 confirms B1s employment from xxxx.; Verified reserves - Post closing reserves $237,111.34 or
 41 months PITIA. 9 months reserves required.
											3/17/2017 - Received investors acknowledgement of the exception to lender guide for missing audited financial statements for the coop property. . COND 0001 Exception Overridden to EV2.	Approved	B	B	B	B	B
300324865	284239	02/22/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Written VOE is dated more than 30 days prior to closing.	02/24/2017
Low DTI - Review calculated DTI of 29.20% is below the program maximum of 43%.; Verified employment history - WVOE dated 1/6/2017 confirms B1s employment from xxxx.; Verified reserves - Post closing reserves $237,111.34 or
 41 months PITIA. 9 months reserves required.
											2/23/2017 - "WVOE". ** Exception is cleared with the attached WVOE dated within 30 days prior to closing. CRED 0007 Exception Cleared;	Approved	A	A	A	A	A
300324865	284240	02/22/2017	Credit	Credit Score (FICO) exception	CRED 0003	2	Acknowledged	B1 middle credit score of 703 does not meet the minimum credit score requirement of 720.
Low DTI - Review calculated DTI of 29.20% is below the program maximum of 43%.; Verified employment history - WVOE dated 1/6/2017 confirms B1s employment from xxxx.; Verified reserves - Post closing reserves $237,111.34 or
 41 months PITIA. 9 months reserves required.

3/1/2017 - "Exception for credit score". ** Exception is overridden to EV2 with the attached investor acknowledgement of the FICO score exception based on low DTI, low LTV, strong reserves, and last derog reported 2012. CRED 0003 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300324865	284264	02/22/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing evidence of insurance providing walls-in and personal contents coverage.	03/06/2017
Low DTI - Review calculated DTI of 29.20% is below the program maximum of 43%.; Verified employment history - WVOE dated 1/6/2017 confirms B1s employment from xxxx.; Verified reserves - Post closing reserves $237,111.34 or
 41 months PITIA. 9 months reserves required.
											2/23/2017 - "insurance". ** Exception is cleared with the attached certificate of insurance. CRED 0103 Exception Cleared;	Approved	A	A	A	A	A
300324865	285023	02/24/2017	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed
Approval DTI: 27.052% per 1008 (pg 165) / Review DTI: 29.20% (Program Max 43%), variance exceeds 2% tolerance. Hazard insurance payment of $158/mo in qualifying (CRED 0103 Stip 2/23). 1008/1003/CD to be corrected.
									03/20/2017
Low DTI - Review calculated DTI of 29.20% is below the program maximum of 43%.; Verified employment history - WVOE dated 1/6/2017 confirms B1s employment from xxxx.; Verified reserves - Post closing reserves $237,111.34 or
 41 months PITIA. 9 months reserves required.
											3/17/2017 - "Signed 1003". Exception is cleared with the attached borrower signed corrected 1003/Application. CRED 0004 Exception Cleared;	Approved	A	A	A	A	A
300324865	288513	03/09/2017	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged
REF CRED 0004 Stip 3/8. Re-disclosed CD disclosed a monthly hazard insurance payment of $185 based on an annual premium of $2200. Hazard insurance premium is $1896 with monthly installments due of $158 (CRED 0103 Stip 2/27). Provide documentation to support the disclosed payment of $185.

Low DTI - Review calculated DTI of 29.20% is below the program maximum of 43%.; Verified employment history - WVOE dated 1/6/2017 confirms B1s employment from xxxx.; Verified reserves - Post closing reserves $237,111.34 or
 41 months PITIA. 9 months reserves required.

3/27/2017 - Re-disclosure, letter of explanation, and courier receipt to evidence delivery to borrower was completed within 60 days of discovery under 130(B) was received. TRID 0144 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300324865	290253	03/15/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing documented rate lock date	03/20/2017
Low DTI - Review calculated DTI of 29.20% is below the program maximum of 43%.; Verified employment history - WVOE dated 1/6/2017 confirms B1s employment from xxxx.; Verified reserves - Post closing reserves $237,111.34 or
 41 months PITIA. 9 months reserves required.
											3/16/2017 - Exception is cleared with the attached borrower signed Lock-In Agreement. Rate Lock terms were disclosed on the LE dated the same date as the the agreement. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300342889	287987	03/08/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD (pg 217) does not disclose the seller paid real estate commission (pg 224).
Low DTI - Approved 19.536% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 3/1992, Middle credit score 758 with no history of delinquency reported . Minimum credit score required 720.; Verified reserves - Post closing reserved $56,691.61 or 21 months PITIA. 9 months PITIA required.

3/16/2017 - Exception is overridden to EV2 with the attached redisclosure, letter of explanation, and courier receipt to evidence delivery of the re-disclosure to borrower was completed within 60 days of discovery under 130(B). TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300342889	288031	03/08/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate
Low DTI - Approved 19.536% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 3/1992, Middle credit score 758 with no history of delinquency reported . Minimum credit score required 720.; Verified reserves - Post closing reserved $56,691.61 or 21 months PITIA. 9 months PITIA required.
											3/13/2017 - Confirmed that the initial disclosure was sent electronically within 3 days of the application date. TRID 0191 Exception Overridden to EV2.	Approved	B	B	B	B	B
300342889	288032	03/08/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing investor ordered 3rd party appraisal analysis to reflect value of $595,000 is supported.	03/21/2017
Low DTI - Approved 19.536% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 3/1992, Middle credit score 758 with no history of delinquency reported . Minimum credit score required 720.; Verified reserves - Post closing reserved $56,691.61 or 21 months PITIA. 9 months PITIA required.

3/16/2017 - Received corrected 3rd Party Desk Review that reflects original appraisal value of $595,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. Lot number was corrected to match the Mortgage. APPR 0040 Exception Cleared;
												Approved	A	A	A	A	A
300342889	288063	03/08/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing 4506T form signed at application	03/14/2017
Low DTI - Approved 19.536% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 3/1992, Middle credit score 758 with no history of delinquency reported . Minimum credit score required 720.; Verified reserves - Post closing reserved $56,691.61 or 21 months PITIA. 9 months PITIA required.
											3/13/2017 - Exception is cleared with the attached borrower esigned 4506T form. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300342889	288064	03/08/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing Verbal Verification of Employment dated within 10 business days prior to closing. Only WVOE provided. Lender guides require both WVOE and VVOE.	03/14/2017
Low DTI - Approved 19.536% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 3/1992, Middle credit score 758 with no history of delinquency reported . Minimum credit score required 720.; Verified reserves - Post closing reserved $56,691.61 or 21 months PITIA. 9 months PITIA required.
											3/13/2017 - "Verbal VOE". ** Exception is cleared with the attached VVOE dated within 10 days prior to closing. CRED 0007 Exception Cleared;	Approved	A	A	A	A	A
300342889	288078	03/08/2017	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed	Missing Condo Questionnaire and projected budget. Projected budget required for full condo project review.	03/14/2017
Low DTI - Approved 19.536% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 3/1992, Middle credit score 758 with no history of delinquency reported . Minimum credit score required 720.; Verified reserves - Post closing reserved $56,691.61 or 21 months PITIA. 9 months PITIA required.
											3/13/2017 - Exception is cleared with the attached condo questionnaire and projected budget. COND 0002 Exception Cleared;	Approved	A	A	A	A	A
300342889	288090	03/08/2017	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged	Letter of explanation (pg 302) states that the borrower is living rent free with 3rd party since vacating prior residence 10/7/2016 (pg 300). Missing letter from 3rd party to support.
Low DTI - Approved 19.536% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 3/1992, Middle credit score 758 with no history of delinquency reported . Minimum credit score required 720.; Verified reserves - Post closing reserved $56,691.61 or 21 months PITIA. 9 months PITIA required.
											4/3/2017 - Received investors acknowledgment of the exception for missing "rent free" letter from 3rd party. CRED 0001 Exception Overridden to EV2;	Approved	B	B	B	B	B
300342889	288091	03/08/2017	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed	CD (pg 217) did not disclose City tax payment of $292.50 / mo (pg 170-171). Disclosed payment $92.58 consists of county tax payment $35.83 (pg 239) and insurance $56.75 (pg 257)	03/17/2017
Low DTI - Approved 19.536% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 3/1992, Middle credit score 758 with no history of delinquency reported . Minimum credit score required 720.; Verified reserves - Post closing reserved $56,691.61 or 21 months PITIA. 9 months PITIA required.
											3/13/2017 - Exception is cleared. Disclosed monthly property tax payment was calculated using the borrowers the ownership percentage of the property (pg 429). TRID 0092 Exception Cleared;	Approved	A	A	A	A	A
300342889	288092	03/08/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing evidence that the CD was received prior to closing	03/17/2017
Low DTI - Approved 19.536% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 3/1992, Middle credit score 758 with no history of delinquency reported . Minimum credit score required 720.; Verified reserves - Post closing reserved $56,691.61 or 21 months PITIA. 9 months PITIA required.

3/13/2017 - Exception is cleared with the attached copy of the initial CD and accompanying disclosure tracking, which was not presented in the original loan file. Initial CD was electronically delivered to borrower on the date of issuance. TRID 0008 Exception Cleared;
												Approved	A	A	A	A	A
300342889	289348	03/13/2017	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	Legal description listed on the Appraisal Report does not match to the legal description listed on the Title Commitment / Mortgage	03/21/2017
Low DTI - Approved 19.536% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 3/1992, Middle credit score 758 with no history of delinquency reported . Minimum credit score required 720.; Verified reserves - Post closing reserved $56,691.61 or 21 months PITIA. 9 months PITIA required.
											3/13/2017 - Exception is cleared with the attached corrected appraisal report. Lot number was corrected to match to the Mortgage. COLL 0002 Exception Cleared;	Approved	A	A	A	A	A
300312379	288172	03/08/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Loan Security Agreement for cooperative property (pg 3)	03/14/2017
Verified employment history - WVOE dated 1/6/2017 (pg 286) confirms the borrowers employment from xxxx to Present. VOE date 2/21/2017 (pg 290) confirms that borrower remains active.
 ; Low DTI - 36.84% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 51.54% LTV is below the program maximum of 80%.

3/13/2017 - "LOX and Loan Security Agreement". ** Security Instrument should list the APN. The Security Instrument and UCC filing lists the Lot/Block number and property address that matches to the Appraisal Report, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared;
												Approved	A	A	A	A	A
300312379	288559	03/09/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing investor ordered 3rd party appraisal analysis to reflect value of $1,525,000 is supported.	03/14/2017
Verified employment history - WVOE dated 1/6/2017 (pg 286) confirms the borrowers employment from xxxx to Present. VOE date 2/21/2017 (pg 290) confirms that borrower remains active.
 ; Low DTI - 36.84% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 51.54% LTV is below the program maximum of 80%.

3/13/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,525,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared
												Approved	A	A	A	A	A
300312379	288567	03/09/2017	Credit	Missing Title Evidence	TITL 0001	1	Closed	Missing co-op lien search.	03/14/2017
Verified employment history - WVOE dated 1/6/2017 (pg 286) confirms the borrowers employment from xxxx to Present. VOE date 2/21/2017 (pg 290) confirms that borrower remains active.
 ; Low DTI - 36.84% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 51.54% LTV is below the program maximum of 80%.
											3/13/2017 - Exception is cleared with the attached cooperative apartment search. TITL 0001 Exception Cleared;	Approved	A	A	A	A	A
300312379	288735	03/10/2017	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed	Missing the following documentation for the co-op property: * Co-op project approval * Project Questionnaire * Most recent audited financial statements including footnotes * Proposed operating budget.	04/03/2017
Verified employment history - WVOE dated 1/6/2017 (pg 286) confirms the borrowers employment from xxxx to Present. VOE date 2/21/2017 (pg 290) confirms that borrower remains active.
 ; Low DTI - 36.84% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 51.54% LTV is below the program maximum of 80%.

4/3/2017 - Exception is cleared with the attached 2017 Coop Operating Budget. Coop project approval, questionnaire, and financial statements were previously provided on 3/13/2017. COND 0002 Exception Cleared;
												Approved	A	A	A	A	A
300312379	288736	03/10/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	2	Acknowledged	Missing evidence of insurance that provides personal contents coverage.
Verified employment history - WVOE dated 1/6/2017 (pg 286) confirms the borrowers employment from xxxx to Present. VOE date 2/21/2017 (pg 290) confirms that borrower remains active.
 ; Low DTI - 36.84% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 51.54% LTV is below the program maximum of 80%.

3/27/2017 - Received investors acknowledgment for missing hazard insurance policy providing coverage for personal contents. Coop blanket policy provides dwelling coverage. HAZ 0004 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300312379	288798	03/10/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	WVOEs (pg 286, 184) are dated more than 30 days prior to closing.	03/20/2017
Verified employment history - WVOE dated 1/6/2017 (pg 286) confirms the borrowers employment from xxxx to Present. VOE date 2/21/2017 (pg 290) confirms that borrower remains active.
 ; Low DTI - 36.84% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 51.54% LTV is below the program maximum of 80%.
											3/17/2017 - Exception is cleared with the attached pre-consummation dated WVOE that is dated within 30 days prior to closing. CRED 0007 Exception Cleared;	Approved	A	A	A	A	A
300349969	291812	03/23/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Buyer Final CD (pg 27) does not disclose the seller paid real estate commissions (pg 34)		Verified credit history - Oldest tradeline 10/2001, Middle credit scores 748 / 748 with no history of delinquency reported. Minimum credit score require 720.
3/31/2017 - Exception is cured with the attached courier receipt to evidence that the re-disclosure and accompanying letter of explanation (Stip 3/28) were delivered to borrower within 60 days of discovery. TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300349969	291824	03/23/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing investor ordered 3rd party appraisal analysis to reflect value of $1,000,000 is supported. No post closing CDA provided.	04/13/2017	Verified credit history - Oldest tradeline 10/2001, Middle credit scores 748 / 748 with no history of delinquency reported. Minimum credit score require 720.
4/11/2017 - Received 3rd Party Desk Review that reflects a value of $975,000 resulting in a negative 2.5% variance of the original appraisal value of $1,000,000 which is within acceptable tolerance of 10%. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300349969	291825	03/23/2017	Property	Missing Appraiser License	APPR 0043	1	Closed	Missing Appraiser License	04/13/2017	Verified credit history - Oldest tradeline 10/2001, Middle credit scores 748 / 748 with no history of delinquency reported. Minimum credit score require 720.	3/29/2017 - Exception is cleared with the attached copy of the appraisers license. APPR 0043 Exception Cleared;	Approved	A	A	A	A	A
300349969	291842	03/23/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing Final Seller CD to evidence sale of the departing residence.	04/06/2017	Verified credit history - Oldest tradeline 10/2001, Middle credit scores 748 / 748 with no history of delinquency reported. Minimum credit score require 720.	4/5/2017 - Exception is cleared with the attached signed Alta Settlement Statement for departing residence. HUD 0011 Exception Cleared;	Approved	A	A	A	A	A
300349969	291926	03/24/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing written VOEs dated within 30 days prior to closing as required per lender guides.	04/06/2017	Verified credit history - Oldest tradeline 10/2001, Middle credit scores 748 / 748 with no history of delinquency reported. Minimum credit score require 720.	4/5/2017 - Exception is cleared with the attached WVOEs dated within 30 days prior to closing. CRED 0007 Exception Cleared;	Approved	A	A	A	A	A
300349969	291929	03/24/2017	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Unemployment compensation to be addressed. Missing documentation to evidence 12 months of receipt.		Verified credit history - Oldest tradeline 10/2001, Middle credit scores 748 / 748 with no history of delinquency reported. Minimum credit score require 720.	5/10/2017 - Per Appendix Q, Periods less than 12 months may be acceptable. Subsidy is paid from State agency, thus considered willing and able source of income. CRED 0082 Exception Overridden to EV2;	Approved	B	B	B	B	B
300349969	291939	03/24/2017	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed	Loan file is missing a copy of the paystub dated 2/28/2017 that was used for calculating the income.	05/12/2017	Verified credit history - Oldest tradeline 10/2001, Middle credit scores 748 / 748 with no history of delinquency reported. Minimum credit score require 720.
5/10/2017 - YTD Paystub was not presented in the original loan file (Stip 5/8) nor lox for unemployment compensation reported in 2015 (Stip 5/5). DTI decreased to 42.81% with recalculated income. CRED 0004 Exception Cleared;
												Approved	A	A	A	A	A
300349969	291942	03/24/2017	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	The 1003/Application to be updated to list the actual documented income source. Further, 2106 Unreimbursed Employment Expenses are not listed on the 1003/Application.	05/08/2017	Verified credit history - Oldest tradeline 10/2001, Middle credit scores 748 / 748 with no history of delinquency reported. Minimum credit score require 720.
5/5/2017 - Exception is cleared with the attached corrected 1003/Application. Correction has been initialed by the borrowers to evidence acknowledgement of the change. Expenses were deducted from base income calc and is considered non-material. APP 0006 Exception Cleared;
												Approved	A	A	A	A	A
300349969	291948	03/24/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	1) Missing Final Seller CD for departing residence to evidence receipt of sale proceeds 2) Missing evidence of liquidation from B2s annuity 3) Missing annuity asset documentation	04/06/2017	Verified credit history - Oldest tradeline 10/2001, Middle credit scores 748 / 748 with no history of delinquency reported. Minimum credit score require 720.	4/5/2017 - Documentation to evidence the liquidation of the annuity. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300349969	291949	03/24/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation to address the Online Data Alert(pg 634).	03/29/2017	Verified credit history - Oldest tradeline 10/2001, Middle credit scores 748 / 748 with no history of delinquency reported. Minimum credit score require 720.
3/29/2017 - Exception is cleared with the attached internet printout that evidences the affiliation between the employer name stated on the 1003/VOE and the employer listed on the  W2/Paystub. FRAUD 0001 Exception Cleared;
												Approved	A	A	A	A	A
300349969	291950	03/24/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed
Disclosure tracking confirms that the Initial LE was sent to borrower by mail on 1/19/2017 (pg 621). The Acknowledgment of Intent to Proceed was wet signed by the borrower on 1/19/2017 (pg 430), which is prior to the LE receipt date.
									05/17/2017	Verified credit history - Oldest tradeline 10/2001, Middle credit scores 748 / 748 with no history of delinquency reported. Minimum credit score require 720.	5/15/2017 - Exception is cleared with the attached LE that was wet signed by the borrowers on the issuance date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300334062	294502	04/07/2017	Compliance	Missing Evidence of Initial Disclosure(s)	TRID 0187	1	Closed	Missing Initial CD dated 3/27/2017 (pg 641-Tracking)	04/11/2017	Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.	4/10/2017 - Exception is cleared with the attached copy of the initial CD. TRID 0187 Exception Cleared;	Approved	A	A	A	A	A
300334062	294503	04/07/2017	Compliance	LE / CD Re-Disclosure Made Post-Consummation	TRID 0146	2	Acknowledged	Missing accompanying letter of explanation and evidence of delivery to borrower of the post-consummation corrective CD (pg 632).		Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.
4/10/2017 - Re-disclosure and accompanying letter of explanation. Shipment tracking performed with the attached courier receipt that confirms delivery to borrower completed within 60 days of discovery under 130(B). TRID 0146 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300334062	294514	04/07/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing documented rate lock date	04/11/2017	Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.	4/10/2017 - Exception is cleared with the attached borrower signed Lock-In Agreement. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300334062	294516	04/07/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,065,000 is supported. No post closing CDA provided.	06/06/2017	Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.
4/10/2017  - Received 3rd Party Desk Review that reflects original appraisal value of $1,065,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300334062	294525	04/07/2017	Credit	Questionable Occupancy	CRED 0015	2	Acknowledged	Subject is stated to be owner occupied. Missing personal hazard insurance policy providing coverage for personal contents.		Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.
4/17/2017 - Exception re-reviewed. Loan file contains borrower signed occupancy affidavits. Borrowers own other REO, however,  subject property is located in the same City/State which B1 is employed. CRED 0015 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300334062	294528	04/07/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Fraud report variances to be addressed by lender (pg 581)	04/25/2017	Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.	4/25/2017 - Exception is cleared with the attached comprehensive fraud report with adjusted low risk borrower / property scores of 1000. All variances cleared by lender. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300334062	294548	04/07/2017	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	WVOE for B1 is dated more than 30 days prior to closing (pg 366)	04/11/2017	Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.	4/10/2017 - Exception is cleared with the attached WVOE for B1 that is dated within 30 days prior to closing. GIDE 0001 Exception Cleared;	Approved	A	A	A	A	A
300334062	294553	04/07/2017	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	Missing copy of the original appraisal report.	06/06/2017	Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.	4/10/2017 - Exception is cleared with the attached copy of the appraisal report. APPR 0001 Exception Cleared;	Approved	A	A	A	A	A
300334062	294554	04/07/2017	Credit	Missing Employment doc (VVOE)	CRED 0006	2	Acknowledged	Missing verification of self-employment for B2s 1040 Schedule C business (pg 273, 285) for which income was considered.		Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.
5/15/2017 -  Post-consummation dated SOS can be accepted to override the exception in support of the pre-consummation dated SOS in file and two years tax returns to satisfy Appendix Q requirements. CRED 0006 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300334062	294557	04/07/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing YTD P&L and Balance Sheet for B2s 1040 Schedule C self-employment business (pg 273,285).	05/15/2017	Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.	5/10/2017 -Compensation to officer from the corporate return is reported on the borrowers 1040 Schedule C. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300334062	294564	04/07/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	1) Missing 4506T form signed at application for B2 (pg 139). 2) Missing 4506T forms for B2s 1120S business signed at application and closing.	04/27/2017	Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.
4/26/2017 - Exception is cleared with the attached 4506T forms for B2 signed at application and closing. 4506T form for B2s 1120S self-employment business were previously provided via stip presentment on 4/24. CRED 0087 Exception Cleared;
												Approved	A	A	A	A	A
300334062	294570	04/07/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Large deposits unsourced. Funds are required to meet reserve requirements.	04/12/2017	Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.
4/10/2017 - Received B2s asset statement to source large deposit posted 1/30. Asset statements for B1 evidence that the large deposit on 11/18 was subsequently reversed due to ATM Error. CRED 0083 Exception Cleared;
												Approved	A	A	A	A	A
300334062	294584	04/07/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	2	Acknowledged
Missing evidence of delivery to borrower of the initial LE issued 12/19/2016 (pg 540). Disclosure tracking (pg 638) receipt date not documented. Intent to proceed was wet signed on 12/20/2016 (pg 511), which is prior to the presumed receipt date of 12/22 with Mailbox Rule applied.
										Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.
4/10/2017 - Exception re-reviewed. Intent to proceed was wet signed by the borrower on 12/20/2016, which is prior to LE receipt date with the mailbox rule applied. Exception can be overridden to EV2 under pre-disclosure fee restriction. TRID 0044 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300334062	294605	04/07/2017	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed	Missing the coops most recent audited financial statements including footnotes and proposed operating budget.	05/09/2017	Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.	4/11/2017 - "Budget". ** Exception is cleared with the attached budget. 12/31/2015 financial statements were provided 4/10. COND 0002 Exception Cleared;	Approved	A	A	A	A	A
300334062	295293	04/11/2017	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing investor ordered CDA to reflect value of $1,065,000 is supported.	04/18/2017	Low DTI - 37.05% DTI is below the program maximum of 43%; Verified employment history - VOE dated 3/29/17 confirms B1s employment with present employer from xxxx.
4/18/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,065,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300375864	296694	04/17/2017	Compliance	Homeownership Counseling Disclosure does not contain minimum required 10 counselors	RESPA 0030	1	Closed	Missing Homeownership Counseling Organization List	04/19/2017
Verified housing payment history  - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx per VVOE (pg 260). ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.
											4/18/2017 - Exception is cleared with the attached Homeownership Counseling Organization List addressed to borrower. RESPA 0030 Exception Cleared;	Approved	A	A	A	A	A
300375864	296710	04/17/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing investor ordered 3rd party appraisal analysis to reflect value of $2,325,000 is supported. No post closing CDA provided.	04/25/2017
Verified housing payment history  - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx per VVOE (pg 260). ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.

4/21/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $2,325,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300375864	296720	04/17/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Missing documented hazard insurance premium.	04/19/2017
Verified housing payment history  - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx per VVOE (pg 260). ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.
											4/19/2017 - Exception is cleared with the attached hazard insurance receipt. HAZ 0004 Exception Cleared;	Approved	A	A	A	A	A
300375864	296735	04/17/2017	Credit	Guideline Exception(s)	GIDE 0001	2	Acknowledged	Missing updated WVOEs for B1/B2 dated within 30 days prior to closing as required per lender guides.
Verified housing payment history  - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx per VVOE (pg 260). ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.
											4/27/2017 - Received investors acknowledgment of the exception to lender guides for missing WVOE dated within 30 days prior to closing. GIDE 0001 Exception Overridden to EV2;	Approved	B	B	B	B	B
300375864	297174	04/18/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing documented rate lock date.	04/19/2017
Verified housing payment history  - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx per VVOE (pg 260). ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.
											4/19/2017 - Exception is cleared with the attached Internal Lock Conformation. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300375864	297344	04/19/2017	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged	Disclosed monthly property insurance is $320.59. Documented monthly hazard insurance payment is $336.52 (HAZ 0004 Stip 4/19).
Verified housing payment history  - 54 months 0x30 mortgage history per credit report and 791/785 mid credit scores, 740 minimum required per guides; Verified employment history - B1 has been employed with current employer since xxxx per VVOE (pg 260). ; Low DTI - Verified low DTI of 22.58%. Max allowed per guides is 40%.

5/3/2017 - Letter of explanation, borrower signed Notice of Right to Cancel, and courier receipt to evidence delivery to borrower completed within 60 days of discovery under 130(B). TRID 0092 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300355753	296747	04/17/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final Borrower CD (pg 16) does not reflect any commission paid to the listing or selling agents. Seller CD (pg 22) reflects commissions were paid.
Verified credit history - 793/784 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1995. ; Verified reserves - Post closing reserves of $313,983.18, 83 months of PITI reserves. 9 months of PITI reserves required.

4/18/2017 - Exception is cured with the attached re-disclosure and accompanying letter of explanation. Shipment tracking performed with the attached shipping label confirms delivery to borrower was completed within 60 days of discovery under 130(B). TRID 0196 Exception Overridden to EV2.
												Approved	B	B	B	B	B
300355753	296766	04/17/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $800,000 is supported. No post closing CDA provided.	04/25/2017
Verified credit history - 793/784 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1995. ; Verified reserves - Post closing reserves of $313,983.18, 83 months of PITI reserves. 9 months of PITI reserves required.

4/21/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $800,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300355753	296833	04/17/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Hazard coverage is not sufficient to cover Note amount Cost to Rebuild of $567,505 (pg 454).	04/19/2017
Verified credit history - 793/784 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1995. ; Verified reserves - Post closing reserves of $313,983.18, 83 months of PITI reserves. 9 months of PITI reserves required.
											4/19/2017 - Exception is cleared with the attached insurer replacement cost estimator. Dwelling coverage is sufficient to cover the insurers estimated replacement cost. HAZ 0004 Exception Cleared;	Approved	A	A	A	A	A
300355753	297391	04/19/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing documented rate lock date.	04/25/2017
Verified credit history - 793/784 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1995. ; Verified reserves - Post closing reserves of $313,983.18, 83 months of PITI reserves. 9 months of PITI reserves required.
											4/20/2017 - Exception is cleared with the attached Internal Lock Confirmation. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300342896	296997	04/18/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Mortgage (pg 4)	04/19/2017
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 788 / 771 with no history of delinquency reported (pg 350). Minimum credit score required 720.; Low DTI - Review calculated DTI 16.35% is below the program maximum of 43%.; Verified reserves - Post closing reserves $460,259.33 or 480 months PITI. 9 months reserves required.

4/19/2017 - Exception is cleared with the attached letter of intent to re-record. Corrected Mortgage is attached. Mortgage was corrected to include the APN. Confirmed APN matches to the APN listed on the Appraisal. COLL 0001 Exception Cleared;
												Approved	A	A	A	A	A
300342896	297010	04/18/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD (pg 17) does not disclose seller paid real estate commission (pg 25).
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 788 / 771 with no history of delinquency reported (pg 350). Minimum credit score required 720.; Low DTI - Review calculated DTI 16.35% is below the program maximum of 43%.; Verified reserves - Post closing reserves $460,259.33 or 480 months PITI. 9 months reserves required.

4/19/2017 - Exception is cured with the attached re-disclosure and accompanying letter of explanation. Attached courier receipt evidences delivery to borrower completed within 60 days of discovery under 130(B). TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300342896	297020	04/18/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,100,000 is supported.	04/25/2017
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 788 / 771 with no history of delinquency reported (pg 350). Minimum credit score required 720.; Low DTI - Review calculated DTI 16.35% is below the program maximum of 43%.; Verified reserves - Post closing reserves $460,259.33 or 480 months PITI. 9 months reserves required.
											4/18/2017 - Received lender ordered CDA that reflects original appraisal value of $1,100,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300342896	297024	04/18/2017	Property	Missing Required Property Inspection	PROP 0003	1	Closed	Missing required investor ordered 3rd party appraisal analysis to reflect value of $1,100,000 is supported. No post closing CDA provided.	04/25/2017
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 788 / 771 with no history of delinquency reported (pg 350). Minimum credit score required 720.; Low DTI - Review calculated DTI 16.35% is below the program maximum of 43%.; Verified reserves - Post closing reserves $460,259.33 or 480 months PITI. 9 months reserves required.

4/21/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. PROP 0003 Exception Cleared;
												Approved	A	A	A	A	A
300342896	297027	04/18/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter	04/25/2017
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 788 / 771 with no history of delinquency reported (pg 350). Minimum credit score required 720.; Low DTI - Review calculated DTI 16.35% is below the program maximum of 43%.; Verified reserves - Post closing reserves $460,259.33 or 480 months PITI. 9 months reserves required.
											4/18/2017 - Exception is cleared with the attached Closing Service Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300342896	297029	04/18/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Missing documented hazard insurance premium (pg 34).	04/19/2017
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 788 / 771 with no history of delinquency reported (pg 350). Minimum credit score required 720.; Low DTI - Review calculated DTI 16.35% is below the program maximum of 43%.; Verified reserves - Post closing reserves $460,259.33 or 480 months PITI. 9 months reserves required.
											4/18/2017 - Exception is cleared with the attached email correspondence from the insurer that provides the annual hazard insurance premium. HAZ 0004 Exception Remains;	Approved	A	A	A	A	A
300342896	297036	04/18/2017	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Missing Verbal Verification of Employment for B1s 1120S business performed by a third-party (e.g. clients employee) within 30 calendar days for self-employed borrowers.	04/19/2017
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 788 / 771 with no history of delinquency reported (pg 350). Minimum credit score required 720.; Low DTI - Review calculated DTI 16.35% is below the program maximum of 43%.; Verified reserves - Post closing reserves $460,259.33 or 480 months PITI. 9 months reserves required.
											4/19/2017 - Exception is cleared with the attached pre-consummation dated VVOE for B1s self-employment business. GIDE 0001 Exception Cleared;	Approved	A	A	A	A	A
300342896	297183	04/18/2017	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed. Missing recording instructions.	04/19/2017
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 788 / 771 with no history of delinquency reported (pg 350). Minimum credit score required 720.; Low DTI - Review calculated DTI 16.35% is below the program maximum of 43%.; Verified reserves - Post closing reserves $460,259.33 or 480 months PITI. 9 months reserves required.
											4/19/2017 - Exception is cleared with the attached cover page and accompanying documentation addressed to county court requesting recording. DEED 0049 Exception Cleared;	Approved	A	A	A	A	A
300342896	297188	04/18/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing documented rate lock date	04/19/2017
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 788 / 771 with no history of delinquency reported (pg 350). Minimum credit score required 720.; Low DTI - Review calculated DTI 16.35% is below the program maximum of 43%.; Verified reserves - Post closing reserves $460,259.33 or 480 months PITI. 9 months reserves required.
											4/19/2017 - Exception is cleared with attached Internal Lock Confirmation. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300342896	298706	04/25/2017	Credit	LTV Exceeds Max Allowed	CRED 0010	2	Acknowledged	Calculated LTV 80% exceeds program maximum of 75% (80% - 5% Reduction).
Verified credit history - Oldest tradeline 11/1999, Middle credit scores 788 / 771 with no history of delinquency reported (pg 350). Minimum credit score required 720.; Low DTI - Review calculated DTI 16.35% is below the program maximum of 43%.; Verified reserves - Post closing reserves $460,259.33 or 480 months PITI. 9 months reserves required.
											4/25/2017 - Received investors acknowledgment of the 5% LTV exception based on the low DTI and verified reserves. CRED 0010 Exception Overridden to EV2;	Approved	B	B	B	B	B
300349962	303049	05/17/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required investor ordered 3rd party appraisal analysis to reflect value of $3,700,000 is supported. No post closing CDA provided.	05/25/2017
Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 75%.; Low DTI - 24.99% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1994, Middle credit scores 785/784 with no history of delinquency reported in the past 24 months. Minimum credit score required 720.

5/24/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $3,700,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300349962	303165	05/18/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing Secretary of State search for B1s self-employment business that evidences the 1065 business is closed.	05/25/2017
Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 75%.; Low DTI - 24.99% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1994, Middle credit scores 785/784 with no history of delinquency reported in the past 24 months. Minimum credit score required 720.

5/23/2017 - Settlement Statement, Bill of Sale, License Transfer, Proprietary Information / Non-complete Agreement,and Lease Modification to support CPA letter provided in file that states B1s self-employment business was sold. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300349962	303166	05/18/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
1) Missing 4506T form signed by the borrowers at application.

2) Missing 4506T forms for  B1s self-employment business.

3) Missing 2016 IRS Transcript for B1s self-employment business that reflects No Record of Return filed.

 4) Missing 2016 IRS Transcript that reflects No Record of Return filed.
									05/25/2017
Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 75%.; Low DTI - 24.99% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1994, Middle credit scores 785/784 with no history of delinquency reported in the past 24 months. Minimum credit score required 720.
											5/25/2017 - Documentation provided via stips 5/23 confirms B1s self-employment business was sold, thus evidence of extension to file 2016 return is not required. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300349962	303167	05/18/2017	Credit	Missing Letter of Explanation	CRED 0104	1	Closed
Mailing address listed on the Final 1003/Application is the borrowers secondary residence. Missing borrower signed letter of explanation to address mailing address not being subject/primary residence address.
									05/25/2017
Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 75%.; Low DTI - 24.99% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1994, Middle credit scores 785/784 with no history of delinquency reported in the past 24 months. Minimum credit score required 720.

5/24/2017 - Exception is cleared with the attached borrower signed letter of explanation. Borrower signed Affidavit of Occupancy was provided in file to evidence intent to occupy subject as a principal residence. CRED 0104 Exception Cleared;
												Approved	A	A	A	A	A
300349962	303177	05/18/2017	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing signed lease agreement on prior residence to complete 24 months housing payment verification. 12 months canceled checks provided 4/2015 to 3/2016 (pg 334-352).	05/22/2017
Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 75%.; Low DTI - 24.99% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1994, Middle credit scores 785/784 with no history of delinquency reported in the past 24 months. Minimum credit score required 720.
											5/19/2017 - Exception is cleared with the attached signed lease agreement for prior residence. CRED 0001 Exception Cleared;	Approved	A	A	A	A	A
300349962	303178	05/18/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	The Initial Closing Disclosure Received Date of (2017-05-04) is not three business days before the consummation date of (2017-05-04).	05/25/2017
Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 75%.; Low DTI - 24.99% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1994, Middle credit scores 785/784 with no history of delinquency reported in the past 24 months. Minimum credit score required 720.
											5/18/2017 - Exception is cleared with the attached copy of the initial CD and disclosure tracking that evidences delivery to borrower on the issuance date. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300349962	303179	05/18/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed	Missing evidence of receipt of the initial LE (pg 180).	05/25/2017
Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 75%.; Low DTI - 24.99% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1994, Middle credit scores 785/784 with no history of delinquency reported in the past 24 months. Minimum credit score required 720.
											5/18/2017 - Exception is cleared with the attached disclosure tracking that evidences delivery of the initial LE to borrower on the issuance date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300349962	303182	05/18/2017	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed	Missing required coop documentation: Project Questionnaire Most recent audited financial statements including footnotes Proposed operating budget for upcoming fiscal year	05/19/2017
Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 75%.; Low DTI - 24.99% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1994, Middle credit scores 785/784 with no history of delinquency reported in the past 24 months. Minimum credit score required 720.
											5/18/2017 - Exception is cleared with the attached 2016/17 Coop Budget, Financial Statements for the Coop for Years Ended 6/30/2016 and 2015, and Coop Questionnaire. COND 0002 Exception Cleared;	Approved	A	A	A	A	A
300349962	303183	05/18/2017	Credit	Missing Condo Project Approval	COND 0001	1	Closed	Missing coop project approval	05/22/2017
Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 75%.; Low DTI - 24.99% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 7/1994, Middle credit scores 785/784 with no history of delinquency reported in the past 24 months. Minimum credit score required 720.
											5/19/2017 - Exception is cleared with the attached Coop Approval. COND 0001 Exception Cleared;	Approved	A	A	A	A	A
300186831	241426	08/10/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	2	Acknowledged	Missing valid COC for increase in Appraisal fee of $375 on Loan Estimate (pg 510) to $600 on Closing Disclosure.
Verified employment history - Verified xx yr stable employment history per VVOE.; Low DTI - 24.56% DTI is well below the maximum of 43%.; Verified reserves - Post closing reserves of $890,484.95, 208 months of verified reserves. 9 months of PITI reserves required. Sufficient reserves for subject and primary residence.
											9/21/2016 - Cancelled check evidences receipt of the refund to borrower completed within 60 calendar days of consummation. Transaction is not rescindable. TRID 0119 Exception Overridden to EV2.	Approved	B	B	B	B	B
300186831	241667	08/10/2016	Compliance	Missing PUD Rider	DEED 0007	1	Closed	Per Appraisal (pg 2) subject is located in PUD. Mortgage (pg 499) reflects no PUD Rider was provided.	08/30/2016
Verified employment history - Verified xx yr stable employment history per VVOE.; Low DTI - 24.56% DTI is well below the maximum of 43%.; Verified reserves - Post closing reserves of $890,484.95, 208 months of verified reserves. 9 months of PITI reserves required. Sufficient reserves for subject and primary residence.
											8/29/2016 - Received the recorded copy of the correction instrument containing the PUD Rider for subject transaction. DEED 0007 Exception Cleared;	Approved	A	A	A	A	A
300195027	244764	08/18/2016	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	Missing copy of Appraisal report with value of $600,000. Unable to confirm LTV and Appraiser licensing. CDA supporting value of $600,000 was provided.	09/20/2016
Verified housing payment history - 791/803 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $329,788, 104 months of verified PITI reserves. 9 months of PITI reserves required.; Low DTI - DTI of 29.81% on fully documented file. 43% maximum DTI allowed per guidelines.

8/25/2016 - Received response from lender: "The appraisal has already been approved by (investor) see attached". Attached is a copy of the original appraisal report,which is supported by the previously received CDA.  APPR 0001 Exception Cleared.;
												Approved	A	A	A	A	A
300195027	244824	08/18/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Fraud report in file (pg 206) by (3rd party service provider) is not a comprehensive fraud report. Missing complete, comprehensive fraud report with all alerts addressed.	08/24/2016
Verified housing payment history - 791/803 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $329,788, 104 months of verified PITI reserves. 9 months of PITI reserves required.; Low DTI - DTI of 29.81% on fully documented file. 43% maximum DTI allowed per guidelines.
											8/22/2016 - Received a copy of fraud report with adjusted low risk borrower score 1000 / low risk property score and all variances cleared by lender. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300195027	248689	08/29/2016	Compliance	Missing PUD Rider	DEED 0007	1	Closed	Per Appraisal Report (APPR 0001 Stip 8/25) the subject property is a detached PUD, however, Mortgage (pg 176) does not contain a PUD Rider.	09/20/2016
Verified housing payment history - 791/803 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $329,788, 104 months of verified PITI reserves. 9 months of PITI reserves required.; Low DTI - DTI of 29.81% on fully documented file. 43% maximum DTI allowed per guidelines.
											9/16/2016 - Received a copy of the recorded Correction Instrument Affidavit with borrower executed PUD Rider. DEED 0007 Exception Cleared;	Approved	A	A	A	A	A
300195027	248694	08/29/2016	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged	Final CD (pg 70) does not disclose the monthly HOA fee of $20.83 in the Estimated Taxes, Insurance & Assessments section.
Verified housing payment history - 791/803 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $329,788, 104 months of verified PITI reserves. 9 months of PITI reserves required.; Low DTI - DTI of 29.81% on fully documented file. 43% maximum DTI allowed per guidelines.

9/22/2016 -  Reopened rescission period is not required as the changes do not affect the APR, Finance Charges, TOP, or Schedule of Payments (HOA Payment is Non-Escrowed). TRID 0144 Exception Overridden to EV2.
												Approved	B	B	B	B	B
300195027	254447	09/22/2016	Credit	Underwriting Loan Approval is Deficient	APRV 0010	2	Acknowledged	Lender underwrote the loan as SFR, however, property is a PUD. 1008 does not consider the documented monthly HOA fee of $20.83.
Verified housing payment history - 791/803 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $329,788, 104 months of verified PITI reserves. 9 months of PITI reserves required.; Low DTI - DTI of 29.81% on fully documented file. 43% maximum DTI allowed per guidelines.
											9/22/2016 - Exception overridden to EV2. Increase to DTI is non-material when the documented monthly HOA fee is considered. APRV 0010 Exception Overridden to EV2.	Approved	B	B	B	B	B
300195027	254450	09/22/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	Per 1003 subject is SFR, however, property is a PUD. 1003 does not list the documented monthly HOA fee of $20.83.
Verified housing payment history - 791/803 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $329,788, 104 months of verified PITI reserves. 9 months of PITI reserves required.; Low DTI - DTI of 29.81% on fully documented file. 43% maximum DTI allowed per guidelines.
											9/22/2016 - Exception is overridden to EV2. Increase to DTI is non-material when the documented monthly HOA fee is considered. APP 0006 Exception Overridden to EV2.	Approved	B	B	B	B	B
700001051	250034	09/06/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	No signed loan approval in file with Loan Program. 1008 in file (pg 364) is not signed by the underwriter.	01/04/2017
Verified employment history - Borrower has been employed with current employer for over xx years. ; Verified reserves - Verified PITI reserves of 340 months or $1,243,818.44, when guides only require 9 months PITI reserves.; Verified housing payment history - 130 months 0x30 mortgage history per credit report, 789/778 mid credit scores, 700 minimum required per guides.
											9/14/2016 - 1008 (pg 365) provides the UW name and approval date. UW signature is not required. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
700001051	250052	09/06/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed
Initial CD date issued on 08/05/16 (pg. 114) is executed by the borrowers on 08/10/16 which is the same date as the consummation date, thus the borrower received the disclosure less than 3 business days prior to consummation date.
									11/18/2016
Verified employment history - Borrower has been employed with current employer for over xx years. ; Verified reserves - Verified PITI reserves of 340 months or $1,243,818.44, when guides only require 9 months PITI reserves.; Verified housing payment history - 130 months 0x30 mortgage history per credit report, 789/778 mid credit scores, 700 minimum required per guides.

11/16/2016 -Email notification to evidence delivery of the CD to borrower with attached letter from lender confirms that the CD was delivered to the borrower more than 3 business days prior to consummation. TRID 0145 Exception Cleared;
												Approved	A	A	A	A	A
700001051	250063	09/06/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	Property is in AZ, which requires the H-9 ROR form, however the verbiage used on the ROR form (dv 338) is for the H-8.
Verified employment history - Borrower has been employed with current employer for over xx years. ; Verified reserves - Verified PITI reserves of 340 months or $1,243,818.44, when guides only require 9 months PITI reserves.; Verified housing payment history - 130 months 0x30 mortgage history per credit report, 789/778 mid credit scores, 700 minimum required per guides.

9/26/2016 -  Lender to Lender refinance, thus H-9 form should be used; however, a majority of the circuit courts (1st, 4th, 6th and 11th) have found that the form H8 is sufficient. ROR 0011 Overridden to EV2.
												Approved	B	B	B	B	B
700001051	250066	09/06/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence that all borrowers were provided with E-Sign disclosure dated within 3 business days of the initial application date of 05/17/16	09/13/2016
Verified employment history - Borrower has been employed with current employer for over xx years. ; Verified reserves - Verified PITI reserves of 340 months or $1,243,818.44, when guides only require 9 months PITI reserves.; Verified housing payment history - 130 months 0x30 mortgage history per credit report, 789/778 mid credit scores, 700 minimum required per guides.
											9/9/16 - Confirmed that the disclosure were not esigned, thus no eDisclosure is required. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
700001051	250067	09/06/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	09/13/2016
Verified employment history - Borrower has been employed with current employer for over xx years. ; Verified reserves - Verified PITI reserves of 340 months or $1,243,818.44, when guides only require 9 months PITI reserves.; Verified housing payment history - 130 months 0x30 mortgage history per credit report, 789/778 mid credit scores, 700 minimum required per guides.
											9/9/16 - Confirmed that the disclosure were not esigned, thus no eDisclosure is required. TRID 0135 Exception Cleared.;	Approved	A	A	A	A	A
700001051	250072	09/06/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $815,000 is supported. No post closing CDA provided.	12/27/2016
Verified employment history - Borrower has been employed with current employer for over xx years. ; Verified reserves - Verified PITI reserves of 340 months or $1,243,818.44, when guides only require 9 months PITI reserves.; Verified housing payment history - 130 months 0x30 mortgage history per credit report, 789/778 mid credit scores, 700 minimum required per guides.
											9/8/16 - Received 3rd Party Desk Review that reflects original appraisal value of $815,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
700001051	250098	09/06/2016	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed	The Disclosed Projected Payments Table contains a value of (3180.28), while the Calculated Projected Payments Table has a value of (3180.13).	12/27/2016
Verified employment history - Borrower has been employed with current employer for over xx years. ; Verified reserves - Verified PITI reserves of 340 months or $1,243,818.44, when guides only require 9 months PITI reserves.; Verified housing payment history - 130 months 0x30 mortgage history per credit report, 789/778 mid credit scores, 700 minimum required per guides.

10/31/2016 - Disclosed escrowed tax payment of $734 / Actual payment based on the annual assessment (pg 337) is $733.85, variance of $0.15 is due to rounding. Rounding to the nearest dollar, as disclosed on the LE, is acceptable. TRID 0092 Exception Cleared;
												Approved	A	A	A	A	A
700001051	250115	09/06/2016	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed
Loan approved as No Cash Out Refinance per AUS (pg 154) and 1008 (pg 367), however, loan should have been treated as Cash Out Refinance due to proceeds will be used to pay off current first and non-purchase money second.
									12/27/2016
Verified employment history - Borrower has been employed with current employer for over xx years. ; Verified reserves - Verified PITI reserves of 340 months or $1,243,818.44, when guides only require 9 months PITI reserves.; Verified housing payment history - 130 months 0x30 mortgage history per credit report, 789/778 mid credit scores, 700 minimum required per guides.

12/22/2016 - R(investor) acknowledged an approved overlay to (lender) to allow for loans that have a payoff of a non-purchase money 2nd being considered a Rate/Term Refinance with proof of no draws in prior 12 months. APRV 0010 Exception Cleared;
												Approved	A	A	A	A	A
700001051	250125	09/06/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing source of $14,000 large deposit on 04/15/16 for (financial institution).	09/30/2016
Verified employment history - Borrower has been employed with current employer for over xx years. ; Verified reserves - Verified PITI reserves of 340 months or $1,243,818.44, when guides only require 9 months PITI reserves.; Verified housing payment history - 130 months 0x30 mortgage history per credit report, 789/778 mid credit scores, 700 minimum required per guides.
											09/28/16 - Received source of $14,000 large deposit. Amount came from B2 separate bank account. Two months statements provided. CRED 0083 Exception Cleared.	Approved	A	A	A	A	A
700001051	250134	09/06/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing complete Fraud Report with all alerts satisfactorily addressed.	09/13/2016
Verified employment history - Borrower has been employed with current employer for over xx years. ; Verified reserves - Verified PITI reserves of 340 months or $1,243,818.44, when guides only require 9 months PITI reserves.; Verified housing payment history - 130 months 0x30 mortgage history per credit report, 789/778 mid credit scores, 700 minimum required per guides.
											9/9/16 - Received complete Fraud Report (56 pages total) with all alerts addressed. FRAUD 0001 Exception Cleared.	Approved	A	A	A	A	A
700001051	262531	11/01/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	1	Closed	The total amount of Closing Disclosure 10% Category fees ($200.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2016-05-20, ($125.00).	12/27/2016
Verified employment history - Borrower has been employed with current employer for over xx years. ; Verified reserves - Verified PITI reserves of 340 months or $1,243,818.44, when guides only require 9 months PITI reserves.; Verified housing payment history - 130 months 0x30 mortgage history per credit report, 789/778 mid credit scores, 700 minimum required per guides.
											12/12/2016 - Confirmed that Reconveyance Fee Service Provider is not listed on the lenders service provider list.TRID 0124 Exception Cleared.;	Approved	A	A	A	A	A
300192407	251432	09/09/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	The 1008/approval (pg 485/567) indicates a lender condition for K1s however they were not provided in the file.	09/20/2016
Verified reserves - Post closing reserves of $534,974.82, 102 months of PITI reserves. 9 months of PITI reserves required. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 56/59%. Guidelines allow 80/80%.; Verified credit history - 772 qualifying credit score. 700 minimum score required. no derogatory credit. Credit file dates back to 2/1994.
											9/19/2016 - Received 2014 / 2015 K1s for one (company)CRED 0082 Exception Cleared.;	Approved	A	A	A	A	A
300199554	252354	09/14/2016	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	CDs (pg 129) Contact Information section is deficient.
Low LTV/CLTV/HCLTV - 67.38% CLTV is below the program max 80%.; Verified credit history - Oldest tradeline 9/1996, Middle credit scores 804 / 787 with no history of delinquency reported. Minimum credit score required 700.; Income verified was not used in qualifying - Additional K1 income of $xxxx / mo was not considered in qualifying.
											11/14/2016 - Exception overridden to EV2. Missing Settlement License ID does not carry Statutory Damages, thus the TRID 0141 exception has been overridden to EV2.	Approved	B	B	B	B	B
300199554	252362	09/14/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence of delivery of the eDisclosure OR evidence that esign was not utilized. No evidence of eSign in file.	09/22/2016
Low LTV/CLTV/HCLTV - 67.38% CLTV is below the program max 80%.; Verified credit history - Oldest tradeline 9/1996, Middle credit scores 804 / 787 with no history of delinquency reported. Minimum credit score required 700.; Income verified was not used in qualifying - Additional K1 income of $xxxx / mo was not considered in qualifying.
											9/20/2016 - No evidence of eSign in file. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300199554	252396	09/14/2016	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed	HELOC loan amount listed on the credit report does not match to the HELOC agreement.	12/14/2016
Low LTV/CLTV/HCLTV - 67.38% CLTV is below the program max 80%.; Verified credit history - Oldest tradeline 9/1996, Middle credit scores 804 / 787 with no history of delinquency reported. Minimum credit score required 700.; Income verified was not used in qualifying - Additional K1 income of $xxxx / mo was not considered in qualifying.

12/13/2016 - Received an official signed memo of lender letterhead stating: "Per underwriting, this was an increase as identified in the conditions. (lender) uses existing loan when LOCs are increased". CRED 0086 Exception Cleared;
												Approved	A	A	A	A	A
300199554	252435	09/14/2016	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed	Approval DTI 32.85% per 1008 (pg 523) / Review DTI 38.79% (Program Max 43%), variance exceeds 2% tolerance.	01/12/2017
Low LTV/CLTV/HCLTV - 67.38% CLTV is below the program max 80%.; Verified credit history - Oldest tradeline 9/1996, Middle credit scores 804 / 787 with no history of delinquency reported. Minimum credit score required 700.; Income verified was not used in qualifying - Additional K1 income of $xxxx / mo was not considered in qualifying.

1/11/2017 - The original Final 1003 / Application listed a payment calculated at 1% of the loan amount. The Approved DTI / Review DTI variance is within tolerance with the actual calculated HELOC liability payment considered. CRED 0004 Exception Cleared;
												Approved	A	A	A	A	A
300199554	252445	09/14/2016	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing letter of explanation from B2 for decline in income reported in 2015.	01/04/2017
Low LTV/CLTV/HCLTV - 67.38% CLTV is below the program max 80%.; Verified credit history - Oldest tradeline 9/1996, Middle credit scores 804 / 787 with no history of delinquency reported. Minimum credit score required 700.; Income verified was not used in qualifying - Additional K1 income of $xxxx / mo was not considered in qualifying.
											1/3/2017 - Attached letter of explanation satisfactorily addresses the reason for the decline in income reported in 2015. CRED 0104 Exception Cleared.;	Approved	A	A	A	A	A
300199554	252453	09/14/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	1003 lists additional K1 income that was not considered in qualifying.	12/14/2016
Low LTV/CLTV/HCLTV - 67.38% CLTV is below the program max 80%.; Verified credit history - Oldest tradeline 9/1996, Middle credit scores 804 / 787 with no history of delinquency reported. Minimum credit score required 700.; Income verified was not used in qualifying - Additional K1 income of $xxxx / mo was not considered in qualifying.

12/12/2016 -  Exception is cleared. Income listed on the 1008 was satisfactorily documented in file. Inclusion of the additional income would decrease the DTI. Calculated DTI with the additional income excluded meets program requirements. APP 0006 Exception Cleared;
												Approved	A	A	A	A	A
300199554	274924	01/12/2017	Credit	Missing Copy of Unexpired, Government-issued ID	CRED 0105	1	Closed	Missing copy of borrowers unexpired, government issued ID cards.	01/20/2017
Low LTV/CLTV/HCLTV - 67.38% CLTV is below the program max 80%.; Verified credit history - Oldest tradeline 9/1996, Middle credit scores 804 / 787 with no history of delinquency reported. Minimum credit score required 700.; Income verified was not used in qualifying - Additional K1 income of $xxxx / mo was not considered in qualifying.
											1/18/2017 - Received copies of the borrowers current government issued ID cards. CRED 0105 Exception Cleared;	Approved	A	A	A	A	A
300202085	252617	09/15/2016	Compliance	Missing revised LE after Change of Circumstance	TRID 0172	1	Closed	Missing interim LE disclosing loan amount change issued within 3 business days of the COC date of 7/12/2016 as reflected on page 2 of the HMDA Checklist (pg 234)	10/04/2016
Verified employment history - VOE (pg 520) confirms B1s employment from xxxx to Present or xx years xx months.; Verified credit history - Oldest tradeline 10/2000, Middle credit scores 808 / 811 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - 27.90% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75.51% CLTV is below the program max of 80%.
											10/2/2016 - Received a copy of the interim LE issued within 3 business days of the documented COC date (pg 234). Captured LE and reran compliance submission. TRID 0172 Exception Cleared.;	Approved	A	A	A	A	A
300202085	252624	09/15/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $735,000is supported. No post closing CDA provided.	10/19/2016
Verified employment history - VOE (pg 520) confirms B1s employment from xxxx to Present or xx years xx months.; Verified credit history - Oldest tradeline 10/2000, Middle credit scores 808 / 811 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - 27.90% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75.51% CLTV is below the program max of 80%.
											9/15/16 - Received 3rd Party Desk Review that reflects original appraisal value of $735,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300202085	252664	09/15/2016	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	CD (pg 147) Contact Information section does not list the Settlement Agents IDs.
Verified employment history - VOE (pg 520) confirms B1s employment from xxxx to Present or xx years xx months.; Verified credit history - Oldest tradeline 10/2000, Middle credit scores 808 / 811 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - 27.90% DTI is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 75.51% CLTV is below the program max of 80%.
											10/3/2016 - Exception re-reviewed. Missing Settlement License ID does not carry Statutory Damages, thus override to EV2. TRID 0141 Exception Overridden to EV2.	Approved	B	B	B	B	B
300200331	253361	09/18/2016	Compliance	Missing Right of Rescission	ROR 0001	1	Closed
Subject is lender to lender refinance of primary residence. No Right of Rescission documentation included. Missing H9 Right of Rescission form signed by both borrower with evidence of 3 day rescission period.
									11/23/2016
Low LTV/CLTV/HCLTV - LTV/CLTV of 58%. Maximum of 80% allowed per guidelines. ; Verified credit history - 801/777 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1992. ; Income verified was not used in qualifying - 2 years W2s (pg 709) confirm total income of $xxxx/mo. Lender qualified borrower only on base of $xxxx/mo.

11/22/2016 -  Copies of the borrower executed H9 Notice of Right to Cancel form was previously presented via stips on 10/31. Confirmed 3 business days lapsed after receipt of the ROR with no evidence transaction rescinded. ROR 0001 Exception Cleared.;
												Approved	A	A	A	A	A
300200331	253368	09/18/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,130,000 is supported. No post closing CDA provided.	09/22/2016
Low LTV/CLTV/HCLTV - LTV/CLTV of 58%. Maximum of 80% allowed per guidelines. ; Verified credit history - 801/777 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1992. ; Income verified was not used in qualifying - 2 years W2s (pg 709) confirm total income of $xxxx/mo. Lender qualified borrower only on base of $xxxx/mo.

9/20/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,130,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300197741	256869	10/04/2016	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	CD is missing Settlement agent ID, Contact Name and e-mail address.
Verified employment history - Borrower has been employed with current employer for over x years. Verified housing payment history -  41 months 0x30 mortgage history per credit report, 782/791 mid credit scores, 700 minimum required per guides. History on credit report reflects all credit verified 0x30.; Low DTI - Verified low DTI of 15.98%. Max allowed per guides is 43%.
											11/21/2016 - Missing Settlement License ID does not carry Statutory Damages, thus the TRID 0141 exception has been overridden to EV2. TRID 0141 Exception Overridden to EV2.	Approved	B	B	B	B	B
300197741	256870	10/04/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	10/12/2016
Verified employment history - Borrower has been employed with current employer for over x years. Verified housing payment history -  41 months 0x30 mortgage history per credit report, 782/791 mid credit scores, 700 minimum required per guides. History on credit report reflects all credit verified 0x30.; Low DTI - Verified low DTI of 15.98%. Max allowed per guides is 43%.
											10/11/2016 - Received a signed official memo on company letterhead. ** Exception is cleared. Lender attests that esign was not utilized, thus eDisclosure is not required. TRID 0134 Exception Cleared.;	Approved	A	A	A	A	A
300197741	256871	10/04/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	10/12/2016
Verified employment history - Borrower has been employed with current employer for over x years. Verified housing payment history -  41 months 0x30 mortgage history per credit report, 782/791 mid credit scores, 700 minimum required per guides. History on credit report reflects all credit verified 0x30.; Low DTI - Verified low DTI of 15.98%. Max allowed per guides is 43%.

10/11/2016 - Received a signed official memo on company letterhead. ** Exception is cleared. Lender attests that esign was not utilized, thus eDisclosure is not required. No evidence of esign in file. TRID 0135 Exception Cleared.;
												Approved	A	A	A	A	A
300197741	256881	10/04/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter for subject transaction.	02/13/2017
Verified employment history - Borrower has been employed with current employer for over x years. Verified housing payment history -  41 months 0x30 mortgage history per credit report, 782/791 mid credit scores, 700 minimum required per guides. History on credit report reflects all credit verified 0x30.; Low DTI - Verified low DTI of 15.98%. Max allowed per guides is 43%.
											11/21/2016 - Received the Closing Protection Letter for subject transaction. TITL 0005 Exception Cleared.;	Approved	A	A	A	A	A
300197741	256890	10/04/2016	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed
Variance of $0.03. Lender disclosed tax escrow payment of $736.25 (pg 11). Actual tax escrow payment per title documents is $736.28 (pg 486). Final Closing Disclosure should reflect actual escrow amounts.
									10/25/2016
Verified employment history - Borrower has been employed with current employer for over x years. Verified housing payment history -  41 months 0x30 mortgage history per credit report, 782/791 mid credit scores, 700 minimum required per guides. History on credit report reflects all credit verified 0x30.; Low DTI - Verified low DTI of 15.98%. Max allowed per guides is 43%.

10/20/2016 - "We round our numbers so they are divisible by 12 to accommodate our system". ** Confirmed lenders calculated monthly property tax payment of $736.25 is based on the rounded documented annual property tax assessment. TRID 0092 Exception Cleared.;
												Approved	A	A	A	A	A
300197741	256895	10/04/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	2014 W2 is a Wage and Tax Statement. Missing actual 2014 W2 from employer.	02/06/2017
Verified employment history - Borrower has been employed with current employer for over x years. Verified housing payment history -  41 months 0x30 mortgage history per credit report, 782/791 mid credit scores, 700 minimum required per guides. History on credit report reflects all credit verified 0x30.; Low DTI - Verified low DTI of 15.98%. Max allowed per guides is 43%.
											2/6/2017 - Exception is cleared with the attached copy of the 2014 W2. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300197741	256896	10/04/2016	Compliance	Right of Rescission is Incomplete	ROR 0002	1	Closed	The disclosed "Right to Cancel Expire Date" (2016-09-12) is later than the calculated "Right to Cancel Expire Date" (2016-09-10).	10/24/2016
Verified employment history - Borrower has been employed with current employer for over x years. Verified housing payment history -  41 months 0x30 mortgage history per credit report, 782/791 mid credit scores, 700 minimum required per guides. History on credit report reflects all credit verified 0x30.; Low DTI - Verified low DTI of 15.98%. Max allowed per guides is 43%.
											10/20/2016 - Disclosed right to cancel expiration date excludes Saturday while the calculated expiration date includes Saturday. ROR 0002 Exception Cleared;	Approved	A	A	A	A	A
300202082	260520	10/21/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	H8 Notice of Right to Cancel was used for the lender to lender refinance. H9 form is required.
Verified employment history - VOE confirms B1s employment from xxxx to Present.; Low DTI - DTI 31.91% is below the program maximum of 43%.Verified credit history - Oldest tradeline 7/1999, Middle credit score 785 / 780 with no history of delinquency reported. Minimum credit score required 700.

10/31/2016 - Exception overridden to EV2 level.  Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Cure is to reopen rescission under the correct form. Override to EV2 level, property in state of Wisconsin.  ROR 0011 Overridden to EV2.
												Approved	B	B	B	B	B
300202082	260522	10/21/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence of delivery of the eDisclosure OR confirmation from the lender that esign was not utilized. No evidence of esign in file.	11/01/2016
Verified employment history - VOE confirms B1s employment from xxxx to Present.; Low DTI - DTI 31.91% is below the program maximum of 43%.Verified credit history - Oldest tradeline 7/1999, Middle credit score 785 / 780 with no history of delinquency reported. Minimum credit score required 700.
											10/31/2016 - No evidence of esign in file. TRID 0134 Exception Cleared.;	Approved	A	A	A	A	A
300202082	260524	10/21/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	11/29/2016
Verified employment history - VOE confirms B1s employment from xxxx to Present.; Low DTI - DTI 31.91% is below the program maximum of 43%.Verified credit history - Oldest tradeline 7/1999, Middle credit score 785 / 780 with no history of delinquency reported. Minimum credit score required 700.
											11/28/2016 - Received 3rd Party Desk Review. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300202082	260530	10/21/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter for subject transaction	01/13/2017
Verified employment history - VOE confirms B1s employment from xxxx to Present.; Low DTI - DTI 31.91% is below the program maximum of 43%.Verified credit history - Oldest tradeline 7/1999, Middle credit score 785 / 780 with no history of delinquency reported. Minimum credit score required 700.
											1/3/2017 - Received the corrected Closing Protection Letter for subject transaction. CPL property address was corrected to match the Note. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300202082	260558	10/21/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Final 1003 / Application lists additional income sources not considered in qualifying.	12/14/2016
Verified employment history - VOE confirms B1s employment from xxxx to Present.; Low DTI - DTI 31.91% is below the program maximum of 43%.Verified credit history - Oldest tradeline 7/1999, Middle credit score 785 / 780 with no history of delinquency reported. Minimum credit score required 700.

12/12/2016 -  Income listed on the 1008 was satisfactorily documented in file. Inclusion of the additional income would decrease the DTI. Calculated DTI with the additional income excluded meets program requirements. APP 0006 Exception Cleared;
												Approved	A	A	A	A	A
300202082	260561	10/21/2016	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing evidence of sale of prior residence. Disposition must be confirmed.	12/13/2016
Verified employment history - VOE confirms B1s employment from xxxx to Present.; Low DTI - DTI 31.91% is below the program maximum of 43%.Verified credit history - Oldest tradeline 7/1999, Middle credit score 785 / 780 with no history of delinquency reported. Minimum credit score required 700.

12/12/2016 - Fraud report does not list any potential ownership issues. The ownership history listed in the report confirms that the property was sold, which corresponds with credit report. HUD 0011 Exception Cleared;
												Approved	A	A	A	A	A
300202082	273254	01/05/2017	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	Property address listed on the Short Form Title Policy does not match to the Note.	01/13/2017
Verified employment history - VOE confirms B1s employment from xxxx to Present.; Low DTI - DTI 31.91% is below the program maximum of 43%.Verified credit history - Oldest tradeline 7/1999, Middle credit score 785 / 780 with no history of delinquency reported. Minimum credit score required 700.
											1/13/2017 - Received corrected Short Form Title Policy. Property address was corrected to match to the Note. COLL 0002 Exception Cleared;	Approved	A	A	A	A	A
300213434	262625	11/01/2016	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged
CD (pg 111, 116, 121) contact information is deficient. CD does not disclose the Settlement Agents ID number. Further, Settlement Agent Name and Email was typewritten in, however, the correction was not initialed by the borrowers.

Verified employment history - Secretary of State search (pg 555) dated 10/6/2016 confirms B1s self-employment from. Low LTV/CLTV/HCLTV - 60.56% CLTV is below the program maximum of 80%.; Verified credit history - Oldest tradeline 08/1990, Middle credit scores 798 / 798 Minimum credit score required 700.; Low DTI - Review calculated DTI 26.18% is below the maximum of 43%.
											11/16/2016 - Missing Settlement License ID does not carry Statutory Damages, thus the TRID 0141 exception has been overridden to EV2. TRID 0141 Exception Overridden to EV2.	Approved	B	B	B	B	B
300213434	262862	11/03/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing the eDisclosure or evidence that the lender did not utilize esign. No evidence of esign in file.	11/11/2016
Verified employment history - Secretary of State search (pg 555) dated 10/6/2016 confirms B1s self-employment; Low LTV/CLTV/HCLTV - 60.56% CLTV is below the program maximum of 80%.; Verified credit history - Oldest tradeline 08/1990, Middle credit scores 798 / 798 Minimum credit score required 700.; Low DTI - Review calculated DTI 26.18% is below the maximum of 43%.
											11/9/2016 - No evidence of esign in file. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300213434	262864	11/03/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,000,000 is supported. No post closing CDA provided.	11/08/2016
Verified employment history - Secretary of State search (pg 555) dated 10/6/2016 confirms B1s self-employment ; Low LTV/CLTV/HCLTV - 60.56% CLTV is below the program maximum of 80%.; Verified credit history - Oldest tradeline 08/1990, Middle credit scores 798 / 798 Minimum credit score required 700.; Low DTI - Review calculated DTI 26.18% is below the maximum of 43%.

11/7/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,000,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

												Approved	A	A	A	A	A
300213434	262886	11/03/2016	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard Insurance Dwelling Coverage $574,100 with Dwelling Extension Coverage $268,500 (pg 331) is not sufficient to cover the loan amount of $1,000,000. Appraiser did not develop cost approach. Missing insurers cost estimator to confirm sufficient coverage.
									11/18/2016
Verified employment history - Secretary of State search (pg 555) dated 10/6/2016 confirms B1s self-employment; Low LTV/CLTV/HCLTV - 60.56% CLTV is below the program maximum of 80%.; Verified credit history - Oldest tradeline 08/1990, Middle credit scores 798 / 798 Minimum credit score required 700.; Low DTI - Review calculated DTI 26.18% is below the maximum of 43%.
											11/16/2016 - RHazard Insurance Dwelling Coverage reflects "Replacement Cost - Similar Construction". HAZ 0004 Exception Cleared.;	Approved	A	A	A	A	A
300213434	262904	11/03/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	2014 / 2015 1120S Business Tax Returns (293, 278) are not signed by B1. Business tax returns for self-employment business must be signed by the borrower to satisfy Appendix Q requirements.	12/12/2016
Verified employment history - Secretary of State search (pg 555) dated 10/6/2016 confirms B1s self-employment; Low LTV/CLTV/HCLTV - 60.56% CLTV is below the program maximum of 80%.; Verified credit history - Oldest tradeline 08/1990, Middle credit scores 798 / 798 Minimum credit score required 700.; Low DTI - Review calculated DTI 26.18% is below the maximum of 43%.
											12/8/2016 - Received B1 signed 2014 / 2015 1120S Business Tax Returns. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300213434	262973	11/03/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Name/Signature Affidavit	11/18/2016
Verified employment history - Secretary of State search (pg 555) dated 10/6/2016 confirms B1s self-employment ; Low LTV/CLTV/HCLTV - 60.56% CLTV is below the program maximum of 80%.; Verified credit history - Oldest tradeline 08/1990, Middle credit scores 798 / 798 Minimum credit score required 700.; Low DTI - Review calculated DTI 26.18% is below the maximum of 43%.
											11/16/2016 - . Credit report reflects no name variations (pg 132). Fraud report reflects no fraud alerts for name variances (pg 162). COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300203746	263283	11/07/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	H8 Notice of Right to Cancel form was used for the lender to lender refinance transaction (pg 352).
Low DTI - DTI 24.04% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 70% CLTV is below the program maximum of 80%.; Verified credit history - Oldest tradeline 11/1996, Middle credit score 795 with no history of delinquency reported. Minimum credit score required 700.
											11/16/2016 - H8 is sufficient. ROR 0011 Overridden to EV2.	Approved	B	B	B	B	B
300203746	263285	11/07/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing eDisclosure OR evidence that the lender did not utilize esgin. No evidence of esign in file.	11/18/2016
Low DTI - DTI 24.04% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 70% CLTV is below the program maximum of 80%.; Verified credit history - Oldest tradeline 11/1996, Middle credit score 795 with no history of delinquency reported. Minimum credit score required 700.
											11/16/2016 -Lender confirms esign was not utilized, thus no eDisclosure is required. No evidence of esign in file. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300203746	263288	11/07/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	11/11/2016
Low DTI - DTI 24.04% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 70% CLTV is below the program maximum of 80%.; Verified credit history - Oldest tradeline 11/1996, Middle credit score 795 with no history of delinquency reported. Minimum credit score required 700.

11/9/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300203746	263339	11/07/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Evidence of Insurance (pg 300) is missing pg 2 of 2. Annual premium in not listed on pg 1 of 2, thus unable to confirm qualifying monthly insurance payment of $291.77.	11/18/2016
Low DTI - DTI 24.04% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 70% CLTV is below the program maximum of 80%.; Verified credit history - Oldest tradeline 11/1996, Middle credit score 795 with no history of delinquency reported. Minimum credit score required 700.

11/16/2016 - Received evidence of insurance pgs 1-2. Listed premium on pg 2 supports a payment of $323.66/mo. Qualifying payment $297.77. Variance of $31.89 is non-material. DTI increased to  24.04% which is below the program maximum of 43%. CRED 0103 Exception Cleared;
												Approved	A	A	A	A	A
300203746	263377	11/07/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Signature / Name Affidavit	11/23/2016
Low DTI - DTI 24.04% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 70% CLTV is below the program maximum of 80%.; Verified credit history - Oldest tradeline 11/1996, Middle credit score 795 with no history of delinquency reported. Minimum credit score required 700.
											11/22/2016 - Received borrower signed Signature / Name Affidavit. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300225237	266722	11/28/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $710,000 is supported. No post closing CDA provided.	12/02/2016
Verified credit history - 799/784 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1990. ; Low DTI - 19.84% DTI on fully documented file. 43% maximum DTI allowed.

11/30/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $710,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300218272	266881	11/29/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,550,000 is supported. No post closing CDA provided.	12/02/2016
Verified credit history - 798/791 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1990. ; Verified reserves - Post closing reserves of $362,207.70, 45 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 18.86% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

12/1/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,550,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300215471	268061	12/06/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,000,000 is supported. No post closing CDA provided.	12/09/2016
Low DTI - Review DTI of 20.13% on fully documented file. Maximum DTI of 43% allowed per guidelines. ; ; Verified credit history - 809/809 qualifying credit scored. 700 minimum score required. No derogatory credit. Limited credit users. Credit file dates back to 7/1998.

12/9/16 - Received 3rd Party Short Form Review that reflects original appraisal value of $1,000,000 is supported.  Value recommendation confirmed by Short Form Review which is performed by licensed appraiser. APPR 0040 Exception Cleared
												Approved	A	A	A	A	A
300225076	268063	12/06/2016	Credit	Missing Copy of Unexpired, Government-issued ID	CRED 0105	1	Closed	Missing copy of unexpired government issued ID for B1 and B2.	12/13/2016
Verified credit history - Oldest tradeline 1/2003, Middle credit scores 795 / 799 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 75.08% CLTV is below the program maximum of 80%.; Low DTI - 25.40% DTI is below the program maximum of 43%.; Verified reserves - Post closing reserves $124,534.63 or 17 months PITI. 9 months reserves required.
											12/12/2016 - Screen print from the lenders LOS Patriot Act screen included, which lists B1/B2s current state issued drivers license information. CRED 0105 Exception Cleared.;	Approved	A	A	A	A	A
300225076	268067	12/06/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	H8 Notice of Right to Cancel form was used for the lender to lender refinance. Lender to lender refinance requires H9 form.
Verified credit history - Oldest tradeline 1/2003, Middle credit scores 795 / 799 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 75.08% CLTV is below the program maximum of 80%.; Low DTI - 25.40% DTI is below the program maximum of 43%.; Verified reserves - Post closing reserves $124,534.63 or 17 months PITI. 9 months reserves required.
											12/8/2016 - H8 is sufficient. The cure is to reopen rescission under the correct form. ROR 0011 Exception Overridden to EV2.	Approved	B	B	B	B	B
300225076	268068	12/06/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence of E-Sign Disclosure. No evidence was located in file that E-Sign was utilized.	12/12/2016
Verified credit history - Oldest tradeline 1/2003, Middle credit scores 795 / 799 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 75.08% CLTV is below the program maximum of 80%.; Low DTI - 25.40% DTI is below the program maximum of 43%.; Verified reserves - Post closing reserves $124,534.63 or 17 months PITI. 9 months reserves required.
											12/8/2016 - Attached confirms lender did not utilize esign, thus no eDisclosure is required. No evidence of esign in file. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300225076	268070	12/06/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $960,000 is supported. No post closing CDA provided.	01/05/2017
Verified credit history - Oldest tradeline 1/2003, Middle credit scores 795 / 799 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 75.08% CLTV is below the program maximum of 80%.; Low DTI - 25.40% DTI is below the program maximum of 43%.; Verified reserves - Post closing reserves $124,534.63 or 17 months PITI. 9 months reserves required.

12/12/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $960,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300225076	268090	12/06/2016	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed
Missing evidence of hazard insurance with dwelling coverage sufficient to cover the Note amount. Cost approach was not developed by the appraiser. Annual premium to support the monthly insurance payment of $83.33 considered in qualifying.
									12/13/2016
Verified credit history - Oldest tradeline 1/2003, Middle credit scores 795 / 799 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 75.08% CLTV is below the program maximum of 80%.; Low DTI - 25.40% DTI is below the program maximum of 43%.; Verified reserves - Post closing reserves $124,534.63 or 17 months PITI. 9 months reserves required.

12/12/2016 -  Dwelling coverage is sufficient to cover the Note amount. Annual premium supports a monthly hazard insurance payment of $472 / Qualifying payment $83.33, DTI variance < 2% is non-material. HAZ 0005 Exception Cleared;
												Approved	A	A	A	A	A
300225076	269753	12/13/2016	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged
CD Projected Payment Section disclosed Estimated Taxes, Insurance & Assessments totaling $1816.17. Monthly property tax payment of $1732.83. Disclosed hazard insurance payment of $83.33/mo is unsupported

Verified credit history - Oldest tradeline 1/2003, Middle credit scores 795 / 799 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 75.08% CLTV is below the program maximum of 80%.; Low DTI - 25.40% DTI is below the program maximum of 43%.; Verified reserves - Post closing reserves $124,534.63 or 17 months PITI. 9 months reserves required.
											1/3/2017 - ROR is not required for this error. The attached shipment receipt evidences re-disclosure to borrower was completed within 60 days of consummation. TRID 0144 Exception Overridden to EV2.	Approved	B	B	B	B	B
300227314	268955	12/09/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,500,000 is supported. No post closing CDA provided.	01/05/2017
Verified reserves - Post closing reserves of $248,107.86, or 19 months of PITI reserves. 12 months of PITI reserves required. ; Verified credit history - 799/765 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1993. ; Verified employment history - VVOE (pg 438) confirmed xx year of employment.

12/12/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $2,500,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300227314	269000	12/09/2016	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed	Appraiser provided inadequate narrative for lack of more proximate comparables.	12/20/2016
Verified reserves - Post closing reserves of $248,107.86, or 19 months of PITI reserves. 12 months of PITI reserves required. ; Verified credit history - 799/765 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1993. ; Verified employment history - VVOE (pg 438) confirmed xx year of employment.

12/12/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $2,500,000 is supported (APPR 0040).  Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.
												Approved	A	A	A	A	A
300227314	269018	12/09/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing verification of lender/title agency calculation of property and confirmation of millage rate used to calculate reassessed property taxes.	01/05/2017
Verified reserves - Post closing reserves of $248,107.86, or 19 months of PITI reserves. 12 months of PITI reserves required. ; Verified credit history - 799/765 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1993. ; Verified employment history - VVOE (pg 438) confirmed xx year of employment.
											1/3/2017 - Qualifying payment was rounded to nearest dollar, which is acceptable. CRED 0103 Exception Cleared.;	Approved	A	A	A	A	A
300227314	269019	12/09/2016	Credit	Discrepancy of Acquisition Cost of Subject Property	CRED 0040	1	Closed	Missing documentation from appraiser establishing value of site.	01/05/2017
Verified reserves - Post closing reserves of $248,107.86, or 19 months of PITI reserves. 12 months of PITI reserves required. ; Verified credit history - 799/765 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1993. ; Verified employment history - VVOE (pg 438) confirmed xx year of employment.
											1/3/2017 -The land value per 2015 tax cert used to to calculate the acquisition cost is satisfactorily documented. CRED 0040 Exception Cleared;	Approved	A	A	A	A	A
300227314	269024	12/09/2016	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Final 1008 (pg 382) states appraisal value of $2,127,328, which is not documented in the file. Actual appraisal value documented in the file is $2,500,000.	01/05/2017
Verified reserves - Post closing reserves of $248,107.86, or 19 months of PITI reserves. 12 months of PITI reserves required. ; Verified credit history - 799/765 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1993. ; Verified employment history - VVOE (pg 438) confirmed xx year of employment.
											1/3/2017 - Lesser acquisition cost used to calculate the LTV is satisfactorily documented, thus no correction to the 1008 is required. APRV 0010 Exception Cleared;	Approved	A	A	A	A	A
300230602	269166	12/10/2016	Credit	Missing Copy of Unexpired, Government-issued ID	CRED 0105	1	Closed	Missing copy of borrowers passport or other ID confirming US Citizenship as stated on 1003.	02/03/2017
Verified credit history - 777/803 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified credit history - 351 months of current and prior mortgage history paid 0x30.
											2/2/2017- Received a copy of B1s unexpired government issued drivers license. Borrower 1003 declaration is US Citizen. CRED 0105 Exception Cleared;	Approved	A	A	A	A	A
300230602	269167	12/10/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	12/16/2016
Verified credit history - 777/803 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified credit history - 351 months of current and prior mortgage history paid 0x30.
											12/14/2016 - Received 3rd Party Desk Review. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300230602	269171	12/10/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Missing complete REO schedule on final 1003.	02/02/2017
Verified credit history - 777/803 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified credit history - 351 months of current and prior mortgage history paid 0x30.
											2/1/2017 - Received addendum to the final 1003/Application that lists the complete REO schedule. APP 0002 Exception Cleared;	Approved	A	A	A	A	A
300230602	269179	12/10/2016	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Borrower has Sch C income on tax returns. No P&L/Balance sheet provided. Letter signed by lender is not sufficient meet Appendix Q requirements.	02/07/2017
Verified credit history - 777/803 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified credit history - 351 months of current and prior mortgage history paid 0x30.

2/7/2017 - Employer letter confirms there is no consulting compensation being paid to B1 2016 YTD, thus no YTD P&L and balance sheet would be required due to confirmed inactivity. QMATR Exception Cleared;
												Approved	A	A	A	A	A
300230602	269181	12/10/2016	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Borrower LOEs provided in order to satisfy underwriting conditions were not signed by the borrower.	01/13/2017
Verified credit history - 777/803 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Verified credit history - 351 months of current and prior mortgage history paid 0x30.

1/11/2017 - Received the borrower signed copies of the letter of explanations to address both the potential ownership and employment issues. Borrower signed letter of explanation to address the SSN issue date was previously provided via stip presentment on 1/5. CRED 0104 Exception Cleared.;
												Approved	A	A	A	A	A
300262372	270866	12/21/2016	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. No 1008 in file.	01/04/2017
Low LTV/CLTV/HCLTV - 65.35% LTV/CLTV. Maximum of 80% allowed per guidelines. ; Verified reserves - Post closing reserves of $150,880.45, 40 months of PITI reserves were verified. 9 months of PITI reserves required.
											12/30/2016 - Received a copy of the Final 1008. APRV 0001 Exception Cleared;	Approved	A	A	A	A	A
300262372	271263	12/23/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	01/06/2017
Low LTV/CLTV/HCLTV - 65.35% LTV/CLTV. Maximum of 80% allowed per guidelines. ; Verified reserves - Post closing reserves of $150,880.45, 40 months of PITI reserves were verified. 9 months of PITI reserves required.
											1/5/17 Received 3rd Party Desk Review. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300262372	271266	12/23/2016	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Final 1003 (pg 15) lists HOA dues on 2nd home of $384/mo. Missing verification of the HOA dues on 2nd home property.	01/04/2017
Low LTV/CLTV/HCLTV - 65.35% LTV/CLTV. Maximum of 80% allowed per guidelines. ; Verified reserves - Post closing reserves of $150,880.45, 40 months of PITI reserves were verified. 9 months of PITI reserves required.

12/30/2016 - "$394 referenced as T&I/HOA for (second home) is the amount of taxes and insurance, there is no HOA. Please see attached documents". Attached is the evidence of insurance and property tax information for non-subject second home.  CRED 0096 Exception Cleared.;
												Approved	A	A	A	A	A
300262372	271267	12/23/2016	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	1	Closed	Loan Estimate dated 12/5/2016 (pg 528). No evidence that LE was sent by other than US Mail. No evidence that borrower was provided with required 4 day period prior to consummation.	02/03/2017
Low LTV/CLTV/HCLTV - 65.35% LTV/CLTV. Maximum of 80% allowed per guidelines. ; Verified reserves - Post closing reserves of $150,880.45, 40 months of PITI reserves were verified. 9 months of PITI reserves required.

12/29/16 - "The LE was sent face to face as indicated on the attached screen shot from our LOS system it was not mailed please advise". Attached is a lender screen shot that reflects Date of Change is 12/1/16 with LE Redisclosure delivery being "Face to Face". TRID 0023 Exception Cleared.
												Approved	A	A	A	A	A
300262372	271269	12/23/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Net Operating Loss was not considered in lender income calculations. Missing explanation from CPA for source of loss.	01/10/2017
Low LTV/CLTV/HCLTV - 65.35% LTV/CLTV. Maximum of 80% allowed per guidelines. ; Verified reserves - Post closing reserves of $150,880.45, 40 months of PITI reserves were verified. 9 months of PITI reserves required.

1/9/2017 - Received post-consummation dated email correspondence from CPA. ** Exception cleared. Attached supports lenders exclusion of the net operating losses reported on the 2014/2015 1040s. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300262372	274438	01/10/2017	Compliance	LE or CD is Deficient	TRID 0148	1	Closed
REPOST (REF TRID 0023). Missing evidence of receipt of the latest issued LE that was documented (TRID 0023 Stip 12/29) as being delivered "face-to-face". Waiting period requirement is not satisfied with the mailbox rule applied.
									02/03/2017
Low LTV/CLTV/HCLTV - 65.35% LTV/CLTV. Maximum of 80% allowed per guidelines. ; Verified reserves - Post closing reserves of $150,880.45, 40 months of PITI reserves were verified. 9 months of PITI reserves required.

2/2/2017 - Received signed processor cert that supports the borrower signed attestation (Ref Stip 2/1) that the latest issued LE was delivered to the borrower on 12/5/2016. TRID 0148 Exception Cleared;
												Approved	A	A	A	A	A
300228963	274205	01/09/2017	Credit	Missing Copy of Unexpired, Government-issued ID	CRED 0105	1	Closed	Government issued ID not found in file.	01/20/2017
Verified employment history - Borrower has been employed with current employer for over xx years.; Low DTI - Verified DTI of 28.92%, 43% max allowed per guides.; Income verified was not used in qualifying - Borrower bonus pay reflected on 2016 YTD paystub not utilized in qualifying.
											1/19/2016 - Received copies of current government issued IDs for B1 and B2. CRED 0105 Exception Cleared;	Approved	A	A	A	A	A
300228963	274226	01/09/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence of E-Sign Disclosure. No evidence was located in file that E-Sign was utilized.	02/08/2017
Verified employment history - Borrower has been employed with current employer for over xx years.; Low DTI - Verified DTI of 28.92%, 43% max allowed per guides.; Income verified was not used in qualifying - Borrower bonus pay reflected on 2016 YTD paystub not utilized in qualifying.
											2/7/2017 - No evidence of esign in file. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300228963	274227	01/09/2017	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	02/08/2017
Verified employment history - Borrower has been employed with current employer for over xx years.; Low DTI - Verified DTI of 28.92%, 43% max allowed per guides.; Income verified was not used in qualifying - Borrower bonus pay reflected on 2016 YTD paystub not utilized in qualifying.
											2/7/2017 -Lender did not utilize esign, thus no eDisclosure is required. No evidence of esign in file. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300228963	274228	01/09/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	01/11/2017
Verified employment history - Borrower has been employed with current employer for over xx years.; Low DTI - Verified DTI of 28.92%, 43% max allowed per guides.; Income verified was not used in qualifying - Borrower bonus pay reflected on 2016 YTD paystub not utilized in qualifying.

1/11/17 - Received 3rd Party Desk Review that reflects original appraisal value of $1,720,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300228963	274238	01/09/2017	Property	Health and Safety Issue	PROP 0005	1	Closed	Missing evidence that property repairs reflected on Addendum to WB-41 Notice Relating to Offer to Purchase have been completed.	02/02/2017
Verified employment history - Borrower has been employed with current employer for over xx years.; Low DTI - Verified DTI of 28.92%, 43% max allowed per guides.; Income verified was not used in qualifying - Borrower bonus pay reflected on 2016 YTD paystub not utilized in qualifying.
											2/1/2017 - Borrowers proceeded with the transaction, thus evidencing borrowers acknowledgment that all repairs were completed as required. PROP 0005 Exception Cleared;	Approved	A	A	A	A	A
300228963	274261	01/09/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2016-11-21: Credit Report Fee from $35 on Loan Estimate (pg 319) to $35.90 on Final CD (pg 85). No lender credit reflected on Final CD.
									01/20/2017
Verified employment history - Borrower has been employed with current employer for over xx years.; Low DTI - Verified DTI of 28.92%, 43% max allowed per guides.; Income verified was not used in qualifying - Borrower bonus pay reflected on 2016 YTD paystub not utilized in qualifying.
											1/19/2017 - Exception is cleared with the attached change of circumstance form to correspond with the latest issued LE. TRID 0195 Exception Cleared;	Approved	A	A	A	A	A
300306380	282600	02/15/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	H8 Notice of Right to Cancel form was used for the lender to lender refinance transaction.		Verified employment history - VOE dated 1/20/2017 confirms B1s employment with present employer from xxxx to Present.; Low DTI - Review calculated DTI 29.30% is below the program maximum of 43%.	2/16/2017 - H8 is sufficient. Override to EV2 level, property in state of Wisconsin. ROR 0011 Overridden to EV2;	Approved	B	B	B	B	B
300306380	282602	02/15/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	02/24/2017	Verified employment history - VOE dated 1/20/2017 confirms B1s employment with present employer from xxxx to Present.; Low DTI - Review calculated DTI 29.30% is below the program maximum of 43%.
2/24/2017 - Exception re-reviewed. CDA (Stip 2/23) reflects accurate APN, thus legal description is not required. 3rd Party Desk Review reflects original appraisal value of $1,011,000 is supported.  APPR 0040 Exception Cleared;
												Approved	A	A	A	A	A
300306380	282626	02/15/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing signed final settlement statement to evidence the sale of departing residence.	02/22/2017	Verified employment history - VOE dated 1/20/2017 confirms B1s employment with present employer from xxxx to Present.; Low DTI - Review calculated DTI 29.30% is below the program maximum of 43%.	2/17/2017 - Exception is cleared with the attached signed Settlement Statement. HUD 0011 Exception Cleared;	Approved	A	A	A	A	A
300306380	282629	02/15/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing documentation used to address the potential employment and property ownership issues.	02/24/2017	Verified employment history - VOE dated 1/20/2017 confirms B1s employment with present employer from xxxx to Present.; Low DTI - Review calculated DTI 29.30% is below the program maximum of 43%.	2/16/2017 - Exception is cleared with the attached documentation that satisfactorily addresses the potential employment and property ownership issues. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300306380	282631	02/15/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing signed final settlement statement for departing residence to document receipt of sale proceeds to borrower which are needed to satisfy cash to close / reserve requirements.	02/22/2017	Verified employment history - VOE dated 1/20/2017 confirms B1s employment with present employer from xxxx to Present.; Low DTI - Review calculated DTI 29.30% is below the program maximum of 43%.	2/17/2017 - Exception is cleared with the attached signed Settlement Statement. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300306380	282632	02/15/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	2	Acknowledged
Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (2016-12-20), which is after (2016-12-16); the date the consumer indicated an intent to proceed with the transaction.
										Verified employment history - VOE dated 1/20/2017 confirms B1s employment with present employer from xxxx to Present.; Low DTI - Review calculated DTI 29.30% is below the program maximum of 43%.	2/22/2017 - Exception can be overridden to EV2 under Pre-disclosure fee restriction. TRID 0044 Exception Overridden to EV2.	Approved	B	B	B	B	B
300306380	282635	02/15/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing affidavit of occupancy.	02/24/2017	Verified employment history - VOE dated 1/20/2017 confirms B1s employment with present employer from xxxx to Present.; Low DTI - Review calculated DTI 29.30% is below the program maximum of 43%.	2/21/2017 - Exception is cleared with the attached borrower signed Occupancy Certification. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300346262	294266	04/06/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence of delivery to borrower of the Home Loan toolkit	04/17/2017	Low DTI - Approved DTI of 22.21% is below the program maximum of 43%.; Verified housing payment history - Credit report evidences 56 months satisfactory mortgage rating.	4/14/2017 - Exception is cleared with the attached cover letter addressed to borrower that evidences delivery of the Home Loan Toolkit. TRID 0133 Exception Cleared;	Approved	A	A	A	A	A
300346262	294269	04/06/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $960,000 is supported. No post closing CDA provided.	04/12/2017	Low DTI - Approved DTI of 22.21% is below the program maximum of 43%.; Verified housing payment history - Credit report evidences 56 months satisfactory mortgage rating.
4/11/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $960,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300346262	294277	04/06/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	2	Acknowledged
Initial LE dated 2/1/2017 is documented to have been delivered by mail (pg 200). Intent to Proceed was wet signed on the day of issuance (pg 391).  A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate.
										Low DTI - Approved DTI of 22.21% is below the program maximum of 43%.; Verified housing payment history - Credit report evidences 56 months satisfactory mortgage rating.
4/12/2017 - Exception can be overridden to EV2 under pre-disclosure fee restriction. Intent to Proceed was wet signed by the borrower on the LE issuance date, which is prior to the receipt date with US Mailbox Rule applied. TRID 0044 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300342939	295945	04/13/2017	Credit	Missing Copy of Unexpired, Government-issued ID	CRED 0105	1	Closed	Missing copy of unexpired government issued IDs.	04/17/2017
Low DTI - Review calculated DTI 33.93% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 74.52% LTV/CLTV is below the program maximum of 80%; Verified credit history - Oldest tradeline 05/1976, Middle credit scores 730/753 with no history of delinquency reported. Minimum credit score required 700.

4/14/2017 - Exception is cleared with the attached screen prints from the lender LOS documenting government issued ID numbers, issue, and expiration dates for each borrower. CRED 0105 Exception Cleared;
												Approved	A	A	A	A	A
300342939	296018	04/13/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed date 3/12/17 is more than 10 business days from the Initial LE issuance date (pg 289).
Low DTI - Review calculated DTI 33.93% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 74.52% LTV/CLTV is below the program maximum of 80%; Verified credit history - Oldest tradeline 05/1976, Middle credit scores 730/753 with no history of delinquency reported. Minimum credit score required 700.
											4/14/2017 - Exception is overridden to EV2. Closing Disclosure does not disclose any fees being paid outside of closing. TRID 0191 Exception Overridden to EV2;	Approved	B	B	B	B	B
300342939	296019	04/13/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $785,000 is supported. No post closing CDA provided.	04/18/2017
Low DTI - Review calculated DTI 33.93% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 74.52% LTV/CLTV is below the program maximum of 80%; Verified credit history - Oldest tradeline 05/1976, Middle credit scores 730/753 with no history of delinquency reported. Minimum credit score required 700.

4/17/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $785,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300342939	296055	04/13/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Retirement benefit letter (pg 208) does not provide defined expiration. Missing documentation to evidence continuance of receipt.	04/17/2017
Low DTI - Review calculated DTI 33.93% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 74.52% LTV/CLTV is below the program maximum of 80%; Verified credit history - Oldest tradeline 05/1976, Middle credit scores 730/753 with no history of delinquency reported. Minimum credit score required 700.

4/14/2017 - Exception re-reviewed. Benefit letter confirms annuity supplement for Social Security will be received in addition to the monthly annuity benefit until the borrower becomes eligible for Social Security, CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
300342939	296068	04/13/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing documentation to source large deposit. Assets are needed to satisfy the reserve requirement.	04/17/2017
Low DTI - Review calculated DTI 33.93% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 74.52% LTV/CLTV is below the program maximum of 80%; Verified credit history - Oldest tradeline 05/1976, Middle credit scores 730/753 with no history of delinquency reported. Minimum credit score required 700.
											4/14/2017 - Exception is cleared with the attached cover letter addressed to borrower with accompanying copy of cashiers check. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300342939	296080	04/13/2017	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing comprehensive fraud report with all alerts satisfactorily addressed by lender.	04/17/2017
Low DTI - Review calculated DTI 33.93% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 74.52% LTV/CLTV is below the program maximum of 80%; Verified credit history - Oldest tradeline 05/1976, Middle credit scores 730/753 with no history of delinquency reported. Minimum credit score required 700.
											4/14/2017 - Exception is cleared with the attached copy of the comprehensive fraud report reflecting adjusted low risk scores with all variances cleared by lender. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300342939	296089	04/13/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	Initial CD was received at closing (pg 128).	04/17/2017
Low DTI - Review calculated DTI 33.93% is below the program maximum of 43%; Low LTV/CLTV/HCLTV - 74.52% LTV/CLTV is below the program maximum of 80%; Verified credit history - Oldest tradeline 05/1976, Middle credit scores 730/753 with no history of delinquency reported. Minimum credit score required 700.
											4/14/2017 - Exception is cleared. CD timing requirement is satisfied with US Mailbox Rule applied. TRID 0145 Exception Cleared;	Approved	A	A	A	A	A
300355761	300537	05/08/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	No evidence that borrower was provided with Home Loan Toolkit.	05/10/2017
Verified credit history - 785/798 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit files date back to 6/1997.; Verified reserves - Post closing reserves of $88,672.31, 17.68 months of PITI reserves.  9 months of PITI reserves required.

5/9/2017 - Exception is cleared with the attached cover letter addressed to borrower that evidences that the Home Loan Toolkit was included in the initial disclosure package. TRID 0133 Exception Cleared;
												Approved	A	A	A	A	A
300355761	300544	05/08/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $900,000 is supported. No post closing CDA provided.	05/11/2017
Verified credit history - 785/798 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit files date back to 6/1997.; Verified reserves - Post closing reserves of $88,672.31, 17.68 months of PITI reserves.  9 months of PITI reserves required.

5/10/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $900,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300355761	300554	05/08/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Hazard insurance coverage is insufficient	05/10/2017
Verified credit history - 785/798 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit files date back to 6/1997.; Verified reserves - Post closing reserves of $88,672.31, 17.68 months of PITI reserves.  9 months of PITI reserves required.

5/9/2017 - Attached email correspondence from the insurer confirms 120% replacement cost coverage. Evidence of insurance reflects extended limits - replacement cost coverage. Dwelling coverage increased 120% is $840,000, which is sufficient to cover the Note amount. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300355761	300641	05/08/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	Missing Intent To Proceed	05/10/2017
Verified credit history - 785/798 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit files date back to 6/1997.; Verified reserves - Post closing reserves of $88,672.31, 17.68 months of PITI reserves.  9 months of PITI reserves required.
											5/9/2017 - Exception is cleared with the attached borrower signed intent to proceed form. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300337507	301105	05/10/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	Refinance is a Lender to Lender refinance and should be performed on the H-9 form.
Verified reserves - Post closing reserves of $1,826,469.06, 368 months of verified PITI reserves. 9 months of PITI reserves required.; Low DTI - 9.40% DTI on fully documented file. 43% maximum DTI allowed. ; Low LTV/CLTV/HCLTV - 40% LTV/CLTV. Maximum LTV allowed of 80%.
											5/11/2017 - H8 is sufficient. Best practice is to reopen rescission under the correct form.ROR 0011 Overridden to EV2 level.	Approved	B	B	B	B	B
300337507	301112	05/10/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,500,000 is supported. No post closing CDA provided.	05/11/2017
Verified reserves - Post closing reserves of $1,826,469.06, 368 months of verified PITI reserves. 9 months of PITI reserves required.; Low DTI - 9.40% DTI on fully documented file. 43% maximum DTI allowed. ; Low LTV/CLTV/HCLTV - 40% LTV/CLTV. Maximum LTV allowed of 80%.

5/11/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $2,500,00 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300337507	301151	05/10/2017	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Appraisal (pg 24) lists site value as $1,100,000 which results in Site Value Ratio of 44%. Missing confirmation from appraiser that excessive Site Value Ratio is typical for the area.	05/11/2017
Verified reserves - Post closing reserves of $1,826,469.06, 368 months of verified PITI reserves. 9 months of PITI reserves required.; Low DTI - 9.40% DTI on fully documented file. 43% maximum DTI allowed. ; Low LTV/CLTV/HCLTV - 40% LTV/CLTV. Maximum LTV allowed of 80%.

5/11/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $2,500,00 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared.
												Approved	A	A	A	A	A
300434433	301788	05/11/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $665,000 is supported. No post closing CDA provided.	05/19/2017
Low DTI - Review calculated DTI of 33.54% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 10/2014, Middle credit score 759 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $137,606.40 or 32 months PITI. 9 months reserves required.

5/18/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $665,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300434433	301814	05/11/2017	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	2	Acknowledged	Present Housing Payment per Final 1003 is $2500 (pg 23). VOR monthly rent due of $3000 (pg 688).
Low DTI - Review calculated DTI of 33.54% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 10/2014, Middle credit score 759 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $137,606.40 or 32 months PITI. 9 months reserves required.
											5/17/2017 -Correction to the 1003/Application is considered non-material as it does not affect qualifying, thus borrowers signatures are not required. APP 0006 Overridden to EV2;	Approved	B	B	B	B	B
300373620	302765	05/16/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	Lender to Lender refinance is performed on H8 form (pg 505)
Low LTV/CLTV/HCLTV - 66.22% CLTV is below the program maximum of 80%.; Verified employment history - VVOE dated 4/21/2017 confirms B1s employment with present employer from xxxx to Present OR xx+ years (pg 585); Low DTI - Review calculated DTI of 36.33% is below the program maximum of 43%.
											5/17/2017 - H8 is sufficient. The cure is to reopen rescission under the correct form. ROR 0011 Overridden to EV2 level.	Approved	B	B	B	B	B
300373620	302766	05/16/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $925,000 is supported. No post closing CDA provided.	05/30/2017
Low LTV/CLTV/HCLTV - 66.22% CLTV is below the program maximum of 80%.; Verified employment history - VVOE dated 4/21/2017 confirms B1s employment with present employer from xxxx to Present OR xx+ years (pg 585); Low DTI - Review calculated DTI of 36.33% is below the program maximum of 43%.

5/30/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $930,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300373620	302774	05/16/2017	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of Hazard Insurance.	05/19/2017
Low LTV/CLTV/HCLTV - 66.22% CLTV is below the program maximum of 80%.; Verified employment history - VVOE dated 4/21/2017 confirms B1s employment with present employer from xxxx to Present OR xx+ years (pg 585); Low DTI - Review calculated DTI of 36.33% is below the program maximum of 43%.
											5/17/2017 - Exception is cleared with the attached hazard insurance dec page. HAZ 0005 Exception Cleared;	Approved	A	A	A	A	A
300373620	302843	05/17/2017	Credit	Missing Letter of Explanation	CRED 0104	1	Closed
Footnotes to the 1065 K1s reflects various  percentages of ownership which are allocated by State (pg 286, 289, 397). Borrowers ownership exceeds 25% in the states of Minnesota and Missouri. Ownership percentage to be confirmed.
									05/30/2017
Low LTV/CLTV/HCLTV - 66.22% CLTV is below the program maximum of 80%.; Verified employment history - VVOE dated 4/21/2017 confirms B1s employment with present employer from xxxx to Present OR xx+ years (pg 585); Low DTI - Review calculated DTI of 36.33% is below the program maximum of 43%.
											5/19/2017 - Exception is cleared with the attached email correspondence from B1s employer confirming ownership percentage is less than 25%. CRED 0104 Exception Cleared;	Approved	A	A	A	A	A
300373620	302861	05/17/2017	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing copy of unexpired government issued IDs for B1/B2.	05/19/2017
Low LTV/CLTV/HCLTV - 66.22% CLTV is below the program maximum of 80%.; Verified employment history - VVOE dated 4/21/2017 confirms B1s employment with present employer from xxxx to Present OR xx+ years (pg 585); Low DTI - Review calculated DTI of 36.33% is below the program maximum of 43%.
											5/17/2017 - Exception is cleared with the attached screen prints from the lenders LOS that documents the borrowers unexpired government issued ID information. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300433678	303387	05/19/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $795,000 is supported. No post closing CDA provided.	05/30/2017
Verified employment history - VVOE for B2 dated 5/5/2017 confirms employment with present employer from xxxx to Present OR xx yrs

VOE for B1 dated 5/2/2017 confirms employment with present employer from xxxx to Present OR xx yrs.

 ; Low LTV/CLTV/HCLTV - 64.24% CLTV is below the program maximum of 80%.

5/30/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $795,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300433678	303400	05/19/2017	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	1	Closed
Latest issued LE is indicated to have been delivered in person (pg 351, 253-coc), however, the disclosure is not signed by the borrower. Waiting period requirement is not satisfied with mailbox box rule applied.
									06/02/2017
Verified employment history - VVOE for B2 dated 5/5/2017 confirms employment with present employer from xxxx to Present OR xx yrs

VOE for B1 dated 5/2/2017 confirms employment with present employer from xxxx to Present OR xx yrs.

 ; Low LTV/CLTV/HCLTV - 64.24% CLTV is below the program maximum of 80%.

6/1/2017 - Exception is overridden to EV2 with the attached signed processors cert that confirms delivery of the latest issued LE on the issuance date. Borrower signed acknowledgement of receipt was previously provided via stip presentment on 5/19. TRID 0023 Exception Overridden to EV2;
												Approved	A	A	A	A	A
300433678	305753	05/30/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy for the newly constructed subject property.	06/07/2017
Verified employment history - VVOE for B2 dated 5/5/2017 confirms employment with present employer from xxxx to Present OR xx yrs

VOE for B1 dated 5/2/2017 confirms employment with present employer from xxxx to Present OR xx yrs.

 ; Low LTV/CLTV/HCLTV - 64.24% CLTV is below the program maximum of 80%.

6/6/2016 - Exception is cleared with the attached letter from the county confirming Certificates of Occupancy are not issued and that a final inspection approval by a county building safety inspector was issued on 2/23/2017. PROP 0012 Exception Cleared;
												Approved	A	A	A	A	A
300434432	308014	06/07/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $660,000 is supported. No post closing CDA provided.	06/08/2017
Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Verified employment history - WVOE confirms Borrowers employment with present employer from xxxx to Present (pg 403); Low DTI - 24.60% DTI is below the program maximum of 43%; Verified reserves - Post closing reserves $82,143 or 24 months PITI. 9 months reserves required.
											6/8/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $660,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300435892	308327	06/08/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,830,000 is supported. No post closing CDA provided.	06/14/2017
Low LTV/CLTV/HCLTV - 73.77% LTV is below the program maximum of 80%.; Low DTI - Review calculated DTI 29.37% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit scores 786/787 with no history of delinquency reported. Minimum credit score required 700.

6/9/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,830,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300435892	308343	06/08/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Hazard insurance dwelling coverage $1,161,000 is not sufficient to cover the replacement value of $1,187,740 (pg 434)	06/14/2017
Low LTV/CLTV/HCLTV - 73.77% LTV is below the program maximum of 80%.; Low DTI - Review calculated DTI 29.37% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit scores 786/787 with no history of delinquency reported. Minimum credit score required 700.

6/13/2017 - Exception is cleared with the attached declaration page that confirms increased building coverage of up to 120% or $1,393,200, which is sufficient to cover the replacement cost. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300357155	291675	03/23/2017	Compliance	Mortgage/Deed of Trust is not Recorded	DEED 0005	1	Closed	Missing evidence of recording.	04/14/2017
Low DTI - Review calculated DTI 32.19% is below the program maximum of 40%.; Low LTV/CLTV/HCLTV - 52.60% LTV is below the program maximum of 70%.; Verified credit history - Oldest tradeline on file 10/1997, Middle credit score 739 with no history of delinquency reported. Minimum credit score required 720.

4/13/2017 - Exception is cleared with the attached amendment to the specific closing instructions. Recording must occur no sooner than the disbursement date. Attached amendment satisfactorily documents lenders intent to record. DEED 0005 Exception Cleared;
												Approved	A	A	A	A	A
300357155	291723	03/23/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	H8 Notice of Right to Cancel form was used for the lender to lender refinance transaction.
Low DTI - Review calculated DTI 32.19% is below the program maximum of 40%.; Low LTV/CLTV/HCLTV - 52.60% LTV is below the program maximum of 70%.; Verified credit history - Oldest tradeline on file 10/1997, Middle credit score 739 with no history of delinquency reported. Minimum credit score required 720.
											4/10/2017 -H8 is sufficient. Cure is to reopen rescission under the correct form. ROR 0011 Overridden to EV2;	Approved	B	B	B	B	B
300357155	291725	03/23/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing investor ordered 3rd party appraisal analysis to reflect value of $960,000 is supported. No post closing CDA provided.	03/29/2017
Low DTI - Review calculated DTI 32.19% is below the program maximum of 40%.; Low LTV/CLTV/HCLTV - 52.60% LTV is below the program maximum of 70%.; Verified credit history - Oldest tradeline on file 10/1997, Middle credit score 739 with no history of delinquency reported. Minimum credit score required 720.
											3/29/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $960,000 is supported. Value confirmed by CDA. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300357155	291743	03/23/2017	Credit	Missing Employment doc (VVOE)	CRED 0006	2	Acknowledged	Missing verification of employment confirming 24 months employment and evidencing no 30+ days employment gaps as required per Appendix Q.
Low DTI - Review calculated DTI 32.19% is below the program maximum of 40%.; Low LTV/CLTV/HCLTV - 52.60% LTV is below the program maximum of 70%.; Verified credit history - Oldest tradeline on file 10/1997, Middle credit score 739 with no history of delinquency reported. Minimum credit score required 720.
											4/24/2017 - Post-consummation dated VVOE that confirms 24 months employment verification and evidences no 30+ day employment gaps, . CRED 0006 Exception Overridden to EV2;	Approved	B	B	B	B	B
300357155	291758	03/23/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing documentation to evidence that the non-borrowing spouses Schedule C self-employment business has been closed.	04/04/2017
Low DTI - Review calculated DTI 32.19% is below the program maximum of 40%.; Low LTV/CLTV/HCLTV - 52.60% LTV is below the program maximum of 70%.; Verified credit history - Oldest tradeline on file 10/1997, Middle credit score 739 with no history of delinquency reported. Minimum credit score required 720.

4/4/2017 -Post-consummation dated Secretary of State search confirms the involuntary dissolution of the non-borrowing spouses self-employment business for which losses were considered. CRED 0082 Exception Cleared;
												Approved	A	A	A	A	A
110740873	118135	08/21/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	08/26/2014	Low LTV/CLTV/HCLTV - 56% LTV. 80% maximum allowed.; Verified liquid assets and/or savings history - Post closing reserves of $1,453,958.81. 196 months of PITI reserves verified. 9 months required.	8/25/14 - Received missing LoanSafe Fraud report reflecting all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
110740873	118137	08/21/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	08/26/2014	Low LTV/CLTV/HCLTV - 56% LTV. 80% maximum allowed.; Verified liquid assets and/or savings history - Post closing reserves of $1,453,958.81. 196 months of PITI reserves verified. 9 months required.
Received lender closing instruction that reflects on page 3 of 4 that the Title Closer shall take the two original executed mortgages to the County Clerks office to have one recorded and the other stamped with the recording information. CRED 0049 Exception Cleared.
												Funded	A	A	A	A	A
110740873	118141	08/21/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,250,000 is supported. No CDA in file.	09/22/2014	Low LTV/CLTV/HCLTV - 56% LTV. 80% maximum allowed.; Verified liquid assets and/or savings history - Post closing reserves of $1,453,958.81. 196 months of PITI reserves verified. 9 months required.	8/29/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,250,000 is supported. APPR 0040 Exception Cleared	Funded	A	A	A	A	A
110740873	118208	08/22/2014	Credit	Missing Divorce Decree and/or Separation Agreement	DD 0001	1	Closed
2012 and 2013 tax returns (pg 472,430) reflect $6000 in annual alimony payments. $500 monthly alimony payment included in DTI. Missing Divorce settlement to confirm alimony agreement and evidence $500 payment will not be increasing.
									08/26/2014	Low LTV/CLTV/HCLTV - 56% LTV. 80% maximum allowed.; Verified liquid assets and/or savings history - Post closing reserves of $1,453,958.81. 196 months of PITI reserves verified. 9 months required.
8/25/14 -Appendix Q confirms that a reduction of the Alimony payment amount from gross income in qualifying is acceptable rather than counting a monthly obligation due to tax consequences. The Alimony was counted in qualifying.  DD 0001 Exception Overridden to EV2 level.
												Funded	A	A	A	A	A
300114106	204629	02/26/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed
UPDATED EXCEPTION:
 Received corrected 1008 with both borrowers names, correct DTI and date of approval, however 1008 reflects AUS approval. Guidelines require evidence of Manual Underwriting.  Lender approval must reflect Manual Underwriting per Lender guidelines.
									03/16/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/15/16 - Received corrected 1008 reflecting "Manual Underwriting" and listing both borrowers names, correct DTI and date of approval. APRV 0003 Exception Cleared.	Securitized	A	A	A	A	A
300114106	204631	02/26/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 (pg 400, 403) do not list borrower and coborrower time at current and prior residence.	03/16/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/15/16 - Received corrected copy of the Final 1003/Application listing 10 years at departing residence for B1 and B2. APP 002 Exception Cleared.	Securitized	A	A	A	A	A
300114106	204633	02/26/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	03/10/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/10/2016 - Provided with copy of Recorded Mortgage. DEED 0049 Exception Cleared.	Securitized	A	A	A	A	A
300114106	204635	02/26/2016	Compliance	Missing Initial Loan Estimate	TRID 0128	1	Closed	Missing all Loan Estimates. Initial Estimate required within 3 days of loan applications. Compliance and TRID review cannot be completed.	03/16/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/10/2016 - Provided with Loan Estimate dated 1/27/2016. TRID 0128 Exception Cleared.	Securitized	A	A	A	A	A
300114106	204636	02/26/2016	Compliance	Missing Initial Closing Disclosure	TRID 0129	1	Closed	Missing all Closing Disclosures. Compliance and TRID review cannot be completed. Additional exceptions will apply pending review of TRID documentation.	03/16/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/10/2016 - Provided with Closing Disclosure dated 2/9/2016. TRID 0129 Exception Cleared.	Securitized	A	A	A	A	A
300114106	204642	02/26/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	03/04/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.

3/4/16 - Received (Ref COMP 0029) Affiliate Acknowledgment executed by the lender. No affiliated businesses listed.** Affiliate Acknowledgment confirms no affiliated businesses to disclose, thus Affiliated Business Disclosure not required. COMP 0010 Exception Cleared.
												Securitized	A	A	A	A	A
300114106	204647	02/26/2016	Compliance	Missing Notice of Servicing Transfer Disclosure	SVCT 0001	1	Closed	Missing evidence that borrower was provided with Notice of Servicing Transfer Disclosure.	03/21/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/17/16 - Received response that Servicing Disclosure is now part of the Loan Estimate. Initially, no LE provided. Agree, on LE. Cleared. SVCT 0001 Exception Cleared.	Securitized	A	A	A	A	A
300114106	204648	02/26/2016	Compliance	Missing Intent to Proceed	TRID 0130	1	Closed	Notice of Intent to Proceed (pg 357) is not signed. No evidence in file that borrower has provided intent to proceed.	03/16/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.

3/15/16 - Received a copy of the borrower signed and dated Notice of Intent to Proceed with Loan Application. ** Confirmed documented Intent to Proceed date is within 10 business days of the Lenders application date. TRID 0130 Exception Cleared.
												Securitized	A	A	A	A	A
300114106	204650	02/26/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	03/16/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/4/16 - Received (Ref Exception COMP 0029) borrower signed E Consent Form dated 1/21/16. TRID 0134 Exception Cleared.	Securitized	A	A	A	A	A
300114106	204651	02/26/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	03/16/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/4/16 - Received (Ref Exception COMP 0029) borrower signed E Consent Form dated 1/21/16. TRID 0135 Exception Cleared.	Securitized	A	A	A	A	A
300114106	204658	02/26/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $925,000 is supported. No post closing CDA provided.	04/08/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/2/16 - Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Securitized	A	A	A	A	A
300114106	204672	02/26/2016	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Due to missing VVOE, review is unable to confirm 6 months on current job and unable to confirm 2 years employment prior to 7 month job gap.	03/24/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/10/2016. Provided with Verbal VOEs for both borrowers dated 2/12/2016 confirming current employment. CRED 0006 - Exception cleared.	Securitized	A	A	A	A	A
300114106	204689	02/26/2016	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Employment contract with EMPLOYER was not provided in the file.	04/08/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/18/2015 - Review of VVOE from EMPLOYER confirms dates of employment stated in borrower LOE. Requirement for employment contract is waived. CRED 0007 EXCEPTION CLEARED.	Securitized	A	A	A	A	A
300114106	204690	02/26/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	2013 returns for B1 are incomplete and unsigned. 2 .	03/18/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/18/2016 - Complete transcripts accepted in lieu of tax returns. CRED 0087 EXCEPTION CLEARED.	Securitized	A	A	A	A	A
300114106	204691	02/26/2016	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing Rate Lock document or evidence of initial rate lock date. Compliance review cannot be finalized.	03/10/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.

3/4/16 - Received response from lender:"Conditions". Attached is documentation to address multiple exceptions for subject loan, included is the Rate Lock disclosing a rate lock date of 1/21/16. COMP 0029 Exception Cleared.
												Securitized	A	A	A	A	A
300114106	205898	03/10/2016	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Per Appendix Q if a borrower has a gap in employment of greater than 6 months then 24 months of employment prior to the gap must be verified.
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/24/16 - W-2s cannot confirm the length of employment and that no gap occurred in employment history with the specific employer during this time frame. CRED 0082 Exception Overridden to EV2 level.	Securitized	B	B	B	B	B
300114106	205899	03/10/2016	Compliance	LE or CD NMLS Information is Deficient	TRID 0138	1	Closed	Loan Estimate dated (Stips) is missing Lender Loan Officer name and NMLS ID.	04/08/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.

3/17/16 -  The creditor NMLS is reflected. 12 CFR 1026.36(g)(1) requires identifying the individual loan originator with primary responsibility for the loan origination at the time the disclosure is provided.  TRID 0138 Exception Cleared.
												Securitized	A	A	A	A	A
300114106	205903	03/10/2016	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed	Missing redisclosed Loan Estimate dated within 3 days after initial Rate Lock date of 1/21/2016.	03/29/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.

3/29/15 - Re-reviewed at request of client.  Lock was completed on 1/21/16.  Application was made on the same date (pg. 485), thus disclosure was made within 3 business days of the application. TRID 0164 Exception Cleared.
												Securitized	A	A	A	A	A
300114106	205912	03/10/2016	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Contact information on Closing Disclosure dated 2/9/2016 (Stips) is missing Contact Name and Contact NMLS. No Contact Information provided for Settlement Agent.
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/17/16- Missing Settlement Agent information carries no assignee liability, thus override to EV2 level. TRID 0141 Exception Overridden to EV2 level.	Securitized	B	B	B	B	B
300114106	205913	03/10/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	You did not submit an Intent to Proceed Date. The creditor must document this communication to satisfy the requirements of 1026.25.	03/16/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.

3/15/16 - Received a copy of the borrower signed and dated Notice of Intent to Proceed with Loan Application. ** Confirmed documented Intent to Proceed date is within 10 business days of the Lenders application date. TRID 0047 Exception Cleared.
												Securitized	A	A	A	A	A
300114106	205914	03/10/2016	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed	No detail of lender credit in the amount of $9997.40 was provided. The disclosed finance charge ($602,145.99) is ($1,230.70) below the actual finance charge($603,376.69).	03/29/2016
Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.
											3/29/16 - The lender credits cover and cure the amount of the under disclosure, thus TRID 0088 Exception Cleared.	Securitized	A	A	A	A	A
300114106	205916	03/10/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	2	Acknowledged
Broker Fees increase from $11,000 on Loan Estimate to $11,100 on Closing Disclosure. Missing valid COC for increase in broker fees. The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-01-27: Broker Fees.

Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.

4/7/16 -Best practice is to use a delivery method which offers tracking services to document evidence delivery to borrower. Mailbox rules applies. Confirmed 3 days have elapsed since lender mailed the documents to the borrower via USPS on 3/22/2016. TRID 0119 Overridden to EV2.;
												Securitized	B	B	B	B	B
300114106	205922	03/10/2016	Compliance	Fee Naming Convention is inconsistent and/or does not meet the Clear and Conspicuous standard (12 CFR 1026.38(h)(4))	TRID 0152	2	Acknowledged
Closing Disclosure dated 2/9/2016 does not list name of Provided in Section C, Services Borrower Did Shop For. Unable to confirm if borrower used lenders service provider or choose their own service provider.

Verified credit history - 810/721 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1996. ; Verified housing payment history - 323 months of current and prior mortgage history for both borrowers paid 0x30.

4/6/16 - Best practice is to use a delivery method which offers tracking services to document evidence delivery to borrower. Mailbox rules applies. Confirmed 3 days have elapsed since lender mailed the documents to the borrower via USPS on 3/22/2016. TRID 0119 Overridden to EV2.
												Securitized	B	B	B	B	B
300233680	266191	11/22/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Lender to provide explanation for employers payment of borrowers personal income taxes.	12/02/2016
Low LTV/CLTV/HCLTV - 50% LTV/CLTV. 80% maximum LTV/CLTV allowed per guidelines. ; Verified reserves - Verified closing reserves of $116,995.21 or 26 months of PITI reserves. ; Verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 8/2004.
											12/2/2016 - Attached letter satisfactorily addresses employers remittance of the borrowers personal tax liability and confirms borrower has no ownership of the business. CRED 0082 Exception Cleared;	Securitized	A	A	A	A	A
300233680	266192	11/22/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file is not signed or dated.	12/02/2016
Low LTV/CLTV/HCLTV - 50% LTV/CLTV. 80% maximum LTV/CLTV allowed per guidelines. ; Verified reserves - Verified closing reserves of $116,995.21 or 26 months of PITI reserves. ; Verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 8/2004.
											12/1/2016 - Received a copy of the underwriter signed and dated 1008. APRV 0003 Exception Cleared;	Securitized	A	A	A	A	A
300233680	266201	11/22/2016	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD disclosed to borrower does not disclose Real Estate commission and other seller paid closing costs.
Low LTV/CLTV/HCLTV - 50% LTV/CLTV. 80% maximum LTV/CLTV allowed per guidelines. ; Verified reserves - Verified closing reserves of $116,995.21 or 26 months of PITI reserves. ; Verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 8/2004.
											12/13/2016 - Attached shipping label confirms delivery of the corrective CD with letter of explanation to borrower within 60 calendar days of consummation. TRID 0196 Exception Overridden to EV2.	Securitized	B	B	B	B	B
300233680	266203	11/22/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	11/30/2016
Low LTV/CLTV/HCLTV - 50% LTV/CLTV. 80% maximum LTV/CLTV allowed per guidelines. ; Verified reserves - Verified closing reserves of $116,995.21 or 26 months of PITI reserves. ; Verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 8/2004.
											11/29/2016 - Received borrower signed Affiliated Business Disclosure. COMP 0010 Exception Cleared;	Securitized	A	A	A	A	A
300233680	266213	11/22/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis.	12/05/2016
Low LTV/CLTV/HCLTV - 50% LTV/CLTV. 80% maximum LTV/CLTV allowed per guidelines. ; Verified reserves - Verified closing reserves of $116,995.21 or 26 months of PITI reserves. ; Verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 8/2004.
											11/29/2016 - Value confirmed by CDA. APPR 0040 Exception Cleared.	Securitized	A	A	A	A	A
300233680	266222	11/22/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	11/30/2016
Low LTV/CLTV/HCLTV - 50% LTV/CLTV. 80% maximum LTV/CLTV allowed per guidelines. ; Verified reserves - Verified closing reserves of $116,995.21 or 26 months of PITI reserves. ; Verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 8/2004.
											11/30/2016 - Received fraud report. CRED 0089 Exception Cleared;	Securitized	A	A	A	A	A
300233680	266252	11/23/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	11/30/2016
Low LTV/CLTV/HCLTV - 50% LTV/CLTV. 80% maximum LTV/CLTV allowed per guidelines. ; Verified reserves - Verified closing reserves of $116,995.21 or 26 months of PITI reserves. ; Verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 8/2004.
											11/29/2016 - Recording cover page lists the city recordation information. DEED 0049 Exception Cleared;	Securitized	A	A	A	A	A
300233680	266268	11/23/2016	Property	Property Type is prohibited	PROP 0002	2	Acknowledged	Subject site value ratio is 35.54% which exceeds lender guidelines.
Low LTV/CLTV/HCLTV - 50% LTV/CLTV. 80% maximum LTV/CLTV allowed per guidelines. ; Verified reserves - Verified closing reserves of $116,995.21 or 26 months of PITI reserves. ; Verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 8/2004.
											11/29/2016 - CDA supports the original appraised value. PROP 0002 Exception Overridden to EV2.	Securitized	B	B	B	B	B
300233680	266276	11/23/2016	Property	Lender Review Variance is not within tolerance.	APPR 0030	1	Closed	Missing lender ordered CDA as required per guidelines.	11/30/2016
Low LTV/CLTV/HCLTV - 50% LTV/CLTV. 80% maximum LTV/CLTV allowed per guidelines. ; Verified reserves - Verified closing reserves of $116,995.21 or 26 months of PITI reserves. ; Verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 8/2004.
											11/29/2016 - Value confirmed by CDA. APPR 0030 Exception Cleared.	Securitized	A	A	A	A	A
300233680	266278	11/23/2016	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing Rate Lock document or evidence of initial rate lock date.	12/02/2016
Low LTV/CLTV/HCLTV - 50% LTV/CLTV. 80% maximum LTV/CLTV allowed per guidelines. ; Verified reserves - Verified closing reserves of $116,995.21 or 26 months of PITI reserves. ; Verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 8/2004.
											11/29/2016 - LE was issued on the rate lock date. COMP 0029 Exception Cleared;	Securitized	A	A	A	A	A
300268740	267801	12/05/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing loan approval date. Final 1008 is not dated.	12/15/2016
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											12/14/2016 - Received a copy of the underwriter signed and dated Final 1008. APRV 0003 Exception Cleared;	Securitized	A	A	A	A	A
300268740	267851	12/05/2016	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	CD does not disclose any Real Estate Commissions for Purchase Transaction.
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											12/28/2016 - Post-close corrective CD disclosed the Seller paid fees to include Real Estate Commission. TRID 0196 Exception Overridden to EV2;	Securitized	B	B	B	B	B
300268740	267893	12/05/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing 3rd party appraisal analysis.	12/22/2016
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											12/21/2016 - Received 3rd Party Desk Review. APPR 0040 Exception Cleared.	Securitized	A	A	A	A	A
300268740	267913	12/05/2016	Credit	Guideline Exception(s)	GIDE 0001	2	Acknowledged	Site Value Ratio 56.55% exceeds maximum allowed of 35%.
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											12/28/2016 - (investor) acknowledges the site value of 56.55%. GIDE 0001 Exception Overridden to EV2.;	Securitized	B	B	B	B	B
300268740	267914	12/05/2016	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence of delivery to borrower of the original appraisal report.	12/22/2016
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											12/14/2016 - Received the borrower signed Appraisal / Valuation Acknowledgement. ECOA 0003 Exception Cleared;	Securitized	A	A	A	A	A
300268740	267915	12/05/2016	Compliance	Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums	FLOOD 0006	1	Closed	Missing Flood Cert to confirm subject is not located in a Special Flood Hazard Area.	12/15/2016
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											12/14/2016 - Received a copy of the Flood Determination to evidence that the subject property is not located in a Special Flood Hazard Area. FLOOD 0006 Exception Cleared;	Securitized	A	A	A	A	A
300268740	267916	12/05/2016	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of insurance for subject property.	12/15/2016
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											12/14/2016 - Received a copy of the Hazard Insurance Dec page for current policy for subject property. HAZ 0005 Exception Cleared;	Securitized	A	A	A	A	A
300268740	267939	12/05/2016	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing VOE confirming 24 months employment verification.	01/23/2017
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											12/19/2016 - Received pre-consummation dated VVOE. QMATR 0010 Exception Cleared;	Securitized	A	A	A	A	A
300268740	267951	12/05/2016	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged	WVoe is dated more than 30 days prior to the Note date.
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											1/23/2017 - Pre-consummation dated VVOE satisfies Appendix Q requirements. CRED 0007 Exception Overridden to EV2.	Securitized	B	B	B	B	B
300268740	267953	12/05/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
1) Missing 2 years 1040 returns to include all schedules and attachments.

2) 2 years IRS Transcripts report Passive Partnership and / or SCorp income. Missing corresponding K1s.

 3) Missing 4506T from signed at application.
									01/18/2017
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											1/17/17 - Received copies of B1 executed signature pages of 2 years 1040 returns. CRED 0087 Exception Cleared.	Securitized	A	A	A	A	A
300268740	267961	12/05/2016	Credit	Asset Documentation is Insufficient	CRED 0083	2	Acknowledged	Missing updated asset statements.
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											1/10/2017 -Asset statements are dated within 120 days. CRED 0083 Exception Overridden to EV2.	Securitized	B	B	B	B	B
300268740	267965	12/05/2016	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed	The disclosed finance charge ($504,900.66) is ($1,035.00) below the actual finance charge($505,935.66).	01/05/2017
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											1/4/2017 - The attached confirms that the borrower chosen attorney fee of $1250 was not required by lender. TRID 0088 Exception Cleared;	Securitized	A	A	A	A	A
300268740	267966	12/05/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	2	Acknowledged	CD does not indicate that fee was borrower chosen, nor is the fee parenthetically marked optional.
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.

1/4/2017 - Received 3rd party shipping carrier delivery confirmation to evidence delivery of the post-close corrective CD with corresponding letter of explanation to borrower on 12/28/2016. TRID 0195 Exception Overridden to EV2.
												Securitized	B	B	B	B	B
300268740	271063	12/22/2016	Property	Declining Market Indicator is Deficient	PROP 0011	1	Closed	3rd Party Desk Review HDI market condition information indicates that area values were declining during the period that the appraisal was made with REO activity in the area significant.	01/10/2017
Low LTV/CLTV/HCLTV - 54.55% CLTV is below the program maximum of 75%.; Low DTI - DTI 21.06% is below the program maximum of 43%.; Verified credit history - Oldest tradeline 9/1991, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.
											1/10/2017 - 3rd Party Desk Review supports the appraisal value with 0% variance and moderate risk score. PROP 0011 Exception Cleared.;	Securitized	A	A	A	A	A
300300906	277558	01/23/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final Borrower CD does not reflect any commission paid to the listing or selling agents.
Verified credit history - 807/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1992. ; Verified reserves - Post closing reserves of $189,851.86, 61 months of verified reserves. 9 months of PITI reserves required per guidelines.; Low DTI - Review DTI of 22.04% on fully documented file. 43% maximum DTI allowed.
											1/26/17 - Received evidence of trackable delivery confirmation of receipt. TRID 0196 Exception overridden to EV2 level.	Securitized	B	B	B	B	B
300300906	277576	01/23/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure. Initial application and disclosure documents in file have been E-signed by the borrowers.	02/21/2017
Verified credit history - 807/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1992. ; Verified reserves - Post closing reserves of $189,851.86, 61 months of verified reserves. 9 months of PITI reserves required per guidelines.; Low DTI - Review DTI of 22.04% on fully documented file. 43% maximum DTI allowed.
											01/24/17 - Received copy of disclosure for both borrowers with evidence of acknowledged acceptance. TRID 0134 Exception Cleared.	Securitized	A	A	A	A	A
300300906	277577	01/23/2017	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	02/21/2017
Verified credit history - 807/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1992. ; Verified reserves - Post closing reserves of $189,851.86, 61 months of verified reserves. 9 months of PITI reserves required per guidelines.; Low DTI - Review DTI of 22.04% on fully documented file. 43% maximum DTI allowed.
											01/24/17 - Received copy of disclosure for both borrowers with evidence of acknowledged acceptance. TRID 0135 Exception Cleared.	Securitized	A	A	A	A	A
300300906	277592	01/23/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $740,000 is supported.	02/17/2017
Verified credit history - 807/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1992. ; Verified reserves - Post closing reserves of $189,851.86, 61 months of verified reserves. 9 months of PITI reserves required per guidelines.; Low DTI - Review DTI of 22.04% on fully documented file. 43% maximum DTI allowed.
											2/17/17 - Value confirmed by CDA. APPR 0040 Exception Cleared.	Securitized	A	A	A	A	A
300300906	277595	01/23/2017	Credit	Missing Required Property Title Search	TITL 0009	1	Closed	Final Title Policy reflects that subject mortgage is not yet recorded.	01/26/2017
Verified credit history - 807/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1992. ; Verified reserves - Post closing reserves of $189,851.86, 61 months of verified reserves. 9 months of PITI reserves required per guidelines.; Low DTI - Review DTI of 22.04% on fully documented file. 43% maximum DTI allowed.
											1/26/17 - Received two documents reflecting recording information including fees. TITL 0009 Exception Cleared.	Securitized	A	A	A	A	A
300300906	277602	01/23/2017	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	2	Acknowledged	Coborrower does not meet lenders required minimum of 3 active tradelines.
Verified credit history - 807/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1992. ; Verified reserves - Post closing reserves of $189,851.86, 61 months of verified reserves. 9 months of PITI reserves required per guidelines.; Low DTI - Review DTI of 22.04% on fully documented file. 43% maximum DTI allowed.
											1/25/17 - Client confirmed exception acknowledged. CRED 0098 Overridden to EV2 level.	Securitized	B	B	B	B	B
300300906	277672	01/23/2017	Credit	Missing borrower immigration or residency status documentation	CRED 0032	1	Closed	Missing copy of Permanent Resident Card to confirm borrowers legal ability to be in the country.	01/25/2017
Verified credit history - 807/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1992. ; Verified reserves - Post closing reserves of $189,851.86, 61 months of verified reserves. 9 months of PITI reserves required per guidelines.; Low DTI - Review DTI of 22.04% on fully documented file. 43% maximum DTI allowed.
											1/24/17 - Received copy of Co-borrower permanent resident card, CRED 0032 Exception Cleared.	Securitized	A	A	A	A	A
300300906	277692	01/23/2017	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	01/25/2017
Verified credit history - 807/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1992. ; Verified reserves - Post closing reserves of $189,851.86, 61 months of verified reserves. 9 months of PITI reserves required per guidelines.; Low DTI - Review DTI of 22.04% on fully documented file. 43% maximum DTI allowed.
											1/24/17 - Received fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Securitized	A	A	A	A	A
300300906	277704	01/23/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Employment Verification is deficient.	02/01/2017
Verified credit history - 807/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1992. ; Verified reserves - Post closing reserves of $189,851.86, 61 months of verified reserves. 9 months of PITI reserves required per guidelines.; Low DTI - Review DTI of 22.04% on fully documented file. 43% maximum DTI allowed.
											1/31/17 - VOE on previous job provided in original file and Pay History confirm no 30 day gap in employment for the past 2 years. CRED 0007 Exception Cleared.	Securitized	A	A	A	A	A
300300906	277727	01/23/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	The Initial Closing Disclosure Received Date of (2017-01-11) is not three business days before the consummation date.	01/25/2017
Verified credit history - 807/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1992. ; Verified reserves - Post closing reserves of $189,851.86, 61 months of verified reserves. 9 months of PITI reserves required per guidelines.; Low DTI - Review DTI of 22.04% on fully documented file. 43% maximum DTI allowed.
											1/24/17 - Timing is cured with Tracking document reflecting CD sent and accepted via electronic delivery on same day. TRID 0008 Exception Cleared.	Securitized	A	A	A	A	A
300300906	277729	01/23/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed	A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate.	01/25/2017
Verified credit history - 807/787 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 1/1992. ; Verified reserves - Post closing reserves of $189,851.86, 61 months of verified reserves. 9 months of PITI reserves required per guidelines.; Low DTI - Review DTI of 22.04% on fully documented file. 43% maximum DTI allowed.
											1/24/17 - Disclosure Tracking report provided confirms LE was sent and accepted via electronic delivery on same day issued. TRID 0044 Exception Cleared.	Securitized	A	A	A	A	A
300302034	278913	01/26/2017	Credit	Missing Underwriter Loan Approval	APRV 0001	2	Acknowledged	No signed loan approval in file with Loan Program. 1008 in file (pg 134) is not signed by the underwriter or dated.
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											1/31/17 - Received underwriter e-signed 1008 reflecting a date of 01/31/2017. APRV 0001 Exception Overridden to EV2.	Securitized	B	B	B	B	B
300302034	279298	01/30/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final Borrower Closing Disclosure (pg 18) does not disclose Real Estate Commission(s).
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											2/2/2017 - Attached delivery confirmation for the re-disclosure and accompanying letter of explanation issued to borrower within 60 days of consummation. TRID 0196 Exception Overridden to EV2.	Securitized	B	B	B	B	B
300302034	279314	01/30/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence Home Loan Toolkit were provided as required on purchase transactions.	02/06/2017
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											01/31/17 - Received evidence Home Loan Toolkit were provided to borrowers same day as application date. TRID 0133 Exception Cleared.	Securitized	A	A	A	A	A
300302034	279315	01/30/2017	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure.	02/01/2017
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											01/31/17 - Received evidence an Electronic Document Delivery Disclosure was issued prior to the delivery of any disclosures sent electronically. TRID 0135 Exception Cleared.	Securitized	A	A	A	A	A
300302034	279317	01/30/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,475,000 is supported.	02/01/2017
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											2/1/17 - Received 3rd Party Desk Review that reflects original appraisal value of $1,475,000 is supported. APPR 0040 Exception Cleared.	Securitized	A	A	A	A	A
300302034	279318	01/30/2017	Property	Missing Appraiser License	APPR 0043	1	Closed	Missing copy of Appraisal License.	02/01/2017
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											1/31/17 - Received copy of appraiser license. APPR 0043 Exception Cleared.	Securitized	A	A	A	A	A
300302034	279327	01/30/2017	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing 4506T form signed at application.	03/13/2017
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											1/31/17 - Received an IRS Form 4506-T e-signed by the borrowers at application. CRED 0091 Exception Cleared.	Securitized	A	A	A	A	A
300302034	279330	01/30/2017	Credit	Missing Verification of Rental	CRED 0021	2	Acknowledged	Missing Verification of Rent. Final 1003 (pg 45) reflects borrowers were renting for the past 5 months.
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											2/2/2017 - VOR provided is dated post-consummation. Rating is satisfactory. Override CRED 0021 to EV2 level.	Securitized	B	B	B	B	B
300302034	279331	01/30/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed	The initial CD was delivered online but no evidence is present of borrower acknowledgement.	02/06/2017
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											02/01/2017 - Received copy of initial CD date issued 01/19/17 signed by both borrowers on the same date. TRID 0145 Exception Cleared.	Securitized	A	A	A	A	A
300302034	279332	01/30/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed	LE was delivered online but no evidence is present of borrower acknowledgement.	02/06/2017
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											2/6/2017 - Exception cleared. Intent to Proceed satisfactorily acknowledges receipt of the initial LE on the date of issuance. TRID 0044 Exception Cleared;	Securitized	A	A	A	A	A
300302034	279333	01/30/2017	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	1	Closed	Per the Disclosure Tracking Summary (pg. 548), the LE was delivered online but no evidence is present of borrower acknowledgement.	02/06/2017
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											2/2/2017 - "Exception is cleared with the attached LOS screen print. TRID 0023 Exception Cleared;	Securitized	A	A	A	A	A
300302034	279343	01/30/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Total of large deposits (pg 266) do not match sales proceeds reflected on HUD (pg 270) for the sale of borrowers previous residence.	03/13/2017
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											3/10/2017 - Exception is cleared with the attached copy of the Final CD that is signed and market certified. CRED 0083 Exception Cleared;	Securitized	A	A	A	A	A
300302034	279347	01/30/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	Initial CD was issued (pg 566) less than 3 business days prior to consummation date (pg 18).	02/01/2017
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											02/01/2017 - Received copy of initial CD date issued 01/19/17 signed by both borrowers on the same date. TRID 0145 Exception Cleared.	Securitized	A	A	A	A	A
300302034	279470	02/01/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing updated verification of employment.	02/28/2017
Verified employment history - B1 has been employed with current employer for over x years
 B2 has been employed with current employer for over x years; Low DTI - Low verified DTI of 26.81%. Max allowed per guides is 43%
											2/27/17 - WVOE for B1 and VVOE for B2 completed within 30 days of consummation. CRED 0007 Exception Cleared.	Securitized	A	A	A	A	A
300306486	279770	02/02/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	No signed loan approval in file with Loan Program. 1008 in file is not executed.	02/07/2017
Low LTV/CLTV/HCLTV - 60.61% LTV/CLTV. 80% maximum allowed per guidelines. ; Verified credit history - 799/722 qualifying credit scores. 84 months of mortgage history paid 0x30. Credit file dates back to 11/1987.
											2/6/17 - 1008 and loan commitment provided reflecting lender signature and date. APRV 0003 Exception Cleared.	Securitized	A	A	A	A	A
300306486	279790	02/02/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final Borrower CD does not reflect any commission paid to the listing or selling agents.
Low LTV/CLTV/HCLTV - 60.61% LTV/CLTV. 80% maximum allowed per guidelines. ; Verified credit history - 799/722 qualifying credit scores. 84 months of mortgage history paid 0x30. Credit file dates back to 11/1987.

2/6/17 - Evidence of trackable delivery confirming delivery made to borrowers with a letter of explanation and corrective CD reflecting real estate commissions paid on the subject transaction. TRID 0196 Exception Overridden.
												Securitized	B	B	B	B	B
300306486	279792	02/02/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing valid Change of Circumstance for Loan Estimate dated 12/9/2016.	02/08/2017
Low LTV/CLTV/HCLTV - 60.61% LTV/CLTV. 80% maximum allowed per guidelines. ; Verified credit history - 799/722 qualifying credit scores. 84 months of mortgage history paid 0x30. Credit file dates back to 11/1987.
											2/7/2017 - change of circumstance letter addressed to borrower listing program change as reason for the re-disclosure. TRID 0171 Exception Cleared;	Securitized	A	A	A	A	A
300306486	279803	02/02/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,125,000 is supported.	02/06/2017
Low LTV/CLTV/HCLTV - 60.61% LTV/CLTV. 80% maximum allowed per guidelines. ; Verified credit history - 799/722 qualifying credit scores. 84 months of mortgage history paid 0x30. Credit file dates back to 11/1987.
											2/6/17 - Received 3rd Party Desk Review that reflects original appraisal value of $1,125,000 is supported. APPR 0040 Exception Cleared.	Securitized	A	A	A	A	A
300306486	279806	02/02/2017	Credit	Missing Required Property Title Search	TITL 0009	1	Closed	Final Title Policy reflects that subject mortgage is not yet recorded.	02/07/2017
Low LTV/CLTV/HCLTV - 60.61% LTV/CLTV. 80% maximum allowed per guidelines. ; Verified credit history - 799/722 qualifying credit scores. 84 months of mortgage history paid 0x30. Credit file dates back to 11/1987.
											2/6/17 - Recd copy of email from abstract company reflecting documents are sent electronically to county clerk. TITL 0009 Exception Cleared.	Securitized	A	A	A	A	A
300306486	279810	02/02/2017	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	Missing evidence of liquidation from brokerage account	02/08/2017
Low LTV/CLTV/HCLTV - 60.61% LTV/CLTV. 80% maximum allowed per guidelines. ; Verified credit history - 799/722 qualifying credit scores. 84 months of mortgage history paid 0x30. Credit file dates back to 11/1987.
											2/7/2017 - no documentation of the borrowers actual receipt of funds realized from the sale or liquidation is required. CRED 0016 Exception Cleared;	Securitized	A	A	A	A	A
300306486	279818	02/03/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing current paystubs to confirm continued receipt of W2 income	03/01/2017
Low LTV/CLTV/HCLTV - 60.61% LTV/CLTV. 80% maximum allowed per guidelines. ; Verified credit history - 799/722 qualifying credit scores. 84 months of mortgage history paid 0x30. Credit file dates back to 11/1987.
											3/1/2017 - pre-consummation and post-consummation dated paystubs that detail YTD earnings. CRED 0082 Exception Cleared;	Securitized	A	A	A	A	A
300306486	279819	02/03/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	No evidence that Initial Closing Disclosure dated 1/20/2017 was provided to borrower prior to consummation date of 1/25/2017.	02/08/2017
Low LTV/CLTV/HCLTV - 60.61% LTV/CLTV. 80% maximum allowed per guidelines. ; Verified credit history - 799/722 qualifying credit scores. 84 months of mortgage history paid 0x30. Credit file dates back to 11/1987.
											2/7/2017 - disclosure tracking that evidences delivery of the initial CD on the date of issuance. TRID 0008 Exception Cleared;	Securitized	A	A	A	A	A
300306486	279821	02/03/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed	No evidence that initial LE dated 10/27/2016 (pg 164) was delivered by other than US Mail.	02/08/2017
Low LTV/CLTV/HCLTV - 60.61% LTV/CLTV. 80% maximum allowed per guidelines. ; Verified credit history - 799/722 qualifying credit scores. 84 months of mortgage history paid 0x30. Credit file dates back to 11/1987.
											2/7/2017 - initial LE was received via electronic method on the date of issuance. TRID 0144 Exception Cleared;	Securitized	A	A	A	A	A
300325098	279896	02/03/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing loan approval date	02/09/2017	Verified credit history - 780/793 qualifying credit scores. 700 minimum score required. No derogatory credit. ; Verified reserves - Post closing reserves of 37.85 months of PITI reserves verified.	2/8/17 - Received Lender executed 1008. APRV 0003 Exception Cleared.	Securitized	A	A	A	A	A
300325098	279902	02/03/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final Borrower CD does not reflect any commission paid to the listing or selling agents.		Verified credit history - 780/793 qualifying credit scores. 700 minimum score required. No derogatory credit. ; Verified reserves - Post closing reserves of 37.85 months of PITI reserves verified.	2/8/17 - Lender provided corrective CD with letter of explanation and evidence of delivery to both borrowers within 60 days of discovery. TRID 0196 Exception Overridden to EV2 level.	Securitized	B	B	B	B	B
300325098	279920	02/03/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	02/08/2017	Verified credit history - 780/793 qualifying credit scores. 700 minimum score required. No derogatory credit. ; Verified reserves - Post closing reserves of 37.85 months of PITI reserves verified.	2/7/17 - Value confirmed by CDA. APPR 0040 Exception Cleared.	Securitized	A	A	A	A	A
300325098	279921	02/03/2017	Credit	Missing Required Property Title Search	TITL 0009	1	Closed	Final Title Policy reflects that subject mortgage is not yet recorded.	02/09/2017	Verified credit history - 780/793 qualifying credit scores. 700 minimum score required. No derogatory credit. ; Verified reserves - Post closing reserves of 37.85 months of PITI reserves verified.	2/8/17 - Recd email chain from title agency confirming documents sent out for recording. TITL 0009 Exception Cleared.	Securitized	A	A	A	A	A
300325098	279978	02/03/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing evidence that borrower received the Closing Disclosure (pg 69) 3 days prior to consummation.	02/13/2017	Verified credit history - 780/793 qualifying credit scores. 700 minimum score required. No derogatory credit. ; Verified reserves - Post closing reserves of 37.85 months of PITI reserves verified.	2/10/2017 - "lox and CD 1/20". ** Exception is cleared with the attached copy of the initial CD. TRID 0008 Exception Cleared;	Securitized	A	A	A	A	A
300325098	281276	02/09/2017	Compliance	Missing Evidence of Initial Disclosure(s)	TRID 0187	1	Closed	Missing Initial and Redisclosed CDs date issued on 01/20/17 and 1/24/17.	02/13/2017	Verified credit history - 780/793 qualifying credit scores. 700 minimum score required. No derogatory credit. ; Verified reserves - Post closing reserves of 37.85 months of PITI reserves verified.	2/10/2017 - "CD 1/20". ** Exception is cleared with the attached initial and interim disclosure. TRID 0187 Exception Remains;	Securitized	A	A	A	A	A
300228240	272593	01/02/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis.No post closing CDA provided.	01/05/2017	Low DTI - DTI of 15.24% is well below guideline max of 43%.	1/5/17 Received 3rd Party Desk Review. APPR 0040 Exception Cleared.	Securitized	A	A	A	A	A
300228240	272594	01/02/2017	Credit	Missing Final Title Policy for transaction greater than 60 days	TITL 0004	1	Closed	Missing Final Title Policy	01/11/2017	Low DTI - DTI of 15.24% is well below guideline max of 43%.	1/9/2017 - "Final Title Policy". ** Exception is cleared with the attached Short Form Title Policy. TITL 0004 Exception Cleared.;	Securitized	A	A	A	A	A
300228240	272598	01/02/2017	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged	Missing VOE from co-borrowers prior employer.		Low DTI - DTI of 15.24% is well below guideline max of 43%.	2/8/2017 - WVOE with YTD paystub from prior employer evidence no 30+ days employment gaps. CRED 0007 Exception Overridden to EV2.	Securitized	B	B	B	B	B
300228240	272599	01/02/2017	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report.	02/09/2017	Low DTI - DTI of 15.24% is well below guideline max of 43%.	2/7/2017 - fraud report with adjusted low risk borrower score 1000 / adjusted low risk property score 1000. CRED 0089 Exception Cleared;	Securitized	A	A	A	A	A
300228237	272646	01/02/2017	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	The Initial and Final 1003 are not signed by the lender.	02/02/2017	Low DTI - 24.93% DTI is below 43%.	2/1/2017 - loan originator signed Initial and Final 1003 / Applications. APP 0004 Exception Cleared;	Securitized	A	A	A	A	A
300228237	272648	01/02/2017	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report.	02/06/2017	Low DTI - 24.93% DTI is below 43%.	2/3/2017 - fraud report that reflects low risk borrower / property scores of 1000 and no variances to be addressed. CRED 0089 Exception Cleared;	Securitized	A	A	A	A	A
300228237	272651	01/02/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	CD does not list seller paid fees.		Low DTI - 24.93% DTI is below 43%.
2/17/2017 - courier receipt that evidences delivery to borrower of the re-disclosure and accompanying letter of explanation completed within 60 days of discovery under 130(B). TRID 0196 Overridden to EV2.;
												Securitized	B	B	B	B	B
300228237	272655	01/02/2017	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing Final Closing Disclosure for evidence the sale of borrowers departing residence.	02/02/2017	Low DTI - 24.93% DTI is below 43%.	2/1/2017 - final settlement statements for departing residence that is signed and stamped certified by the settlement agent. CRED 0093 Exception Cleared;	Securitized	A	A	A	A	A
300228237	272748	01/03/2017	Compliance	LE / CD Re-Disclosure Made Post-Consummation	TRID 0146	1	Closed
Post consummation CD exceeds the 30 calendar day requirement to re-disclose to correct settlement charges or other numerical corrections and exceeds the 60 calendar day requirement to correct non-numerical clerical errors.
									02/01/2017	Low DTI - 24.93% DTI is below 43%.	2/1/2016 - Exception re-reviewed. There is no timing requirement for post-close CDs issued in dry funding states. TRID 0146 Exception Cleared;	Securitized	A	A	A	A	A
300228237	272751	01/03/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing Seller CD	02/10/2017	Low DTI - 24.93% DTI is below 43%.	2/6/2017 - seller CD that is marked Final. TRID 0193 Exception Cleared;	Securitized	A	A	A	A	A
300228237	272753	01/03/2017	Compliance	Missing Evidence of Service Provider List	TRID 0151	1	Closed	Missing Service Provider List	01/26/2017	Low DTI - 24.93% DTI is below 43%.	1/23/2017 - Exception is cleared with the attached service provider list. TRID 0151 Exception Cleared;	Securitized	A	A	A	A	A
300228237	272754	01/03/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis. No post closing CDA provided.	03/03/2017	Low DTI - 24.93% DTI is below 43%.	1/5/17 Received 3rd Party Desk Review. APPR 0040 Exception Cleared.	Securitized	A	A	A	A	A
300201504	238237	07/29/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive fraud report with all alerts addressed.	08/09/2016
Verified employment history - xx years of employment with same employer for borrower. xx years of employment with same employer for coborrower.; Verified reserves - Post closing reserves of $128,505.79, 31 months of PITI reserves. 9 months of PITI reserves required.; Verified housing payment history - 201 months of current and prior mortgage history paid 0x30.
											8/8/2016 - Received a complete copy of the fraud report reflecting fraud risk score of 699. CRED 0089 Exception Cleared.	Securitized	A	A	A	A	A
300201504	238255	07/29/2016	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Missing 1003 application signed by the Loan Officer.	08/09/2016
Verified employment history - xx years of employment with same employer for borrower. xx years of employment with same employer for coborrower.; Verified reserves - Post closing reserves of $128,505.79, 31 months of PITI reserves. 9 months of PITI reserves required.; Verified housing payment history - 201 months of current and prior mortgage history paid 0x30.
											8/8/2016 - Received a copy of the originator executed initial 1003 / application. APP 0004 Exception Cleared.	Securitized	A	A	A	A	A
300201504	238263	07/29/2016	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged	Missing Estimated Property Costs over Year 1 in No Escrow box.
Verified employment history - xx years of employment with same employer for borrower. xx years of employment with same employer for coborrower.; Verified reserves - Post closing reserves of $128,505.79, 31 months of PITI reserves. 9 months of PITI reserves required.; Verified housing payment history - 201 months of current and prior mortgage history paid 0x30.
											8/30/2016 - Rescission is not required to be reopened. TRID 0148 Exception Overridden to EV2.	Securitized	B	B	B	B	B
300201504	238276	07/29/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $660,000 is supported.	08/03/2016
Verified employment history - xx years of employment with same employer for borrower. xx years of employment with same employer for coborrower.; Verified reserves - Post closing reserves of $128,505.79, 31 months of PITI reserves. 9 months of PITI reserves required.; Verified housing payment history - 201 months of current and prior mortgage history paid 0x30.
											8/1/2016 -Value confirmed by CDA. APPR 0040 Exception Cleared.	Securitized	A	A	A	A	A
300201504	238287	07/29/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed	The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2016-05-13.	08/11/2016
Verified employment history - xx years of employment with same employer for borrower. xx years of employment with same employer for coborrower.; Verified reserves - Post closing reserves of $128,505.79, 31 months of PITI reserves. 9 months of PITI reserves required.; Verified housing payment history - 201 months of current and prior mortgage history paid 0x30.
											8/9/2016 - Increase to loan discount fee of $0.22 due to LE rounding is acceptable. TRID 0119 Exception Cleared.;	Securitized	A	A	A	A	A
300201504	238299	07/29/2016	Compliance	Missing revised LE after Change of Circumstance	TRID 0172	1	Closed	Missing redisclosed Loan Estimate and evidence of Change of Circumstance.	08/11/2016
Verified employment history - xx years of employment with same employer for borrower. xx years of employment with same employer for coborrower.; Verified reserves - Post closing reserves of $128,505.79, 31 months of PITI reserves. 9 months of PITI reserves required.; Verified housing payment history - 201 months of current and prior mortgage history paid 0x30.
											8/9/2016 - Received disclosure and reran compliance submission. TRID 0172 Exception Cleared.;	Securitized	A	A	A	A	A
700001069	235903	07/20/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,550,000 is supported.	07/28/2016
Verified employment history - VOE dated 7/5/2016 confirms B2s employment with present employer from.
 ; Verified credit history - Middle credit scores 774 / 756. Minimum credit score required 720.; Verified reserves - Verified Reserves $144,625.05 or 26 months PITI. 12 months PITI reserves required.
											7/27/2016 - Value confirmed by CDA. APPR 0040 Exception Cleared.	Securitized	A	A	A	A	A
700001069	236096	07/20/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing fraud report with all variances addressed by lender.	08/04/2016
Verified employment history - VOE dated 7/5/2016 confirms B2s employment with present employer from.
 ; Verified credit history - Middle credit scores 774 / 756. Minimum credit score required 720.; Verified reserves - Verified Reserves $144,625.05 or 26 months PITI. 12 months PITI reserves required.
											8/1/2016 - Received a copy of the fraud report with fraud risk score 651. FRAUD 0001 Exception Cleared.;	Securitized	A	A	A	A	A
700001069	236112	07/20/2016	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	2	Acknowledged	B2 does not meet the minimum tradeline requirement.
Verified employment history - VOE dated 7/5/2016 confirms B2s employment with present employer from.
 ; Verified credit history - Middle credit scores 774 / 756. Minimum credit score required 720.; Verified reserves - Verified Reserves $144,625.05 or 26 months PITI. 12 months PITI reserves required.
											8/2/2016 - email correspondence from (client) stating (client) will acknowledge the co-borrower trade line exception. CRED 0098 Exception Overridden to EV2.	Securitized	B	B	B	B	B
700001069	236150	07/20/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	No indication of payoff of the existing mortgage.	09/30/2016
Verified employment history - VOE dated 7/5/2016 confirms B2s employment with present employer from.
 ; Verified credit history - Middle credit scores 774 / 756. Minimum credit score required 720.; Verified reserves - Verified Reserves $144,625.05 or 26 months PITI. 12 months PITI reserves required.
											9/28/2016 -Attached documentation satisfactorily documents the concurrent refinance of non-subject property. APP 0006 Exception Cleared.;	Securitized	A	A	A	A	A
700001069	236151	07/20/2016	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed	Approval DTI: 33.695% per 1008 (pg 96) / Review DTI: 37.05% (Program Max 43%), variance exceeds 2% tolerance.	09/30/2016
Verified employment history - VOE dated 7/5/2016 confirms B2s employment with present employer from.
 ; Verified credit history - Middle credit scores 774 / 756. Minimum credit score required 720.; Verified reserves - Verified Reserves $144,625.05 or 26 months PITI. 12 months PITI reserves required.
											9/28/2016 -DTI decreased to 34.46% which is within 2% tolerance of the approved DTI. CRED 0004 Exception Cleared.;	Securitized	A	A	A	A	A